                                                   Filed Pursuant to Rule 497(e)
                                                       Registration No. 33-16439

FUND PROSPECTUS SUPPLEMENT
to Prospectus dated August 15, 1996 (as revised October 11, 1996)

The information in the Table entitled "Annual Fund Operating Expenses" and in the "Example" on page 2 of the Prospectus relating to the GROWTH & INCOME FUND is replaced in its entirety by the following:

ANNUAL FUND OPERATING EXPENSES:
(as a percentage of average net assets)


Management Fees                         1.00%

Rule 12b-1 Expenses                     0.25%

Other Expenses (reflecting
voluntary expense limitations)          0.05%(1)

Total Fund Operating Expenses
(reflecting voluntary expense
limitations)                            1.30%(1)

-------------------------
(1) Reflecting voluntary expense limitation.   In the absence of the limitation,
Other Expenses and Total Fund Operating Expenses would be .60% and 1.85%, respectively.

EXAMPLE
                         1 Year         3 Years        5 Years        10 Years
Growth & Income Fund       $13            $41            N/A             N/A

Robertson Stephens Investment Management has agreed to waive its fee under its Administrative Services Agreement with the Growth & Income Fund, and to bear certain expenses of the Fund, to the extent necessary so that Other Expenses (excluding any brokerage, interest, taxes, deferred organizational expenses, and extraordinary expenses) will not exceed 0.05% of the Fund's average daily net assets. See "Expense Summary" in the Prospectus for additional information.

ALL FUNDS

The section of the Prospectus entitled "Short Sales," appearing on page 13, should be replaced in its entirety with the following:

When Robertson Stephens Investment Management anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that a Fund will be able to close out the position at any particular time or at an acceptable price. All short sales must be fully collateralized.

December 20, 1996

                       ROBERTSON STEPHENS INVESTMENT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION
                         ROBERTSON STEPHENS MUTUAL FUNDS

                                 AUGUST 15, 1996
                          AS REVISED DECEMBER 20, 1996

     Robertson Stephens Investment Trust (the "Trust") is an open-end series investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Trust dated August 15, 1996 (as revised October 11, 1996). A copy of the Trust's Prospectus can be obtained upon request made to Robertson, Stephens & Company LLC ("RS&Co."), the Trust's distributor, 555 California Street, San Francisco, California 94104, telephone 1-800-766-FUND.

                                TABLE OF CONTENTS

     CAPTION                                                                PAGE
     -------                                                                ----
INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . . . . . . . . . 2
THE FUNDS' INVESTMENT LIMITATIONS. . . . . . . . . . . . . . . . . . . . . . .15
MANAGEMENT OF THE FUNDS. . . . . . . . . . . . . . . . . . . . . . . . . . . .20
THE FUNDS' DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . . . . . .33
HOW NET ASSET VALUE IS DETERMINED. . . . . . . . . . . . . . . . . . . . . . .34
TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .35
HOW PERFORMANCE IS DETERMINED. . . . . . . . . . . . . . . . . . . . . . . . .36
ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . .39
APPENDIX A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .41
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .44

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and policies of the Funds are described in detail in the Prospectus. The following discussion provides supplemental information concerning certain investment techniques in which one or more of the Funds may engage, and certain of the risks they may entail. Certain of the investment techniques may not be available to all of the Funds.

     All of the Funds, except for the Emerging Growth Fund, are managed by Robertson, Stephens & Company Investment Management, L.P. ("RSIM, L.P."). The Emerging Growth Fund is managed by Robertson Stephens Investment Management, Inc. ("RSIM, Inc."). RSIM, L.P. and RSIM, Inc. are sometimes referred to in this Statement collectively as "Robertson Stephens Investment Management."

LOWER-RATED DEBT SECURITIES

     Certain of the Funds may purchase lower-rated debt securities, sometimes referred to as "junk bonds" (those rated BB or lower by Standard & Poor's ("S&P") or Ba or lower by Moody's Investor Service, Inc. ("Moody's")). See APPENDIX A for a description of these ratings. None of the Funds intends, under current circumstances, to purchase such securities if, as a result, more than 35% of the Fund's assets would be invested in securities rated below BB or Ba.

     The lower ratings of certain securities held by a Fund reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund's ability to sell its securities at prices approximating the values a Fund had placed on such securities. It is possible that legislation may be adopted in the future limiting the ability of certain financial institutions to purchase lower rated securities; such legislation may adversely affect the liquidity of such securities. In the absence of a liquid trading market for securities held by it, the Fund may be unable at times to establish the fair market value of such securities. The rating assigned to a security by Moody's or S&P does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.

     Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates generally will result in an increase in the value of a Fund's fixed-income securities. Conversely, during periods of rising interest rates, the value of a Fund's fixed-income securities generally will decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect cash income derived from such securities, but will affect the Fund's net asset value. A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Robertson Stephens Investment Management will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

     Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. Certain of the lower-rated securities in which the Funds may invest are issued to raise funds in connection with the acquisition of a company, in so-called "leveraged buy-out" transactions.

The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

     Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell lower-rated securities when Robertson Stephens Investment Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. In many cases, such securities may be purchased in private placements and, accordingly, will be subject to restrictions on resale as a matter of contract or under securities laws. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value. In order to enforce its rights in the event of a default under such securities, a Fund may be required to take possession of and manage assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the Fund's net asset value. A Fund may also be limited in its ability to enforce its rights and may incur greater costs in enforcing its rights in the event an issuer becomes the subject of bankruptcy proceedings.

     Certain securities held by a Fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

OPTIONS

     The Funds may purchase and sell put and call options on their portfolio securities to enhance investment performance and to protect against changes in market prices. There is no assurance that a Fund's use of put and call options will achieve its desired objective, and a Fund's use of options may result in losses to the Fund.

     COVERED CALL OPTIONS. A Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

     A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

     In return for the premium received when it writes a covered call option, a Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

     A Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

     COVERED PUT OPTIONS. A Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

     In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

     A Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

     PURCHASING PUT AND CALL OPTIONS. A Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

     A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

     A Fund may also purchase put and call options to attempt to enhance its current return.

     OPTIONS ON FOREIGN SECURITIES. A Fund may purchase and sell options on foreign securities if Robertson Stephens Investment Management believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund's investment objective. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

     RISKS INVOLVED IN THE SALE OF OPTIONS. Options transactions involve certain risks, including the risks that Robertson Stephens Investment Management will not forecast interest rate or market movements correctly, that a Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of Robertson Stephens Investment Management to forecast market and interest rate movements correctly.

     An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Robertson Stephens Investment Management believes it is inadvisable to do so.

     Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of Robertson Stephens Investment Management may be considered such a group. These position limits may restrict the Funds' ability to purchase or sell options on particular securities.

     Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

     Government regulations, particularly the requirements for qualification as a "regulated investment company" under the Internal Revenue Code, may also restrict the Funds' use of options.

SPECIAL EXPIRATION PRICE OPTIONS

     Certain of the Funds may purchase over-the-counter ("OTC") puts and calls with respect to specified securities ("special expiration price options") pursuant to which the Funds in effect may create a custom index relating to a particular industry or sector that Robertson Stephens Investment Management believes will increase or decrease in value generally as a group. In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option. Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium. However, if the value of the underlying security increases (or decreases) by a prenegotiated amount, the special expiration price option is canceled and becomes worthless. A portion of the dividends during the term of the option are applied to reduce the exercise price if the options are exercised. Brokerage commissions and other transaction costs will reduce these Funds' profits if the special expiration price options are exercised. A Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets, and will limit premiums paid for such options in accordance with state securities laws.

LEAPS AND BOUNDS

     The Value + Growth Fund may purchase certain long-term exchange-traded equity options called Long-Term Equity Anticipation Securities ("LEAPs") and Buy-Right Options Unitary Derivatives ("BOUNDs"). LEAPs provide a holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount. BOUNDs provide a holder the opportunity to retain dividends on the underlying security while potentially participating in the underlying securities' capital appreciation up to a fixed dollar amount. The Value + Growth Fund will not purchase these options with respect to more than 25% of the value of its net assets.

     LEAPs are long-term call options that allow holders the opportunity to participate in the underlying securities' appreciation in excess of a specified strike price, without receiving payments equivalent to any cash dividends declared on the underlying securities. A LEAP holder will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP will expire worthless.

     BOUNDs are long-term options which are expected to have the same economic characteristics as covered call options, with the added benefits that BOUNDs can be traded in a single transaction and are not subject to early exercise.
Covered call writing is a strategy by which an investor sells a call option while simultaneously owning the number of shares of the stock underlying the call. BOUND holders are able to participate in a stock's price appreciation up to but not exceeding a specified strike price while receiving payments equivalent to any cash dividends declared on the underlying stock. At expiration, a BOUND holder will receive a specified number of shares of the underlying stock for each BOUND held if, on the last day of trading, the underlying stock closes at or below the strike price. However, if at expiration the underlying stock closes above the strike price, the BOUND holder will receive a payment equal to a multiple of the BOUND's strike price for each BOUND held. The terms of a BOUND are not adjusted because of cash distributions to the shareholders of the underlying security. BOUNDs are subject to the position limits for equity options imposed by the exchanges on which they are traded.

     The settlement mechanism for BOUNDs operates in conjunction with that of the corresponding LEAPs. For example, if at expiration the underlying stock closes at or below the strike price, the LEAP will expire worthless, and the holder of a corresponding BOUND will receive a specified number of shares of stock from the writer of the BOUND. If, on the other hand, the LEAP is "in the money" at expiration, the holder of the LEAP is entitled to receive a specified number of shares of the underlying stock from the LEAP writer upon payment of the strike price, and the holder of a BOUND on such stock is entitled to the cash equivalent of a multiple of the strike price from the writer of the BOUND. An investor holding both a LEAP and a corresponding BOUND, where the underlying stock closes above the strike price at expiration, would be entitled to receive a multiple of the strike price from the writer of the BOUND and, upon exercise of the LEAP, would be obligated to pay the same amount to receive shares of the underlying stock. LEAPs are American-style options (exercisable at any time prior to expiration), whereas BOUNDs are European-style options (exercisable only on the expiration date).

FUTURES CONTRACTS

     INDEX FUTURES CONTRACTS AND OPTIONS. A Fund may buy and sell stock index futures contracts and related options for hedging purposes or to attempt to increase investment return. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

     The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

     Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

     In order to hedge its investments successfully using futures contracts and related options, a Fund must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's securities.

     Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

     As an alternative to purchasing and selling call and put options on index futures contracts, each of the Funds which may purchase and sell index futures contracts may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier."

     A Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. A Fund may also allow such options to expire unexercised.

     Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

     MARGIN PAYMENTS. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

     Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying index rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

     When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

     LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

     The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that a Fund would have to exercise the options in order to realize any profit.

     HEDGING RISKS. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of a Fund's securities which are the subject of a hedge. Robertson Stephens Investment Management will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund's portfolio securities sought to be hedged.

     Successful use of futures contracts and options by a Fund for hedging purposes is also subject to Robertson Stephens Investment Management's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by Robertson Stephens Investment Management still may not result in a successful hedging transaction over a very short time period.

     OTHER RISKS. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

INDEXED SECURITIES

     Certain of the Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals, or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security whose price characteristics are similar to a put option on the underlying currency. Currency-indexed securities also may have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, commodity or other instrument to which they are indexed, and also may be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

REPURCHASE AGREEMENTS

     A Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust and only with respect to obligations of the U.S. Government or its agencies or instrumentalities or other high-quality, short-term debt obligations. Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. Robertson Stephens Investment Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

LEVERAGE

     Leveraging a Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of a Fund's shares and in the yield on a Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Since any decline in value of a Fund's investments will be borne entirely by the Fund's shareholders (and not by those persons providing the leverage to the Fund), the effect of leverage in a declining market would be a greater decrease in net asset value than if the Fund were not so leveraged. Leveraging will create interest expenses for a Fund, which can exceed the investment return from the borrowed funds. To the extent the investment return derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund's investment return will be greater than if leveraging were not used. Conversely, if the investment return from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the investment return of the Fund will be less than if leveraging were not used.

REVERSE REPURCHASE AGREEMENTS

     In connection with its leveraging activities, a Fund may enter into reverse repurchase agreements, in which the Fund sells securities and agrees to repurchase them at a mutually agreed date and price. A reverse repurchase agreement may be viewed as a borrowing by the Fund, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, reverse repurchase agreements involve the risk that, in the event of the bankruptcy or insolvency of the Fund's counterparty, the Fund would be unable to recover the security which is the subject of the agreement, that the amount of cash or other property transferred by the counterparty to the Fund under the agreement prior to such insolvency or bankruptcy is less than the value of the security subject to the agreement, or that the Fund may be delayed or prevented, due to such insolvency or bankruptcy, from using such cash or property or may be required to return it to the counterparty or its trustee or receiver.

SECURITIES LENDING

     A Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) a Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of any Fund loaned will not at any time exceed one-third (or such other limit as the Trustees may establish) of the total assets of the Fund. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan.

     Before a Fund enters into a loan, Robertson Stephens Investment Management considers all relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund will not lend portfolio securities to borrowers affiliated with the Fund.

SHORT SALES

     Certain of the Funds may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that a Fund will be able to close out the position at any particular time or at an acceptable price.

FOREIGN INVESTMENTS

     Investments in foreign securities may involve considerations different from investments in domestic securities due to limited publicly available information, non-uniform accounting standards, lower trading volume and possible consequent illiquidity, greater volatility in price, the possible imposition of withholding or confiscatory taxes, the possible adoption of foreign governmental restrictions affecting the payment of principal and interest, expropriation of assets, nationalization, or other adverse political or economic developments. Foreign companies may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies. Foreign brokerage commissions and other fees are generally higher than in the United States. It may be more difficult to obtain and enforce a judgment against a foreign issuer.

     In addition, to the extent that a Fund's foreign investments are not U.S. dollar-denominated, the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations and may incur costs in connection with conversion between currencies.

     DEVELOPING COUNTRIES. The considerations noted above for foreign investments generally are intensified for investments in developing countries. These risks include (i) volatile social, political and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) the existence of national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain developing countries, of a capital market structure or market-oriented economy; (vii) economies based on only a few industries; and (viii) the possibility that recent favorable economic developments in certain developing countries may be slowed or reversed by unanticipated political or social events in such countries.

FOREIGN CURRENCY TRANSACTIONS

     A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. A Fund may engage in both "transaction hedging" and "position hedging."

     When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     A Fund may purchase or sell a foreign currency on a spot (I.E., cash) basis at the prevailing spot rate in connection with transaction hedging. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

     For transaction hedging purposes, a Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at a specified exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option. A Fund will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Robertson Stephens Investment Management, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

     When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Fund are denominated or are quoted in their principle trading markets or an increase in the value of currency for securities which the Fund expects to purchase. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Fund may also purchase or sell foreign currency on a spot basis.

     The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

     It is impossible to forecast with precision the market value of a Fund's portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of a Fund if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

     To offset some of the costs to a Fund of hedging against fluctuations in currency exchange rates, the Fund may write covered call options on those currencies.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

     A Fund may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, by purchasing and selling options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.

     CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange.

     Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although a Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

     FOREIGN CURRENCY OPTIONS. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when Robertson Stephens Investment Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

     The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last-sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

     FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

PRECIOUS METALS

     The value of the investments of certain Funds may be affected by changes in the price of gold and other precious metals. Gold has been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and other governmental policies, such as currency devaluations or revaluations; economic and social conditions within a country; trade imbalances; or trade or currency restrictions between countries. Because much of the world's known gold reserves are located in South Africa, political and social conditions there may pose special risks to investments in gold. For instance, social upheaval and related economic difficulties in South Africa could cause a decrease in the share values of South African issuers.
Many institutions have rescinded policies that preclude investments in companies doing business in South Africa. In July 1991, the United States lifted the prohibition on new U.S. investment in South Africa, including the purchase of newly-issued securities of South African companies.

     In addition to its investments in securities, a Fund may, as described from time to time in the Prospectus, invest a portion of its assets in precious metals, such as gold, silver, platinum, and palladium, and precious metal options and futures. The prices of precious metals are affected by broad economic and political conditions, but are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals and precious metal options and futures may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Precious metals may be purchased in any form, including bullion and coins, provided that Robertson Stephens Investment Management intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A Fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

     Under current federal income tax law, gains from selling precious metals (and certain other assets) may not exceed 10% of a Fund's annual gross income. This tax requirement could a Fund to hold or sell precious metals, securities, options, or futures when it would not otherwise do so.

ZERO-COUPON DEBT SECURITIES AND PAY-IN-KIND SECURITIES

     Zero-coupon securities in which a Fund may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

     When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

     Zero-coupon securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though zero-coupon securities do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on them and to distribute the amount of that interest at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirement.

     A Fund also may purchase pay-in-kind securities. Pay-in-kind securities pay all or a portion of their interest or dividends in the form of additional securities.


                        THE FUNDS' INVESTMENT LIMITATIONS

     The Trust has adopted the following fundamental investment restrictions which (except to the extent they are designated as nonfundamental as to any Fund) may not be changed without the affirmative vote of a majority of the outstanding voting securities of the affected Fund.

     THE CONTRARIAN FUND-TM-, THE DEVELOPING COUNTRIES FUND, THE EMERGING GROWTH FUND AND THE VALUE + GROWTH FUND.

     A Fund may not:

     1. purchase or sell commodities or commodity contracts, or interests in oil, gas, or other mineral leases, or other mineral exploration or development programs, although it may invest in companies that engage in such businesses to the extent otherwise permitted by a Fund's investment policies and restrictions and by applicable law, except as required in connection with otherwise permissible options, futures and commodity activities as described elsewhere in the Prospectus and this Statement;

     2. purchase or sell real estate, although it may invest in securities secured by real estate or real estate interests, or issued by companies, including real estate investment trusts, that invest in real estate or real estate interests;

     3. make short sales or purchases on margin, although it may obtain short-term credit necessary for the clearance of purchases and sales of its portfolio securities and except as required in connection with permissible options, futures, short selling and leverage activities as described elsewhere in the Prospectus and this Statement;

     4. (a) for the Contrarian Fund-TM- and the Developing Countries Fund only: with respect to 50% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities), if immediately after and as a result of such investment more than 5% of the total assets of the Fund would be invested in such issuer (the remaining 50% of its total assets may be invested without restriction except to the extent other investment restrictions may be applicable);

          (b) for the Emerging Growth Fund and Value + Growth Fund only: with respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities), if immediately after and as a result of such investment more than 5% of the total assets of the Fund would be invested in such issuer (the remaining 25% of its total assets may be invested without restriction except to the extent other investment restrictions may be applicable);

     5. mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required for otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options and other hedging activities;

     6. make loans of the Fund's assets, including loans of securities (although it may, subject to the other restrictions or policies stated herein, purchase debt securities or enter into repurchase agreements with banks or other institutions to the extent a repurchase agreement is deemed to be a loan), except that the Contrarian Fund-TM- and Developing Countries Fund each may lend up to one-third of its total assets to other parties;

     7. borrow money, except from banks for temporary or emergency purposes or in connection with otherwise permissible leverage activities, and then only in an amount not in excess of (a) one-third of the value of the Contrarian Fund's-TM- or Developing Countries Fund's total assets, or
          (b) 5% of the Emerging Growth Fund's or Value + Growth Fund's total assets (in any case as determined at the lesser of acquisition cost or current market value and excluding collateralized reverse repurchase agreements);

     8. underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Trust's Board of Trustees (the Board's current policy permits a Fund to invest in companies that directly or through subsidiaries execute portfolio transactions for a Fund or have entered into selling agreements with the Distributor to sell Fund shares, to the extent permitted by applicable law), and except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

     9. invest more than 25% of the value of the Fund's total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

     10. issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions;

     11. purchase the securities of any company for the purpose of exercising management or control (nonfundamental restriction for the Contrarian Fund-TM-, the Developing Countries Fund and the Value + Growth Fund);

     12. (a) purchase more than 10% of the outstanding voting securities of any one issuer (fundamental restriction for the Emerging Growth Fund and nonfundamental restriction for the Value + Growth Fund);

          (b) own, directly or indirectly, more than 25% of the voting securities of any one issuer or affiliated person of the issuer (nonfundamental restriction of the Contrarian Fund-TM- and the Developing Countries Fund);

     13. (a) purchase the securities of any registered investment company, except as part of a merger or similar reorganization transaction (Emerging Growth Fund only);

          (b) purchase the securities of other investment companies, except as permitted by the 1940 Act or as part of a merger, consolidation, acquisition of assets or similar reorganization transaction (Value + Growth Fund only);

          (c) purchase the securities of other investment companies, except as permitted by the 1940 Act (and then only in the open market where no commission except the ordinary broker's commission is paid) or as part of a merger, consolidation, acquisition of assets or similar reorganization transaction (nonfundamental for the Contrarian Fund-TM-);

          (d) purchase the securities of other investment companies, except as permitted by the 1940 Act and except as otherwise provided in the Prospectus (nonfundamental for the Developing Countries Fund);

     14. (a) invest more than 5% of the value of its total assets in securities of any issuer which has not had a record, together with its predecessors, of at least three years of continuous operations (Emerging Growth Fund only); and

          (b) invest more than 50% of its total assets in the securities of issuers which, together with any predecessors, have a record of less than three years of continuous operation or in restricted securities (nonfundamental restriction for The Contrarian Fund-TM- and the Developing Countries Fund);

     15. invest more than 10% of the value of its total assets in securities that are not readily marketable or that would require registration under the Securities Act of 1933, as amended, upon disposition (as a matter of operating policy, the Fund interprets this restriction as including venture capital investments such as venture capital partnerships whose securities are not registered under the Securities Act of 1933 and unregistered securities of companies which are not yet publicly held; furthermore, and as an additional matter of operating policy, the Board of Trustees has adopted a further restriction that no more than 5% of the Fund's total assets may be held in such restricted securities) (Emerging Growth Fund only).

     ALL OTHER FUNDS.

     As fundamental investment restrictions, which may not be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund, a Fund may not:

     1. issue any class of securities which is senior to the Fund's shares of beneficial interest, except that each of the Funds may borrow money to the extent contemplated by Restriction 3 below;

     2. purchase securities on margin (but a Fund may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments or other arrangements in connection with transactions in short sales, futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose.);

     3. borrow more than one-third of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities;

     4. act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

     5. (i) (as to 75% of the Diversified Growth Fund's, the Global Low-Priced Stock Fund's, the Global Natural Resources Fund's, the Growth & Income Fund's, the Information Age Fund's-TM-, and the MicroCap Growth Fund's total assets and 50% of the Partners Fund's total assets) purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) purchase any security if as a result 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry, except that the Information Age Fund-TM- will invest without limit in any one or more information technology industries and the Global Natural Resources Fund will invest without limit in any one or more natural resources industries, as described in the Trust's Prospectus at the time;

     6. invest in securities of any issuer if any officer or Trustee of the Trust or any officer or director of RSIM, L.P. or RSIM, Inc., as the case may be, owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer (This policy is non-fundamental as to the MicroCap Growth Fund);

     7. make loans, except by purchase of debt obligations or other financial instruments in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or through the lending of its portfolio securities;

     8. purchase or sell commodities or commodity contracts, except that a Fund may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions, and except as required in connection with otherwise permissible options, futures, and commodity activities as described elsewhere in the Prospectus or this Statement at the time;

     9. purchase or sell real estate or interests in real estate, including real estate mortgage loans, although (i) it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts, and (ii) the Global Natural Resources Fund may invest in any issuers in the natural resources industries, as described in the Prospectus at the time. (For purposes of this restriction, investments by a Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.).

     In addition, it is contrary to the current policy of each of the Diversified Growth, Global Low-Priced Stock, Global Natural Resources, Growth & Income, Information Age-TM-, MicroCap Growth, and Partners Funds, which policy may be changed without shareholder approval, to invest more than 15% of its net assets in securities which are not readily marketable, including securities restricted as to resale (other than securities restricted as to resale but determined by the Trustees, or persons designated by the Trustees to make such determinations, to be readily marketable).

     All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in a Prospectus, the other investment policies described in this Statement or in the Prospectus are not fundamental and may be changed by approval of the Trustees. As a matter of policy, the Trustees would not materially change a Fund's investment objective without shareholder approval.

     The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                             MANAGEMENT OF THE FUNDS

TRUSTEES AND OFFICERS

     Set forth below is certain information about the Trust's trustees and executive officers:

*G. RANDY HECHT, PRESIDENT, CHIEF EXECUTIVE OFFICER AND TRUSTEE
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Hecht, 45, has served as the Chief Operating Officer of Robertson, Stephens & Company, Inc. since January 1993, as Chief Financial Officer of Robertson, Stephens & Company LLC (and its predecessors) from June 1984 to January 1993 and as the head of the firm's Investment Management Group since 1988. He is a limited partner of Robertson, Stephens & Company LLC, and a member of the Management and Executive Committees of Robertson, Stephens & Company, Inc. As of October 18, 1988, Mr. Hecht assumed the responsibilities of President and Chief Executive Officer of the Trust. From May 1987 through May 1995, he served as Chief Financial Officer of the Trust. Mr. Hecht has been a Director of RSIM, Inc., and of Robertson, Stephens & Company, Inc., the sole general partner of RSIM, L.P., one of the Trust's Advisers, from June 1989 to January 1993, and since January 1993, respectively. Mr. Hecht served as the Trust's Secretary from May 1987 through January 1989, as RSIM, L.P.'s Secretary from 1993 to the present, and as RSIM, Inc.'s Secretary from May 1987 through June 1989. He has been a Trustee of the Trust since June 1987.

LEONARD B. AUERBACH, TRUSTEE
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Auerbach, 49, is the President and Chairman of the Board of Auerbach Associates, Inc., a management consulting firm which he founded in 1979. Mr. Auerbach is also the sole shareholder and director of a company that is a general partner of Tuttle & Company, which provides mortgage pipeline interest rate hedging services to a variety of institutional clients. Mr. Auerbach is the President of Tuttle & Auerbach Securities, Inc., an introducing broker trading futures on behalf of institutional hedging clients and individuals. He also is a Director of Roelof Mining, Inc. He was a professor of Business Administration at St. Mary's College, Moraga, California until June 1992. He is the co-founder, and served as the Chairman until March 1986, of Intraview Systems Corporation, a privately-held company whose assets were acquired by Worlds of Wonder, Inc. He has been a Trustee of the Trust since June 1987.

DANIEL R.
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Cooney, 71, is retired. He had a consulting agreement with Lord Abbett & Co., a mutual fund adviser, from January 1987 until December 1989. From September 1985 through December 1986 he was an Executive Vice President and Senior Adviser of the Lord Abbett Developing Growth Fund, a mutual fund. Mr. Cooney was the portfolio manager of the Lord Abbett Developing Growth Fund from its inception (October 1973) through September 1985, at which time the Lord Abbett Developing Growth Fund had assets of approximately $250 million. He has been a Trustee of the Trust since April 1989.

TERRY R. OTTON, CHIEF FINANCIAL OFFICER
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Otton, 42, has served as Treasurer, Chief Financial Officer, and Principal Accounting Officer of Robertson, Stephens & Company LLC (and its predecessors) since January 1993, and has been a Managing Director since January 1992. Prior to becoming Chief Financial Officer of Robertson, Stephens & Company LLC, he served as Controller from January 1988 to December 1992. Mr. Otton is a Certified Public


     -------------------------
*    DENOTES A TRUSTEE WHO IS AN "INTERESTED PERSON," AS DEFINED IN THE 1940
     ACT.

     Accountant, and prior to joining Robertson, Stephens & Company LLC in 1982, was employed by Arthur Anderson.

JAMES K. PETERSON, TRUSTEE
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Peterson, 55, is a private consultant; he served as Director of the IBM Retirement Funds from April 1988 until October 1996. Mr. Peterson was a Manager of the IBM Retirement Funds from March 1981 until April 1988. Mr. Peterson has been a Trustee of the Trust since June 1987.

*JOHN P. ROHAL, TRUSTEE
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Mr. Rohal, 49, has served as Managing Director and Director of Research for Robertson, Stephens & Company LLC (and its predecessors) since April 1993. From November 1987 to April 1993 he was Managing Director and co-head of the technology research group for Alex. Brown & Sons, an investment banking firm. He has been a Trustee of the Trust since July 1993.

DANA K. WELCH, SECRETARY
c/o Robertson, Stephens & Company LLC, 555 California Street, San Francisco, CA 94104
     Ms. Welch, 45, has served as General Counsel of Robertson, Stephens & Company LLC (and its predecessors) since June 1995. Prior to joining Robertson, Stephens & Company LLC, Ms. Welch was Special Counsel at O'Melveny & Myers, a Los Angeles based law firm. She has served as Secretary of the Trust since August 1996.

     Pursuant to the terms of the Advisory Agreements with the Funds, Robertson Stephens Investment Management pays all compensation of officers of the Trust as well as the fees and expenses of all Trustees of the Trust who are affiliated persons of Robertson Stephens Investment Management. The Trust pays each unaffiliated Trustee an annual fee of $30,000 and reimburses their actual out-of-pocket expenses relating to attendance at meetings of the Board of Trustees.

CONTROL PERSONS AND SHARE OWNERSHIP

     Shareholders of record who owned on May 10, 1996 more than 5% of the outstanding shares of any Fund were as follows:

                                                      Percentage of Fund's
    Shareholder                   Shares Owned         Outstanding Shares
    -----------                   ------------         ------------------

CONTRARIAN FUND-TM-

Charles Schwab & Co., Inc.         19,306,425                 33.5%
Cash Account Special Custody
  FBO Customers Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.   6,578,447                 11.4%
FBO The Exclusive Benefit of
 Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

DEVELOPING COUNTRIES FUND

Charles Schwab & Co., Inc.          1,638,736                 39.8%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.     529,024                 12.8%
Attn:  Mutual Funds, 5th Floor
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

FTC & Co.                             232,383                  5.6%
Attn:  Datalynx #082
P.O. Box 5508
Denver, CO  80217-5508

Donaldson Lufkin Jenrette             301,120                  7.3%
Securities Corp.
P.O. Box 2052
Jersey City, NJ  07303-2052

EMERGING GROWTH FUND

Charles Schwab & Co., Inc.          1,808,366                 20.7%
Cash Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

GLOBAL LOW-PRICED STOCK FUND

National Financial Services Corp.     227,107                 18.2%
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

FTC & Co.                             119,574                  9.6%
Attn: Datalynx #003
P.O. Box 173736
Denver, CO  80217-3736

Charles Schwab & Co., Inc.            236,171                 19.0%
Reinvest Account
Attn: Mutual Funds Department
101 Montgomery Street

San Francisco, CA  94101-4122

GLOBAL NATURAL RESOURCES FUND

National Financial Services Corp.     278,408                 11.3%
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

Charles Schwab & Co., Inc.          1,440,454                 58.9%
Reinvest Account
Attn: Mutual Funds Department
101 Montgomery Street
San Francisco, CA  94101-4122

GROWTH & INCOME FUND

Charles Schwab & Co., Inc.          7,001,310                 43.8%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.   2,247,847                 12.5%
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

INFORMATION AGE FUND-TM-

National Financial Services Corp.     914,143                 14.9%
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

Charles Schwab & Co., Inc.          1,891,488                 30.8%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

PARTNERS FUND

Charles Schwab & Co., Inc.            496,462                 36.4%
Reinvest Account
Attn: Mutual Fund Department

101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.     119,584                  8.7%
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

FTC & Co.                             161,640                 11.8%
Attn: Datalynx #082
P.O. Box 5508
Denver, CO  80217-5508

VALUE + GROWTH FUND

Charles Schwab & Co., Inc.         14,242,994                 37.1%
Cash Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.   5,622,888                 14.6%
FBO The Exclusive Benefit of
  Our Customers
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

     To the Funds' knowledge, there were no shareholders who owned beneficially 5% or more of a Fund's shares on May 10, 1996.

     On May 10, 1996 the officers and trustees of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of each Fund.

     The Trust's Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

ROBERTSON STEPHENS INVESTMENT MANAGEMENT

     Pursuant to Investment Advisory Agreements (the "Advisory Agreements"), Robertson Stephens Investment Management determines the composition of the Funds' portfolios, the nature and timing of the changes to the Funds' portfolios, and the manner of implementing such changes. Robertson Stephens Investment Management also (a) provides the Funds with investment advice, research, and related services for the investment of their assets, subject to such directions as it may receive from the Board of Trustees; (b) pays all of the Trust's executive officers' salaries and executive expenses (if any); (c) pays all expenses incurred in performing its investment advisory duties under the

Advisory Agreements; and (d) furnishes the Funds with office space and certain administrative services (pursuant, in the case of the Diversified Growth Fund, the Global Low-Price Stock Fund, the Global Natural Resources Fund, the Growth & Income Fund, the Information Age Fund-TM-, and the MicroCap Growth Fund, Administrative Services Agreements with the Funds, as described below). The services of Robertson Stephens Investment Management to the Funds are not deemed to be exclusive, and Robertson Stephens Investment Management or any affiliate may provide similar services to other series of the Trust, other investment companies, and other clients, and may engage in other activities. The Funds may reimburse Robertson Stephens Investment Management (on a cost recovery basis only) for any services performed for a Fund by it outside its duties under the Advisory Agreements.

     Investment decisions for the Funds and for the other investment advisory clients of Robertson Stephens Investment Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Robertson Stephens Investment Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. Robertson Stephens Investment Management employs professional staffs of portfolio managers who draw upon a variety of resources, including RS&Co., for research information for the Funds.

     MANAGEMENT FEES. The Funds pay Robertson Stephens Investment Management fees as compensation for the services provided by it under the Advisory Agreements. The amount of these management fees is calculated daily and payable monthly at the following annual rates based on the average daily net assets of each Fund:

          Contrarian Fund-TM-                     1.50%
          Developing Countries Fund               1.25%
          Diversified Growth Fund                 1.00%
          Emerging Growth Fund                    1.00%
          Global Low-Priced Stock Fund            1.00%
          Global Natural Resources Fund           1.00%
          Growth & Income Fund                    1.00%
          Information Age Fund-TM-                1.00%
          MicroCap Growth Fund                    1.25%
          Partners Fund                           1.25%
          Value + Growth Fund                     1.00%

     These management fees are higher than those paid by most other investment companies. Robertson Stephens Investment Management also may at its discretion from time to time pay for Fund expenses from its own assets, or reduce the management fee of a Fund.

     ADMINISTRATIVE FEES. The Diversified Growth Fund, Global Low-Priced Stock Fund, Global Natural Resources Fund, Growth & Income Fund, Information Age Fund-TM-, and MicroCap Growth Fund have entered into Administrative Services Agreements with RSIM, L.P., pursuant to which RSIM, L.P. continuously provides business management services to the Funds and generally manages all of the business and affairs of the Funds, subject to the general oversight of the Trustees. The Funds pay RSIM, L.P. a fee, calculated daily and payable monthly, at the annual rate of 0.25% of their respective average daily net assets.

     The proceeds received by each Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds may be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made.

     Each of the Advisory Agreements is subject to annual approval (in the case of the Global Low-Priced Stock Fund, the Global Natural Resources Fund, the Growth & Income Fund, the Information Age Fund-TM-, and the Partners Fund, commencing in 1997, and in the case of the Diversified Growth Fund and the MicroCap Growth Fund, in 1998) by (i) the vote of the Trustees or of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected Fund, and (ii) the vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, RSIM, L.P., or RSIM, Inc. Each is terminable by Robertson Stephens Investment Management or the Trust, without penalty, on 60 days written notice to the other and will terminate automatically in the event of its assignment.

     Each of the Administrative Services Agreements is subject to annual approval (in the case of the Global Low-Priced Stock Fund, the Global Natural Resources Fund, the Growth & Income Fund, the Information Age Fund-TM- and the Partners Fund, commencing in 1997, and in the case of the Diversified Growth Fund and the MicroCap Growth Fund, in 1998) by (i) the Board of Trustees, and
(ii) the vote of a majority of the Trustees who are not "interested persons"
(as defined in the 1940 Act). The Administrative Services Agreements may be terminated without penalty, by the Trust or by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected Fund, on 30 days notice to RSIM, L.P.

     RECENT MANAGEMENT AND ADMINISTRATIVE FEES PAID BY THE FUNDS.

                                               Reimbursement      Administration
                        Management Fees(1)     Of Expenses(2)          Fees
CONTRARIAN FUND-TM-     ------------------     --------------     --------------
6/3/93 - 3/31/94                $1,476,494
Year ended 3/31/95              $8,053,129           $785,897
Nine Months Ended               $5,648,970
12/31/95

DEVELOPING COUNTRIES
FUND
5/2/94 - 3/31/95                  $174,084           $ 44,177
Nine months ended 12/31/95        $145,517           $282,462

EMERGING GROWTH FUND
Year ended 3/31/94              $1,084,284
Year ended 3/31/95              $1,736,763
Nine Months Ended               $1,288,465
12/31/95

GLOBAL LOW-PRICED STOCK FUND
11/15/95 - 12/31/95                   $854             $6,440            $213


GLOBAL NATURAL RESOURCES FUND
11/15/95 - 12/31/95                   $470             $5,748            $117


GROWTH & INCOME FUND
7/12/95 - 12/31/95                $415,116


INFORMATION AGE FUND-TM-
11/15/95 - 12/31/95                $25,307                             $6,327

PARTNERS FUND
7/12/95 - 12/31/95                 $42,710            $93,846

VALUE + GROWTH FUND
Year ended 3/31/94                $288,116           $191,672
Year ended 3/31/95              $1,260,821
Nine Months Ended               $9,702,327
12/31/95

     (1) Before giving effect to any reimbursement or waiver by RSIM.
     (2) Includes amount of management fees waived or reimbursed by RSIM, plus the amount of any other expenses for which RSIM reimbursed the Fund or which RSIM bore on behalf of the Fund.

EXPENSES

     Each Fund will pay all expenses related to its operation which are not borne by Robertson Stephens Investment Management or RS&Co., including but not limited to taxes, interest, brokerage fees and commissions, compensation paid to RS&Co. under a Fund's 12b-1 Plan, fees paid to members of the Board of Trustees who are not officers, directors, stockholders, or employees of Robertson Stephens Investment Management or RS&Co., SEC fees and related expenses, state Blue Sky qualification fees, charges of custodians, transfer agents, registrars or other agents, outside auditing, accounting, and legal services, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges, and charges relating to corporate matters.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Transactions on U.S. stock exchanges, commodities markets, and futures markets and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Robertson Stephens Investment Management receives brokerage and research services and other similar services from many broker-dealers with which Robertson Stephens Investment Management places a Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services, and personal computers utilized by Robertson Stephens Investment Management's managers and analysts. Where the services referred to above are not used exclusively by Robertson Stephens Investment Management for research purposes, Robertson Stephens Investment Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to Robertson Stephens Investment Management and its affiliates in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by a Fund is not reduced because Robertson Stephens Investment Management or its affiliates receive these services even though Robertson Stephens Investment Management might otherwise be required to purchase some of these services for cash.

     Robertson Stephens Investment Management places all orders for the purchase and sale of portfolio investments for the Funds and buys and sells investments for the Funds through a substantial number of brokers and dealers. Robertson Stephens Investment Management seeks the best overall terms available for the Funds, except to the extent Robertson Stephens Investment Management may be permitted to pay higher brokerage commissions as described below. In doing so, Robertson Stephens Investment Management, having in mind a Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices, and trends, the reputation, experience, and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

     As permitted by Section 28(e) of the 1934 Act, and by the Advisory Agreements, Robertson Stephens Investment Management may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Robertson Stephens Investment Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Robertson Stephens Investment Management's authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Neither RSIM, L.P. nor RSIM, Inc. currently intends to cause the Funds to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, RSIM, L.P. and RSIM, Inc. will use their best efforts to obtain the best overall terms available with respect to such transactions.

     The following tables provide information regarding brokerage commissions paid by the Funds for the periods indicated.

                                PERIOD          FISCAL YEAR          PERIOD
CONTRARIAN FUND-TM-        3/31/95-12/31/95    ENDED 3/31/95    6/3/93 - 3/31/94
-------------------        ----------------    -------------    ----------------

Percentage of total           62%              69%                83%
transactions involving
brokerage commissions

Dollar amount of
commissions                   $1,026,683       $1,959,452         $1,140,692

Percentage (dollar            1% ($6,840)      14.8% ($289,074)   18% ($210,807)
amount) paid to RS&Co.

Percentage of brokerage       1%               14%                26%
transactions effected
through RS&Co.

Percentage of transactions    38%              31%                17%
effected without brokerage
commissions

                                                 PERIOD              PERIOD
DEVELOPING COUNTRIES FUND                   3/31/95-12/31/95    5/2/94 - 3/31/95
-------------------------                   ----------------    ----------------

Percentage of total transactions               87%                76%
involving brokerage commissions

Dollar amount of commissions                   $228,245           $170,919

Percentage (dollar amount) paid to RS&Co.      0% ($0)            .73%  ($1,250)

Percentage of brokerage transactions
effected through RS&Co.                        0%                 2%

Percentage of transactions effected
without brokerage commissions                  13%                24%


                                                                 FISCAL YEAR         FISCAL YEAR
                                               PERIOD               ENDED               ENDED              PERIOD
EMERGING GROWTH FUND                       3/31/95-12/31/95        3/31/95             3/31/94         1/1/94-3/31/94
--------------------                       ----------------      -----------         -----------       --------------
Percentage of total transactions
involving brokerage commissions              21%                 21%                 37%                 10%

Dollar amount of commissions                 $300,963            $559,915            $1,007,880          $105,582

Percentage (dollar amount) paid to
RS&Co.                                       24% ($71,498)       29.2% ($163,607)    21% ($216,575)      8% ($8,442)

Percentage of brokerage transactions
effected through RS&Co.                      4%                  24%                 16%                 5%

Percentage of transactions effected
without brokerage commissions                79%                 79%                 63%                 92%


                                                                 FISCAL YEAR         FISCAL YEAR
                                               PERIOD               ENDED               ENDED              PERIOD
VALUE + GROWTH FUND                       3/31/95-12/31/95         3/31/95             3/31/94        4/21/92-3/31/93
-------------------                       ----------------       -----------         -----------      ---------------
Percentage of total transactions
involving brokerage commissions              77%                 49%                 69%                 50%

Dollar amount of commissions                 $1,707,929          $665,354            $295,284            $105,025

Percentage (dollar amount) paid to
RS&Co.                                       21% ($356,240)      12.4% ($82,270)     35% ($102,015)      40% ($41,493)

Percentage of brokerage transactions
effected through RS&Co.                      9%                  13%                 39%                 38%


Percentage of transactions effected
without brokerage commissions                23%                 51%                 31%                 50%



                                                                                  PERIOD
GLOBAL LOW-PRICED STOCK FUND                                                 11/15/95-12/31/95
----------------------------                                                 -----------------
Percentage of total transactions involving brokerage commissions                   51%

Dollar amount of commissions                                                       $1,595

Percentage (dollar amount) paid to RS&Co.                                          0% ($0)

Percentage of brokerage transactions effected through RS&Co.                       0%

Percentage of transactions effected without brokerage commissions                  49%


                                                                                   PERIOD
GLOBAL NATURAL RESOURCES FUND                                                11/15/95-12/31/95
----------------------------                                                 -----------------
Percentage of total transactions involving brokerage commissions                   84%

Dollar amount of commissions                                                       $1,242

Percentage (dollar amount) paid to RS&Co.                                          41% ($515)

Percentage of brokerage transactions effected through RS&Co.                       39%

Percentage of transactions effected without brokerage commissions                  16%


                                                                                   PERIOD
GROWTH & INCOME FUND                                                          7/12/95-12/31/95
--------------------                                                         -----------------
Percentage of total transactions involving brokerage commissions                   45%

Dollar amount of commissions                                                       $282,119

Percentage (dollar amount) paid to RS&Co.                                          18% ($49,415)

Percentage of brokerage transactions effected through RS&Co.                       7%

Percentage of transactions effected without brokerage commissions                  55%


                                                                                  PERIOD
INFORMATION AGE FUND-TM-                                                     11/15/95-12/31/95
------------------------                                                     -----------------
Percentage of total transactions involving brokerage commissions                   75%

Dollar amount of commissions                                                       $21,166

Percentage (dollar amount) paid to RS&Co.                                          25% ($5,200)

Percentage of brokerage transactions effected through RS&Co.                       8%

Percentage of transactions effected without brokerage commissions                  25%


                                                                                  PERIOD
PARTNERS FUND                                                                 7/12/95-12/31/95
-------------                                                                ------------------
Percentage of total transactions involving brokerage commissions                       70%

Dollar amount of commissions                                                       $21,979

Percentage (dollar amount) paid to RS&Co.                                          0.1% ($25)

Percentage of brokerage transactions effected through RS&Co.                       1%

Percentage of transactions effected without brokerage commissions                  30%


                             THE FUNDS' DISTRIBUTOR

     Each of the Funds has adopted a Distribution Plan under Rule 12b-l of the 1940 Act (each a "Plan"). Pursuant to the Plans, each Fund may pay RS&Co. (also referred to as the "Distributor") distribution fees, for services the Distributor renders and costs and expenses it incurs in connection with the continuous offering of the Fund's shares, at an annual rate of 0.25% of its average daily net assets, except the Contrarian Fund-TM-, which may pay a distribution fee at an annual rate of 0.75%, and the Developing Countries Fund, which may pay an annual fee of 0.50%. These expenses may include, but are not limited to, costs of advertising and promoting the sale of shares of the Funds and payments to dealers, financial institutions, advisers, or other firms. The Plans also permit the Distributor to receive compensation based on a prorated portion of its overhead expenses attributable to the distribution of each Fund's shares, which include leases, communications, salaries, training, supplies, photocopying, and any other category of the Distributor's expenses attributable to the distribution of these Funds' shares. The Value + Growth Fund's Plan became effective on January 1, 1996.


     RECENT PAYMENTS UNDER THE FUNDS' DISTRIBUTION PLANS.

CONTRARIAN FUND-TM-               DISTRIBUTION FEES               WAIVER
-------------------               -----------------               ------

6/3/93 - 3/31/94                      $  738,247
Year ended 3/31/95                    $4,026,498
Nine months ended 12/31/95            $2,824,481


DEVELOPING COUNTRIES FUND
-------------------------
5/2/94 - 3/31/95                         $69,633
Nine months ended 12/31/95               $37,616


EMERGING GROWTH FUND
--------------------
Year ended 3/31/94                      $451,071
Year ended 3/31/95                      $434,190
Nine months ended 12/31/95              $322,116


GLOBAL LOW-PRICED STOCK FUND
----------------------------
11/15/95 - 12/31/95                         $213                    $213


GLOBAL NATURAL RESOURCES FUND
-----------------------------
11/15/95 - 12/31/95                         $117


GROWTH & INCOME FUND
--------------------
7/25/95 - 12/31/95                      $103,780


INFORMATION AGE FUND-TM-
------------------------
11/15/95 - 12/31/95                       $6,327


PARTNERS FUND
-------------
7/12/95 - 12/31/95                        $8,542

                        HOW NET ASSET VALUE IS DETERMINED

     A Fund determines net asset value per share once daily, as of 4:30 p.m. eastern time on each day the New York Stock Exchange (the "Exchange") is open. The Exchange is closed Saturdays, Sundays, New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving, and Christmas.

     Securities for which market quotations are readily available are valued using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), at the mean between the closing bid and asked prices, except that certain U.S. Government securities are stated at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares outstanding.

     Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, or certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

     If any securities held by a Fund are restricted as to resale, Robertson Stephens Investment Management determines their fair values. The fair value of such securities is generally determined as the amount which a Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

     Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

                                   REDEMPTIONS

          During any 90-day period, the Trust is committed to pay in cash all requests to redeem shares by any one shareholder, up to the lesser of $250,000 and 1% of the value of a Fund's net assets at the beginning of the period. Should redemptions by any shareholder of a Fund exceed this limitation, the Trust reserves the right to redeem the excess amount in whole or in part in securities or other assets. If shares are redeemed in this manner, the redeeming shareholder typically will incur brokerage and other costs in converting the securities to cash.

                                      TAXES

     Each Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, a Fund would not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders. As long as each Fund maintains its status as a regulated investment company and distributes all of its income, it will not, under present law, be subject to any excise or income taxes in Massachusetts or to franchise or income taxes in California.

     In order to qualify as a "regulated investment company," a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;
(b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock and securities) held less than three months;
(c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government securities). In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, a Fund must in general distribute at least 90% of its interest, dividends, net short-term capital gain, and certain other income each year.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November, or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     With respect to investment income and gains received by a Fund from sources outside the United States, such income and gains may be subject to foreign taxes which are withheld at the source. The effective rate of foreign taxes to which a Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and therefore cannot be determined in advance.

     A Fund's ability to use options, futures, and forward contracts and other hedging techniques, and to engage in certain other transactions, including short sales, may be limited by tax considerations, in particular, the requirement that less than 30% of the Fund's gross income be derived from the sale or disposition of assets held for less than three months. A Fund's transactions in foreign currency-denominated debt instruments and its hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's distributions of book income to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income in order to permit the Fund to continue to qualify, and be taxed under Subchapter M of the Code, as a regulated investment company.

     Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which a Fund has invested and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the net investment income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the level of the Fund.

     Each Fund is required to withhold 31% of all income dividends and capital gain distributions, and 31% of the gross proceeds of all redemptions of Fund shares, in the case of any shareholder who does not provide a correct taxpayer identification number, about whom a Fund is notified that the shareholder has under reported income in the past, or who fails to certify to a Fund that the shareholder is not subject to such withholding. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Fund with a proper certification.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state and federal taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, or local taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty). Statements as to the tax status of distributions will be mailed annually.


                          HOW PERFORMANCE IS DETERMINED

STANDARDIZED PERFORMANCE INFORMATION

     Average annual total return of a Fund for one-, five-, and ten-year periods (or for such shorter periods as the Fund has been in existence) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the Fund at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year or less is equal to the actual return of the Fund during that period. Total return calculations assume reinvestment of all Fund distributions at net asset value on their respective reinvestment dates. Total return may be presented for other periods.

     The Funds impose no sales load on initial purchases or on reinvested dividends. Accordingly, no sales charges are deducted for purposes of this calculation. The calculation of total return assumes that all dividends, if any, and distributions paid by a Fund would be reinvested at the net asset value on the day of payment.

     At times, Robertson Stephens Investment Management may reduce its compensation or assume expenses of the Fund in order to reduce the Fund's expenses. Any such fee reduction or assumption of expenses would increase the Fund's total return during the period of the fee reduction or assumption of expenses.

     All data are based on past performance and do not predict future results.

PERFORMANCE INFORMATION

     The average annual total returns of each of the Funds for the periods indicated through December 31, 1995 are set forth below.

     CONTRARIAN FUND-TM-
     -------------------
     Year ended December 31, 1995                                 30.86%
     From inception (6/30/93) through December 31, 1995           13.83%

     DEVELOPING COUNTRIES FUND
     -------------------------
     Year ended December 31, 1995                                (14.41)%
     From inception (5/2/94) through December 31, 1995           (11.70)%

     EMERGING GROWTH FUND
     --------------------
     Year ended December 31, 1995                                 20.31%
     Three years ended December 31, 1995                          11.67%
     Five years ended December 31, 1995                           16.58%
     From inception (11/30/87) through December 31, 1995          21.72%

     GLOBAL LOW-PRICED STOCK FUND
     ----------------------------
     From inception (11/15/95) through December 31, 1995           4.50%


     GLOBAL NATURAL RESOURCES FUND
     -----------------------------
     From inception (11/15/95) through December 31, 1995           1.20%

     GROWTH & INCOME FUND
     --------------------
     From inception (7/12/95) through December 31, 1995           12.40%

     INFORMATION AGE FUND-TM-
     ------------------------
     From inception (11/15/95) - December 31, 1995                (7.00)%

     PARTNERS FUND
     -------------
     From inception (7/12/95) through December 31, 1995            3.90%

     VALUE + GROWTH
     --------------
     Year ended December 31, 1995                                 42.70%
     Three years ended December 31, 1995                          28.78%
     From inception (5/12/92) through December 31, 1995           26.47%

NON-STANDARDIZED TOTAL RETURN INFORMATION

     From time to time, a Fund may present non-standardized total return information, in addition to standardized performance information, which may include such results as the growth of a hypothetical $10,000 investment in the Fund, and cumulative total return. Cumulative total return is calculated in a similar manner to average annual total return, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

INDICES AND PUBLICATIONS

     A Fund may compare its performance with that of appropriate indices such as the Standard & Poor's Composite Index of 500 stocks ("S&P 500"), Standard & Poor's MidCap 400 Index ("S&P 400"), the NASDAQ Industrial Index, the NASDAQ Composite Index, Russell 2000 Index or other unmanaged indices so that investors may compare such results with those of a group of unmanaged securities. The S&P 500, the S&P 400, the NASDAQ Industrial Index, the NASDAQ Composite Index, and the Russell 2000 Index are unmanaged groups of common stocks traded principally on national securities exchanges and the over the counter market, as the case may be. A Fund may also, from time to time, compare its performance to other mutual funds with similar investment objectives and to the industry as a whole, as quoted by rating services and publications, such as Lipper Analytical Services, Inc., Morningstar Mutual Funds, Forbes, Money, and Business Week.

     In addition, one or more portfolio managers or other employees of Robertson Stephens Investment Management may be interviewed by print media, such as THE WALL STREET JOURNAL or BUSINESS WEEK, or electronic news media, and such interviews may be reprinted or excerpted for the purpose of advertising regarding the Fund.

RELATIVE VOLATILITY - BETA

     From time to time a Fund may present a statistical measure of the volatility of a Fund's performance relative to the volatility of the performance of the S&P 500. A Fund calls this comparative measure its "beta." Beta is approximate, because it is statistical, and is not necessarily indicative of future fund performance volatility. Thus, if a Fund's portfolio volatility perfectly represents that of the S&P 500, a Fund's beta would be 1.0. If a Fund's beta is greater than 1.0, a Fund's portfolio would tend to represent a greater market risk than the S&P 500 because a Fund's portfolio would tend to be more sensitive to movements in the securities markets. For example, if a Fund's beta is 1.1, a Fund's performance would tend to vary approximately 10% more than would the performance of the S&P 500. If a Fund's beta is 0.9, a Fund's performance would tend to vary 10% less than the performance of the S&P 500.
The correlation is not usually exact because, depending upon the diversification of a Fund's portfolio, a beta of less than 1.0 may indicate only that the portfolio is less sensitive to market movements, not that the Fund's portfolio has low overall risk.

     The beta included with any presentation of the Fund's performance data will be calculated according to the following formula:


                     n                  _   _
                    Sum [ R(FT)R(MT) - nR(F)R(M) ]
               S  = ------------------------------
                        n         2   _   2
                       Sum [ R(MT) - nR(M) ]

     Where:    n         =    number of months measured

               R(FT)     =    rate of return on the Fund in month t

               R(MT)     =    rate of return on the market index, I.E., the
                              S&P 500, in month t
               _
               R(F)      =    arithmetic average monthly rate of return of the
                              Fund
               _
               R(M)      =    arithmetic average monthly rate of return on the
                              market index, I.E., the S&P 500

     The Value + Growth Fund's beta from the date upon which its prospectus became effective (May 12, 1992) through December 31, 1993 was 0.63. The Value + Growth Fund's beta for the twelve-month periods ended December 31, 1993 and March 31, 1994 were 0.63 and 0.68, respectively, and for the period from April 1, 1994 through March 31, 1995 was 1.34. For the period March 31, 1995 through December 31, 1995, the Fund's beta was 1.15.


                             ADDITIONAL INFORMATION

GENERAL

     Robertson Stephens Investment Trust (the "Trust") is an open-end series investment company, which was organized on May 11, 1987 as a Massachusetts business trust.

TRANSFER AGENT AND CUSTODIAN

     State Street Bank and Trust Company, c/o National Financial Data Services, at P.O. Box 419717, Kansas City, MO 64141, serves as the Funds' Transfer Agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as the Funds' Custodian. As Transfer Agent, State Street Bank and Trust Company maintains records of shareholder accounts, processes purchases and redemptions of shares, acts as dividend and distribution disbursing agent, and performs other related shareholder functions. As Custodian, it and subcustodians approved by the Board of Trustees hold the securities in the Funds' portfolio and other assets for safekeeping. The Transfer Agent and Custodian do not participate in making investment decisions for the Funds.

INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, 555 California Street, San Francisco, California 94104, are the Trust's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Financial Highlights included in the Trust's combined prospectus for the Contrarian, Developing Countries, Emerging Growth, Global Low-Priced Stock, Global Natural Resources, Growth & Income, Information Age-TM-, Partners, and Value + Growth Funds and the financial statements incorporated by reference therein and included in this Statement have been so included and incorporated in reliance upon the report of Price Waterhouse LLP, the independent accountants, given on the authority of said firm as experts in auditing and accounting.

SHAREHOLDER LIABILITY

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of that Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

OTHER INFORMATION

     The Prospectus and this Statement, together, do not contain all of the information set forth in the Registration Statement of Robertson Stephens Investment Trust, as amended, filed with the Securities and Exchange Commission. Certain information is omitted in accordance with rules and regulations of the Commission. The Registration Statement may be inspected at the Public Reference Room of the Commission at Room 1024, 450 Fifth Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the Commission at prescribed rates.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

This Appendix describes ratings applied to corporate bonds by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investor Services, Inc. ("Fitch").

S&P'S RATINGS

AAA: Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB: Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Debt rated 'BB,' 'B,' 'CCC,' 'CC,' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major exposures to adverse markets.

BB: Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B: Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC: Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC: The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C: The rating 'C' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC-' rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating 'CI' is reserved for income bonds on which no interest is being paid.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

MOODY'S RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA.' Because bonds rate in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+.'

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the rating of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issues.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

Note: Fitch ratings (other than the 'AAA,' 'DDD,' 'DD,' or 'D' categories) may be modified by the addition of a plus (+) or minus (-) sign to show relative position of a credit within the rating category.

                              FINANCIAL STATEMENTS

     Attached are financial statements of Robertson Stephens Investment Trust for the specified periods.

THE CONTRARIAN FUND ANNUAL RESULTS



INDEPENDENT ACCOUNTANTS' REPORT


To the Shareholders and Board of Trustees of The Robertson Stephens Contrarian
Fund:

In our opinion, the accompanying statement of net assets, including the schedules of net assets and of securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Contrarian Fund (one of the series constituting The Robertson Stephens Investment Trust, hereinafter referred to as the "Fund") at December 31, 1995, the results of its operations for the nine months then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.


/s/  Price Waterhouse LLP
Price Waterhouse LLP
San Francisco, California
February 15, 1996

THE CONTRARIAN FUND ANNUAL RESULTS

SCHEDULE OF NET ASSETS


DECEMBER 31, 1995                                         SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------
ALUMINUM -  6.0%
Kaiser Aluminum Corporation(1)                           759,100    $ 9,868,300
MAXXAM, Inc.                                             517,800     18,252,450
Western Mining Holdings, Ltd.(1)                         350,000      2,247,658
--------------------------------------------------------------------------------
                                                                     30,368,408
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONSTRUCTION/INFRASTRUCTURE - 6.3%
American Buildings Company                               296,000      6,660,000
Easco, Inc.(1)                                           110,500        953,062
Royal Plastics Group, Ltd.                             1,666,300     24,100,641
------------------------------------------------------------------------------
                                                                     31,713,703
--------------------------------------------------------------------------------


COPPER MINING - 3.3%
Adrian Resources, Ltd.                                 1,713,003      6,272,439
Chase Resources Corporation                              212,900        249,462
Indochina Goldfields, Ltd. - Restricted(2)             1,700,000     10,200,000
--------------------------------------------------------------------------------
                                                                     16,721,901
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ENERGY - 4.9%
Anderson Exploration, Ltd.                               282,100      2,892,274
Anzoil N.L.                                           45,842,000      3,918,411
Louisiana Land & Exploration(1)                           60,000      2,572,500
McMoRan Oil & Gas Company                              1,412,420      4,855,194
Nescor Energy - Restricted(2)                            375,000      1,125,000
Petro-Canada Installment Receipts                        500,000      2,875,000
Tide West Oil Company                                    505,000      6,754,375
--------------------------------------------------------------------------------
                                                                     24,992,754
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
FINANCIAL SERVICES - 3.9%
Dundee Bancorp, Inc., Class A                          1,956,000     19,696,081
--------------------------------------------------------------------------------
                                                                     19,696,081
--------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY


                                                          SHARES          VALUE
--------------------------------------------------------------------------------
GOLD MINING - 13.0%
Ashanti Goldfields - GDS(1,4)                            600,000    $12,000,000
Bakyrchik Gold PLC                                       504,500      2,162,480
Cambior, Inc.(1)                                       1,159,900     12,635,307
Carson Gold Corporation                                  978,500        988,890
Central Fund of Canada, Class A(1)                       487,300      2,192,850
Delta Gold Mining Corporation                          1,142,600        794,925
El Callao Mining Corporation                             450,000        197,730
Golden Shamrock Mines, Ltd.                            6,477,000      3,995,771
Golden Star Resources, Ltd.(1)                         1,677,500      8,906,535
Guyanor Resources, S.A.                                  335,500        835,372
MK Gold Company                                          636,000      1,590,000
Newmont Mining Corporation(1)                            325,000     14,706,250
Queenstake Resources, Ltd.                             2,039,300        746,723
Tombstone Explorations Co., Ltd.                         244,500        170,102
Vengold, Inc.                                          4,756,400      3,831,593
Vengold, Inc., Series A Warrants(5)                    1,286,000        473,238
--------------------------------------------------------------------------------
                                                                     66,227,766
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL CONGLOMERATE - 1.8%
Lonrho PLC(1)                                          7,310,950      9,266,035
--------------------------------------------------------------------------------
                                                                      9,266,035
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NICKEL MINING - 25.6%
Diamond Fields Resources, Inc.                         6,897,600    130,071,915
--------------------------------------------------------------------------------
                                                                    130,071,915
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REAL ESTATE - 4.0%
Atlantic Gulf Communities                                371,700      2,508,975
Avatar Holdings, Inc.                                    262,600      9,191,000
Catellus Development Corporation                       1,471,400      8,828,400
--------------------------------------------------------------------------------
                                                                     20,528,375
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.7%
Intertape Polymer Group(1)                                49,000      1,537,375
NL Industries, Inc.                                      160,800      1,989,900
--------------------------------------------------------------------------------
                                                                      3,527,275
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE CONTRARIAN FUND ANNUAL RESULTS

                                                          SHARES          VALUE
--------------------------------------------------------------------------------
TRANSPORTATION SERVICES - 1.9%
China Yuchai International, Ltd.(1)                      388,800  $   3,159,000
Harper Group(1)                                          367,700      6,526,675
--------------------------------------------------------------------------------
                                                                      9,685,675
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 71.5%
 (COST: $259,092,818)                                             $ 362,799,888
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WARRANTS
--------------------------------------------------------------------------------
Golden Star Resources, Ltd. - Warrants(5)                 75,000              0
Queenstake Resources, Ltd. - Warrants(5)                 500,000              0
--------------------------------------------------------------------------------
TOTAL WARRANTS - 0.1% (COST: $13,000)                                         0


                                                          SHARES          VALUE
--------------------------------------------------------------------------------
PREFERRED STOCKS
--------------------------------------------------------------------------------
United Services Advisors, Pfd.                           279,860        454,773
Catellus Development, 3.625%, Conv. Pfd.,
 12/31/99, Series B(1)                                    30,000      1,200,000
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS - 0.3%
 (Cost: $2,852,690)                                                   1,654,773
--------------------------------------------------------------------------------


                                                       CONTRACTS          VALUE
--------------------------------------------------------------------------------
PUT OPTIONS
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX PUT OPTIONS
March 96         300                                         300         91,875
June 96          300                                        1000        625,000
S&P 500 INDEX PUT OPTIONS
March 96         500                                         525         19,687
March 96         525                                         350         21,875
March 96         540                                         975        103,594
March 96         565                                         450        101,250
March 96         600                                       1,700      1,168,750
June 96          525                                         250         59,375
June 96          550                                         250         96,875
June 96          565                                         350        205,625
TECHNOLOGY PUT BASKET
March 96         100                                          20        121,309
June 96          100                                          10        694,693
September 96     100                                           9      1,293,067
August 96        100                                           7      2,338,230
May 96           100                                           7      1,491,573
--------------------------------------------------------------------------------
TOTAL PUT OPTIONS - 1.7% (Cost: $11,816,723)                          8,432,778


The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY


-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 73.5% (COST: $273,762,231)                    $ 372,887,439
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
-------------------------------------------------------------------------------
Cash                                                                     35,870
Repurchase Agreement                                                  4,506,000
     State Street Bank and Trust Company, 5.00%, dated
     12/29/95, due 1/02/96, maturity value $4,508,503
     (collateralized by $3,515,000 par value U.S. Treasury
     Notes, 8.75%, due 05/15/17)
-------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 0.9%                                4,541,870
-------------------------------------------------------------------------------

DEPOSITS WITH BROKERS AND CUSTODIAN BANK FOR
SECURITIES SOLD SHORT
-------------------------------------------------------------------------------
Cash                                                                  2,000,000
U.S. Treasury Bills, 5.3%, due 01/25/96                              88,692,060
Repurchase Agreement (Segregated)                                    27,000,000
     State Street Bank and Trust Company, 5.00%, dated
     12/29/95, due 1/02/96, maturity value $27,015,000
     (collateralized by $20,900,000 par value U.S. Treasury
     Notes, 8.75%, due 05/15/17)
-------------------------------------------------------------------------------
TOTAL DEPOSITS WITH BROKERS AND CUSTODIAN BANK
 FOR SECURITIES SOLD SHORT - 23.2%                                  117,692,060

-------------------------------------------------------------------------------
RECEIVABLE FROM BROKERS FOR SECURITIES SOLD SHORT - 24.8%           126,091,492
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SECURITIES SOLD SHORT - (22.2)% (Proceeds: $118,970,688)           (112,746,628)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
OTHER LIABILITIES, NET - (0.2)%                                        (989,492)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                         $ 507,476,741
-------------------------------------------------------------------------------


(1)  Income-producing securities.
(2)  See 4.f. in Notes to Financial Statements.
(3)  ADR - American Depository Receipts.
(4)  GDS - Global Depository Shares.
(5)  See 4.g. in Notes to Financial Statements.


The accompanying notes are an integral part of these financial statements.

THE CONTRARIAN FUND ANNUAL RESULTS


SCHEDULE OF SECURITIES SOLD SHORT


DECEMBER 31, 1995                                     SHARES               VALUE
--------------------------------------------------------------------------------
HEALTHCARE/MEDICAL TECHNOLOGY/HMO - (2.0)%
Cerner Corporation                                   279,000        $  5,719,500
Integrated Health Services, Inc.                     185,800           4,645,000
--------------------------------------------------------------------------------
                                                                      10,364,500
--------------------------------------------------------------------------------
MEDICAL SUPPLIES - (3.5)%
Biomet, Inc.                                         371,500           6,640,562
Enzo Biochem, Inc.                                   175,100           3,370,675
MediSense, Inc.                                      236,900           7,491,962
--------------------------------------------------------------------------------
                                                                      17,503,199
--------------------------------------------------------------------------------
MEDICAL SERVICES - (0.4)%
Isolyser Company, Inc.                               142,300           1,992,200
--------------------------------------------------------------------------------
                                                                       1,992,200
--------------------------------------------------------------------------------
COMPUTER HARDWARE & COMPONENTS - (0.9)%
Silicon Graphics, Inc.                               171,700           4,721,750
--------------------------------------------------------------------------------
                                                                       4,721,750
--------------------------------------------------------------------------------
COMPUTER SOFTWARE - (2.0)%
Avid Technology, Inc.                                114,500           2,175,500
FTP Software, Inc.                                   187,400           5,434,600
Imnet Systems, Inc.                                   73,500           1,764,000
Seventh Level, Inc.                                   23,000             322,000
--------------------------------------------------------------------------------
                                                                       9,696,100
--------------------------------------------------------------------------------
DATA TELECOMMUNICATIONS - (0.9)%
DSC Communications Corporation                       123,100           4,539,312
--------------------------------------------------------------------------------
                                                                       4,539,312
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS - (0.8)%
Identix, Inc.                                        148,800           1,581,000
X Rite, Inc.                                         175,900           2,484,588
--------------------------------------------------------------------------------
                                                                       4,065,588
--------------------------------------------------------------------------------
PERIPHERALS - (1.4)%
InFocus Systems, Inc.                                137,500           4,967,188
Proxima Corporation                                   96,500           2,135,062
--------------------------------------------------------------------------------
                                                                       7,102,250
--------------------------------------------------------------------------------
SEMICONDUCTORS - (0.4)%
Atmel Corporation                                     84,900           1,899,638
--------------------------------------------------------------------------------
                                                                       1,899,638
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - (1.9)%
Cidco, Inc.                                          167,900           4,281,450
Colonial Data Technologies Corp.                     232,200           4,760,100
Equalnet Holding Corporation                          86,500             627,125
--------------------------------------------------------------------------------
                                                                       9,668,675
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY


                                                      SHARES               VALUE
--------------------------------------------------------------------------------
TECHNOLOGY/NETWORK SYSTEMS - (0.1)%
American Power Conversion Corporation                 72,000         $   684,000
--------------------------------------------------------------------------------
                                                                         684,000
--------------------------------------------------------------------------------
CONSUMER & SPECIALTY RETAIL - (4.3)%
Bed Bath & Beyond, Inc.                              192,200           7,459,762
Best Buy Company, Inc.                                70,000           1,137,500
Callaway Golf Company                                165,000           3,733,125
First Alert, Inc.                                    103,500             892,688
Gymboree Corporation                                 137,700           2,840,062
Micro Warehouse, Inc.                                135,700           5,869,025
--------------------------------------------------------------------------------
                                                                      21,932,162
--------------------------------------------------------------------------------
RESTAURANTS - (1.7)%
IHOP Corporation                                     120,000           3,120,000
Papa John's International, Inc.                      136,000           5,601,500
--------------------------------------------------------------------------------
                                                                       8,721,500
--------------------------------------------------------------------------------
CONSUMER TECHNOLOGY - (1.9)%
Acclaim Entertainment, Inc.                          295,171           1,313,867
Electronic Arts, Inc.                                200,000           5,225,000
Sensormatic Electronics Corporation                  190,900           3,316,887
--------------------------------------------------------------------------------
                                                                       9,855,754
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT - (22.2)%
 (PROCEEDS: $118,970,688)                                           $112,746,628
--------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

THE CONTRARIAN FUND ANNUAL RESULTS


STATEMENT OF NET ASSETS


DECEMBER 31, 1995
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (Cost: $273,762,231)                        $ 372,887,439
Cash and Cash Equivalents                                             4,432,484
Deposits with brokers and custodian bank for
 securities sold short                                              117,801,446
Receivable from brokers for securities sold short                   126,091,492
Receivable for investments sold                                       1,102,973
Receivable for fund shares subscribed                                 1,370,360
Receivables, other                                                       39,752
--------------------------------------------------------------------------------
TOTAL ASSETS                                                        623,725,946
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Securities sold short (Proceeds: $118,970,688)                      112,746,628
Payable for investments purchaseed                                      335,490
Payable for fund shares redeemed                                      2,011,165
Accrued expenses                                                      1,128,693
Payables, other                                                          27,229
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   116,249,205
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                  $ 507,476,741
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital                                                     448,475,149
Accumulated net realized gain from investments                       30,514,626
Accumulated net realized loss from options                          (63,862,419)
Accumulated net realized loss from securities sold short            (12,999,883)
Net unrealized appreciation on investments                          102,509,153
Net unrealized depreciation on options                               (3,383,945)
Net unrealized appreciation on securities sold short                  6,224,060
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                  $ 507,476,741
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PRICING OF SHARES:                                                $       13.78
     Net Asset Value, offering and redemption price
     per share (net assets of $507,476,741 applicable
     to 36,817,846 shares of beneficial interest
     outstanding with no par value)
--------------------------------------------------------------------------------




The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

STATEMENT OF OPERATIONS


FOR THE NINE MONTHS ENDED DECEMBER 31, 1995
-------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                          $   7,423,520
Dividends (Net of foreign tax withheld of $48,403)                    1,406,931
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                               8,830,451

-------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------
Investment advisory fees                                              5,648,970
Distribution fees                                                     2,824,481
Custodian and transfer agent fees                                       629,651
Professional fees                                                       204,044
Shareholder reports                                                     119,775
Registration and filing fees                                             79,621
Dividend expense for securities sold short                               65,042
Trustees' fees and expenses                                              16,875
Other                                                                    16,500
-------------------------------------------------------------------------------
TOTAL EXPENSES                                                        9,604,959

-------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (774,508)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION)
ON INVESTMENTS, OPTIONS AND SECURITIES SOLD SHORT
-------------------------------------------------------------------------------
Net realized gain from investments                                   59,125,328
Net realized loss from options                                      (36,060,843)
Net realized loss from securities sold short                        (12,590,530)
Net change in unrealized appreciation on investments                 99,776,939
Net change in unrealized appreciation on options                     12,067,990
Net change in unrealized depreciation on securities sold short       (3,688,560)
-------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED APPRECIATION ON
INVESTMENTS, OPTIONS AND SECURITIES SOLD SHORT                      118,630,324

-------------------------------------------------------------------------------
Net Increase in Net Assets Resulting From Operations              $ 117,855,816
-------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE CONTRARIAN FUND ANNUAL RESULTS


STATEMENT OF CHANGES IN NET ASSETS



                                                                               NINE MONTHS ENDED          YEAR ENDED
                                                                                        12/31/95             3/31/95
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment loss                                                               $     (774,508)     $   (1,464,747)
Net realized gain/(loss) from investments                                             59,125,328         (17,429,453)
Net realized loss from options                                                       (36,060,843)        (27,569,968)
Net realized (loss)/gain from securities sold short                                  (12,590,530)          1,299,923
Net change in unrealized appreciation/(depreciation) on investments                   99,776,939         (10,936,753)
Net change in unrealized appreciation/(depreciation) on options                       12,067,990         (28,287,843)
Net change in unrealized (depreciation)/appreciation on securities sold short         (3,688,560)          1,117,823
--------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      117,855,816         (83,271,018)

--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
Realized gains on investments                                                                  -         (12,605,850)
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                            -         (12,605,850)


--------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------
Net (decrease)/increase in net assets resulting from capital share transactions       (8,025,100)          8,572,147
--------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                      (8,025,100)          8,572,147


--------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS                                              109,830,716         (87,304,721)
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  397,646,025         484,950,746
End of period                                                                     $  507,476,741      $  397,646,025
--------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

FINANCIAL HIGHLIGHTS



FOR A SHARE OUTSTANDING                                                           PERIOD ENDED        YEAR ENDED      PERIOD ENDED
THROUGHOUT EACH ERIOD:                                                            12/31/95(2)           3/31/95          3/31/94(1)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                                                  $  10.70       $     12.34       $     10.00
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                      (0.01)            (0.04)            (0.02)
Net realized gain/(loss) and unrealized appreciation/(depreciation) on investments        3.09             (1.35)             2.36
----------------------------------------------------------------------------------------------------------------------------------
Total Increase/(Decrease) in Net Assets Resulting From Operations                         3.08             (1.39)             2.34


----------------------------------------------------------------------------------------------------------------------------------
Distribution from realized gains on investments                                              -             (0.25)                -
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                        $  13.78       $     10.70       $     12.34
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                            28.79%          (11.23)%            23.40%
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                                                        $507,476,741      $397,646,025      $484,950,746
Ratio of Expenses to Average Net Assets                                                  2.54%             2.46%(3)          2.22%
Ratio of Net Investment Loss to Average Net Assets                                     (0.20)%           (0.27)%(3)        (0.77)%
Portfolio Turnover Rate                                                                   29%               79%               14%
----------------------------------------------------------------------------------------------------------------------------------


1    The Fund commenced operations on 6/3/93.

2    Represents a 9-month period then ended.

3 If the Fund had paid all of its expenses and there had been no reimbursement by the Adviser, the ratio of expenses to average net assets for the year ended March 31, 1995 would have been 2.58% and the ratio of net investment loss to average net assets would have been (0.42)%.

     Per-share data for each period has been determined by using the average number of shares outstanding throughout each period.

     Ratios, except for total return and portfolio turnover rate, have been annualized.




The accompanying notes are an integral part of these financial statements.

THE CONTRARIAN FUND ANNUAL RESULTS



NOTES TO FINANCIAL STATEMENTS


The Robertson Stephens Contrarian Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Fund became effective to offer shares to the public on June 30, 1993. Prior to the public offering, shares were offered in a private placement offering on June 3, 1993, at $10 per share, to sophisticated investors under Section 4(2) of the Securities Act of 1933. The Trust offers nine series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Robertson Stephens Contrarian Fund, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Robertson Stephens Information Age Fund, The Robertson Stephens Global Natural Resources Fund, and The Robertson Stephens Global Low-Priced Stock Fund. The assets for each series are segregated and accounted for separately.

The Contrarian Fund, for book and tax purposes, has a calendar (12/31) year-end. These financial statements reflect operations for a nine-month period.

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES:
The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


a.   INVESTMENT VALUATIONS:
Marketable equity securities including options and foreign securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Foreign securities prices are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of The London Stock Exchange prior to when the Fund's net asset value is next determined. At December 31, 1995, 97.7% of the Fund's long positions and 100% of its short positions were valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use all available resources including quotations from market makers and fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. At December 31, 1995, 2.3% of the Fund's long positions were valued using these guidelines and procedures.

Principally as a result of significant stock price appreciation, on December 31, 1995, and on February 14, 1996, approximately 25.6% and 25.4%, respectively, of the Contrarian Fund's net assets were invested in the common stock of Diamond Fields Resources, a Canadian corporation. Shares of Diamond Fields Resources are freely traded on the Toronto Stock Exchange; the shares held by the Fund are currently restricted as to resale within the U.S.

                                                   ROBERTSON, STEPHENS & COMPANY



As its normal course of business, the Fund has invested a significant portion of its assets in companies within a number of industries involving base metals, precious metals, and oil/energy. Accordingly, the performance of the Fund may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

b.   REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c.   FEDERAL INCOME TAXES:
The Fund has made no provision for federal income tax for the nine months ended December 31, 1995. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

d.   SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased, sold, or sold short (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e.   FOREIGN CURRENCY TRANSLATION:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation from investments, options, and securities sold short.

f.   INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

g.   CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.

THE CONTRARIAN FUND ANNUAL RESULTS

NOTE 2  CAPITAL SHARES:

a.   TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the nine months ended December 31, 1995, and the year ended March 31, 1995, were as follows:


4/1/95 - 12/31/95                                    SHARES              AMOUNT
-------------------------------------------------------------------------------
Shares sold                                      27,676,642       $ 349,025,223
Shares reinvested                                         -                   -
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
Shares redeemed                                 (28,017,625)       (357,050,323)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
Net                                                (340,983)      $  (8,025,100)
-------------------------------------------------------------------------------



4/1/94 - 3/31/95                                     SHARES              AMOUNT
-------------------------------------------------------------------------------
Shares sold                                      50,424,429       $ 580,777,746
Shares reinvested                                 1,072,034          11,311,877
-------------------------------------------------------------------------------
                                                 51,496,463         592,089,623


-------------------------------------------------------------------------------
Shares redeemed                                 (53,652,411)       (583,517,476)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
Net                                              (2,155,948)      $   8,572,147
-------------------------------------------------------------------------------



NOTE 3  TRANSACTIONS WITH AFFILIATES:

a.   ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson, Stephens & Company Investment Management, L.P. ("RSIM"), an investment advisory fee calculated at an annual rate of 1.50% of the average daily net assets of the Fund. For the nine months ended December 31, 1995, the Fund incurred investment advisory fees of $5,648,970. When applicable, RSIM agrees to reimburse the Fund for any annual operating expenses, including investment advisory fees but excluding distribution fees and dividend expense for short sales, which exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. The Fund has obtained a waiver from the State of California to exclude a portion of its advisory fees for purposes of determining the compliance by the Fund with the State's Expense Limitations. For the nine months ended December 31, 1995, there was no expected reimbursement of the advisory fees and other expenses.

b.   AFFILIATED PERSONS:
Certain officers and Trustees of the Fund are also Members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the parent of Robertson, Stephens & Company LLC (RS & Co.), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. Paul H. Stephens, Portfolio Manager, is a Member of RS Group and Chief Investment Officer of RS & Co. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

                                                   ROBERTSON, STEPHENS & COMPANY



c.   COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $16,875 for the nine months ended
December 31, 1995.

d.   DISTRIBUTION FEES:
The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is reviewed annually by the Fund's Board of Trustees. Under this Plan, RS & Co. is compensated for services in such capacity including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.75% of the average daily net assets of the Fund. For the nine months ended December 31, 1995, the Fund incurred distribution fees of $2,824,481.

e.   BROKERAGE COMMISSIONS:
RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the nine months ended December 31, 1995, the Fund paid brokerage commissions of $6,840 to RS & Co. which represented 1% of total commissions paid for the period.


NOTE 4  INVESTMENTS:

a.   PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding options, securities sold short, and short-term investments) measured as a percentage of the Fund's average monthly investment portfolio for the nine months ended December 31, 1995, was 29%.

b.   TAX BASIS OF INVESTMENTS:
At December 31, 1995, the cost of investments for federal income tax purposes was $391,364,722. Accumulated net unrealized appreciation on investments was $110,748,961, consisting of gross unrealized appreciation and depreciation of $177,228,106, and $(66,479,145), respectively.

c.   INVESTMENT PURCHASES AND SALES:
For the nine months ended December 31, 1995, the cost of investments purchased and the proceeds from investments sold (excluding options, securities sold short, and short-term investments) were $160,842,180 and $217,827,823, respectively.

d.   OPTIONS:
At December 31, 1995, 1.0% of the Fund's net assets consisted of premiums paid for the purchase of S&P 500 Index put options to hedge portfolio long investments against adverse price fluctuations. In addition, 1.3% of the Fund's net assets represent premiums paid for the purchase of put options on baskets of securities of issuers in the technology sector of the overall market.

THE CONTRARIAN FUND ANNUAL RESULTS

The risk associated with the purchase of these put options is limited to the premium originally paid. The premium paid for the purchase of these options is included in the Fund's "Statement of Net Assets" as an investment and subsequently marked-to-market daily to reflect the market value of the options.

TECHNOLOGY PUT BASKET OPTIONS:
The Technology Put Basket Options (the "Options") are European-style put options. The Options, customized for the Fund, are based on the underlying price of different groups of high technology stocks. The market value of the Options is determined daily based on the price of the underlying stocks, market volatility, exercise date, and other relevant parameters.

e.   SHORT SALES:
Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash and/or U.S. government securities sufficient to collateralize its obligation on the short positions. The Fund may also sell short "against the box" (i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the security which is sold short). If the Fund enters into a short sale against the box, it will hold an equivalent amount of the securities to cover its position while the short sale is outstanding. The Fund limits the value of short sale positions (excluding short sales "against the box") to 25% of the Fund's total assets. At December 31, 1995, the Fund had 18% of its total assets in short positions. For the nine months ended December 31, 1995, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $142,564,487 and $150,129,469, respectively.

Included in the "Other Assets, Net" category in the Schedule of Net Assets are the following securities sold short where the Fund has purchased the underlying securities to effectively close out the short positions. At December 31, 1995, the Fund chose not to complete the transactions which would have required delivery of the purchased securities to the lender. The Fund does not consider these boxed positions as investments.


SECURITIES                                             SHARES              VALUE
--------------------------------------------------------------------------------
Acclaim Entertainment                                  94,500        $ 1,169,438
--------------------------------------------------------------------------------
Avid Technology                                        35,000            665,000
--------------------------------------------------------------------------------
Cidco, Inc.                                            13,500            344,250
--------------------------------------------------------------------------------
Colonial Data Technologies                            105,900          2,170,950
--------------------------------------------------------------------------------
Electronic Arts                                        24,500            640,062
--------------------------------------------------------------------------------
Isolyser Company, Inc.                                153,200          2,144,800
--------------------------------------------------------------------------------
                                                                     $ 7,134,500
--------------------------------------------------------------------------------

                                                   ROBERTSON, STEPHENS & COMPANY


f.   RESTRICTED SECURITIES:
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. At December 31, 1995, the Fund held restricted securities with an aggregate value of $11,325,000, which represented 2.2% of the Fund's total net assets. Restricted securities are valued according to the guidelines and procedures adopted by the Fund's Board of Trustees.


                                   SHARES         COST        VALUE  ACQUISITION
SECURITY                            (000)         (000)       (000)         DATE
--------------------------------------------------------------------------------
Indochina Goldfields                  233      $   233      $ 1,398      3/24/94
                                      117          117          702      3/28/94
                                      750        1,469        4,500      5/26/94
                                      600        3,000        3,600      8/18/95
--------------------------------------------------------------------------------
Nescor Energy                         125          125          375      4/18/94
                                      250          500          750      5/05/94
--------------------------------------------------------------------------------


g.   WARRANTS:
A warrant is an option which normally entitles the holder to purchase a proportionate amount of a particular class of the issuer's securities at a predetermined price during a specific period.

The following warrants were valued such that when the exercise price of the warrant was less than that of the underlying common stock, the warrant was priced using the modified Black-Scholes Valuation Formula. The Black-Scholes Valuation Formula values a warrant by determining the differential between the exercise price of the warrant and the current price of the underlying stock based on a number of factors. These factors include, but are not limited to, current price of the underlying stock, exercise price of the warrant, time to expiration, assumed riskless rate of interest, compounded rate of return on the stock, and standard deviation of the return on the stock. If the exercise price was greater than that of the underlying common stock, the warrant was valued at zero. This valuation method is subject to frequent review and is in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees.


                                   SHARES         COST        VALUE   EXPIRATION
SECURITY                            (000)         (000)       (000)         DATE
--------------------------------------------------------------------------------
Golden Star Resources -
Warrants                               75            0            0      7/31/96
--------------------------------------------------------------------------------
Queenstake Resources -
Warrants                              500            0            0      3/18/97
--------------------------------------------------------------------------------
Vengold, Inc. - Series A
Warrants                            1,286           13          473      6/30/00
--------------------------------------------------------------------------------

h.   FOREIGN SECURITIES:
Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, revalue of currencies, adverse political, social, and economic developments, and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets. At December 31, 1995, the Fund had its largest concentrated investments, worth 33% of the Fund's total assets, in Canada.

INDEPENDENT ACCOUNTANTS' REPORT

To the Shareholders and Board of Trustees of The Robertson Stephens Developing Countries Fund

In our opinion, the accompanying statement of net assets, including the schedule of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Developing Countries Fund (one of the series constituting The Robertson Stephens Investment Trust, hereinafter referred to as the "Fund") at December 31, 1995, the results of its operations for the nine month period then ended and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1995, by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

As explained in Note 1, the financial statements include securities, valued at $1,878,230 (13 percent of net assets), whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Trustees in arriving at their estimate of value and have inspected the underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material to the financial statements.


/s/ Price Waterhouse LLP
Price Waterhouse LLP
San Francisco, California
February 15, 1996

THE DEVELOPING COUNTRIES FUND ANNUAL RESULTS


SCHEDULE OF NET ASSETS


DECEMBER 31, 1995                                          SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------
Czech Republic - 15.1%
Ceske Energeticke Zavody A.S.                              12,300     $  444,656
Komercni Banka A.S., GDR(3)                                40,000        728,000
SPT Telecom A.S.                                            4,000        378,009
Tabak A.S.                                                  3,985        612,709
--------------------------------------------------------------------------------
                                                                       2,163,374
--------------------------------------------------------------------------------
HONG KONG - 8.5%
ASM Pacific Technology, Ltd.(1)                           460,000        398,577
Cathay Investment Fund, Ltd.                              750,000        824,442
--------------------------------------------------------------------------------
                                                                       1,223,019
--------------------------------------------------------------------------------
INDONESIA - 10.7%
First Dynasty Mines, Ltd.                                 100,000        476,016
PT Dynaplast, Foreign(1),(5),(6)                          510,000        446,097
PT Japfa Comfeed Indonesia, Foreign(1),(5)                500,000        246,009
PT Multibreeder Adirama, Foreign(1),(5),(6)               749,000        262,060
PT Sumalindo Lestari Jaya, Foreign (1),(5)                130,000        105,182
--------------------------------------------------------------------------------
                                                                       1,535,364
--------------------------------------------------------------------------------
KOREA - 9.5%
LG Electronics, Inc., GDR(3)                               70,000        813,750
Samsung Electronics, GDS(4)                                 9,202        545,218
--------------------------------------------------------------------------------
                                                                       1,358,968
--------------------------------------------------------------------------------
MALAYSIA - 8.7%
Aokam Perdana Berhad(1)                                   300,000        484,309
Land and General Berhad(1)                                100,000        216,561
Lingui Developments Berhad(1)                             300,000        555,184
Malaysian Ringgit                                           5,250          2,067
--------------------------------------------------------------------------------
                                                                       1,258,121
--------------------------------------------------------------------------------
MEXICO - 4.5%
Cementos de Mexico, S.A., ADR(1),(2)                       40,000        287,092
Vitro Sociedad Anonima, ADR(1),(2)                         75,000        356,250
--------------------------------------------------------------------------------
                                                                         643,342
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY


                                                         SHARES         VALUE
--------------------------------------------------------------------------------
PHILIPPINES - 6.5%
Filinvest Land, Inc.                                    1,910,000     $  611,666
International Container Terminal Services, Inc.           600,000        314,525
Negros Navigation Company, Inc.                            50,500          5,969
--------------------------------------------------------------------------------
                                                                         932,160
--------------------------------------------------------------------------------
POLAND - 7.4%
Bank Rozwolo Eksportu, S.A.                                 9,250        140,692
Exbud, S.A.                                                15,553        164,645
Huta Szkla Gospodarczego Irena                             24,300        280,896
Mostostal Zabrze, S.A.                                     45,500        153,174
Stomil Olsztyn, S.A.                                       34,200        319,043
--------------------------------------------------------------------------------
                                                                       1,058,450
--------------------------------------------------------------------------------
THAILAND - 11.1%
Alphatec Electronics Company, Ltd., Foreign(1),(5),(6)     38,000        543,073
GSS Array Technologies Company, Ltd., Foreign(1),(5)      230,000      1,050,450
--------------------------------------------------------------------------------
                                                                       1,593,093
--------------------------------------------------------------------------------
VENEZUELA - 5.7%
Corimon C.A. Sponsored, ADR(1),(2)                         50,000        187,500
Siderugica Venezolana Sivensa, ADR(1),(2),(6)             330,000        627,000
--------------------------------------------------------------------------------
                                                                         814,500

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 87.7% (COST: $14,787,089)                         12,580,391


--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
Cash                                                                         959
Repurchase Agreement                                                   1,661,000
     State Street Bank and Trust Comapny, 5.00%, dated
     12/29/95, due 1/2/96, maturity value $1,661,923
     (collateralized by $1,290,000 par value U.S.
     Treasury Notes, 8.75%, due 5/5/17)
--------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 11.6%                                1,661,959


The accompanying notes are an integral part of these financial statements.

THE DEVELOPING COUNTRIES FUND ANNUAL RESULTS

--------------------------------------------------------------------------------
OTHER ASSETS, NET - 0.7%                                            $    101,069
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $ 14,343,420
--------------------------------------------------------------------------------

(1) Income-producing security.
(2) ADR - American Depository Receipt.
(3) GDR - Global Depository Receipt.
(4) GDS - Global Depository Shares.
(5) Foreign - Foreign Shares.
(6) Fair-valued securities, see 1.a. in Notes to Financial Statements.


The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY


STATEMENT OF NET ASSETS


DECEMBER 31, 1995
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (Cost: $14,787,089)                          $ 12,580,391
Cash and cash equivalents                                             1,661,959
Receivable for fund shares subscribed                                    47,474
Receivable from Adviser                                                 326,639
Receivables, other                                                       15,436
--------------------------------------------------------------------------------
TOTAL ASSETS                                                         14,631,899


--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for fund shares redeemed                                        221,858
Accrued expenses                                                         66,621
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                       288,479


--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $ 14,343,420
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital                                                      19,051,696
Accumulated net realized loss from investments                       (2,321,733)
Accumulated net realized loss from options                             (464,150)
Accumulated net realized gain from securities sold short                284,305
Net unrealized depreciation on investments                           (2,206,698)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $ 14,343,420
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PRICING OF SHARES:                                                 $       8.02
    Net Asset Value, offering and redemption price per
    share (net assets of $14,343,420 applicable to
    1,787,486 share of beneficial interest outstanding
    with no par value)
--------------------------------------------------------------------------------




The accompanying notes are an integral part of these financial statements.

THE DEVELOPING COUNTRIES FUND ANNUAL RESULTS



STATEMENT OF OPERATIONS



FOR THE NINE MONTHS ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $     47,012
Dividends (Net of foreign tax withheld $14,794)                         107,568
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 154,580

--------------------------------------------------------------------------------
Investment advisory fees                                                145,517
Custodian and transfer agent fees                                       107,471
Professional fees                                                        77,948
Registration and filing fees                                             56,369
Shareholder reports                                                      43,796
Distribution fees                                                        37,616
Trustees' fees and expenses                                              16,882
Other                                                                    10,126
Dividend expense for securities sold short                                  551
--------------------------------------------------------------------------------
Total Expenses                                                          496,276
Less: Reimbursement from Adviser                                       (282,462)
--------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                     213,814

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                     (59,234)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DECPRECIATION)
ON INVESTMENTS, OPTIONS AND SECURITIES SOLD SHORT
--------------------------------------------------------------------------------
Net realized loss from investments                                   (1,302,128)
Net realized loss from options                                         (464,150)
Net realized loss from securities sold short                            (17,500)
Net change in unrealized appreciation on investments                    112,264
--------------------------------------------------------------------------------
TOTAL NET REALIZED LOSS AND UNREALIZED APPRECIATION ON INVESTMENTS,
OPTIONS AND SECURITIES SOLD SHORT                                    (1,671,514)

--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (1,730,748)
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                                                  ROBERTSON, STEPHENS & COMPANY


STATEMENT OF CHANGES IN NET ASSETS

                                                          NINE MONTHS ENDED   PERIOD ENDED
                                                                   12/31/95        3/31/95
------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------
Net investment (loss)/income                                   $    (59,234)  $    103,473
Net realized loss from investments                               (1,302,128)      (880,354)
Net realized loss from options                                     (464,150)             -
Net realized (loss)/gain from securities sold short                 (17,500)       344,728
Net change in unrealized appreciation/(depreciation) on
 investments                                                        112,264     (2,318,966)
------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             (1,730,748)    (2,751,119)

------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------
Net investment income                                                     -        (77,099)
Realized gains on investments                                             -       (182,173)
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                       -       (259,272)

------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share
 transactions                                                     7,729,040     11,355,519
------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                  7,729,040     11,355,519

------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                      5,998,292      8,345,128
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------
Beginning of period                                               8,345,128              0
End of period                                                  $ 14,343,420   $  8,345,128
------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

THE DEVELOPING COUNTRIES FUND ANNUAL RESULTS


FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING                                          PERIOD ENDED     PERIOD ENDED
THROUGHOUT EACH PERIOD:                                              12/31/95(2)       3/31/95(1)
----------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                             $       8.57     $      10.00
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Net investment (loss)/income                                            (0.03)            0.06
Net realized loss and unrealized depreciation on investments            (0.52)           (1.36)
----------------------------------------------------------------------------------------------
Total Decrease in Net Assets Resulting From Operations                  (0.55)           (1.30)

-----------------------------------------------------------------------------------------------
Distributions from net investment income                                    -            (0.04)
Distributions from realized gains on investments                            -            (0.09)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $       8.02     $       8.57
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
TOTAL RETURN                                                           (6.42)%         (13.14)%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net Assets, end of Period                                        $ 14,343,420     $  8,345,128
Ratio of Expenses to Average Net Assets                                 1.83%(2)         3.15%(2)
Ratio of Net Investment (Loss)/Income to Average Net Assets           (0.51)%(2)         0.72%(2)
Portfolio Turnover Rate                                                  103%             124%
-----------------------------------------------------------------------------------------------


(1) The Fund commenced operations on 5/2/94.
(2) Represents a 9-month period then ended.
(3) If the Fund had paid all of its expenses and there had been no reimbursement by the Adviser, the ratio of expenses to average net assets for the nine months ended December 31, 1995, and the period ended March 31, 1995, would have been 4.24% and 3.46%, respectively, and the ratio of net investment
    (loss)/income to average net assets would have been (2.92)% and 0.41%, respectively.

    Per-share data has been determined by using the average number of shares outstanding throughout the period.

    Ratios, except for total return and portfolio turnover rate, have been annualized.

                                                   ROBERTSON, STEPHENS & COMPANY


NOTES TO FINANCIAL STATEMENTS


The Robertson Stephens Developing Countries Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a non-diversified, open-end management investment company. The Fund became effective to offer shares to the public on April 29, 1994, and it started to offer shares to the public on May 2, 1994. The Trust offers nine series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Robertson Stephens Contrarian Fund, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Robertson Stephens Information Age Fund, The Robertson Stephens Global Natural Resources Fund, and The Robertson Stephens Global Low-Priced Stock Fund. The assets for each series are segregated and accounted for separately.

The Developing Countries Fund, for book and tax purposes, has a calendar (12/31) year-end. These financial statements reflect operations for a nine-month period.


NOTE 1  SIGNIFICANT ACCOUNTING POLICIES:
The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. INVESTMENT VALUATIONS:
Marketable securities including options and foreign securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Foreign securities prices are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of The London Stock Exchange prior to when the Fund's net asset value is next determined. At December 31, 1995, 87% of the Fund's long positions were valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use all available resources including quotations from market makers and fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which would have a significant impact on the value of a security. At December 31, 1995, 13% of the Fund's long positions were valued using these guidelines and procedures.

b. REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c. FEDERAL INCOME TAXES:
The Fund has made no provision for federal income tax for the nine months ended December 31, 1995. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

d. SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased, sold, or sold short (trade date).

THE DEVELOPING COUNTRIES FUND ANNUAL RESULTS


Notes to Financial Statements


Realized gains and losses on securities transactions are determined on the basis of specific identification.

e. FOREIGN CURRENCY TRANSLATION:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

f. INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

g. CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.


NOTE 2  CAPITAL SHARES:

a. TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the period ended December 31, 1995, and for the period ended March 31, 1995, were as follows:


4/1/95 - 12/31/95                                         SHARES         AMOUNT
--------------------------------------------------------------------------------
Shares sold                                            2,510,903   $ 23,109,743
Shares reinvested                                              -              -
--------------------------------------------------------------------------------
                                                       2,510,903     23,109,743
--------------------------------------------------------------------------------
Shares redeemed                                       (1,687,748)   (15,380,702)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net increase                                             813,155   $  7,729,040
--------------------------------------------------------------------------------

5/2/94 - 3/31/95                                          SHARES         AMOUNT
--------------------------------------------------------------------------------
Shares sold                                            3,093,680   $ 30,436,016
Shares reinvested                                         26,976        252,773
--------------------------------------------------------------------------------
                                                       3,120,656     30,688,789

--------------------------------------------------------------------------------
Shares redeemed                                       (2,146,325)   (19,333,270)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Net increase                                             974,331   $ 11,355,519
--------------------------------------------------------------------------------


NOTE 3  TRANSACTIONS WITH AFFILIATES:

a. ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Fund's Board of Trustees, the Fund pays Robertson, Stephens & Company Investment Management, L.P. ("RSIM"), an investment advisory fee calculated at an annual rate of 1.25% of the average daily net assets of the Fund. For the nine months ended December 31, 1995, the Fund incurred investment advisory fees of $145,517. In addition, to limit the Fund's annual expense ratio at 1.85%, RSIM has agreed to reimburse the Fund for any annual operating expenses, including investment advisory fees but excluding distribution fees and dividend expense for short sales that exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. For the nine months period ended December 31, 1995, the Adviser agreed to reimburse $282,462 of its fees and other expenses.

b. AFFILIATED PERSONS:
Certain officers and Trustees of the Fund are also Members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the parent of Robertson, Stephens & Company LLC (RS & Co.), the Fund's

                                                   ROBERTSON, STEPHENS & COMPANY


Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c. COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $16,882 for the nine months ended December 31, 1995.

d. DISTRIBUTION FEES:
The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the nine months ended December 31, 1995, the Fund incurred distribution fees of $37,616.

e. BROKERAGE COMMISSIONS:
RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the nine months ended December 31, 1995, the Fund paid no brokerage commissions to RS & Co.

NOTE 4  INVESTMENTS:

a. PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding options, securities sold short and short-term investments), measured as a percentage of the Fund's average monthly investment portfolio for the nine months ended December 31, 1995, was 103%.

b. TAX BASIS OF INVESTMENTS:
At December 31, 1995, the cost of investments for federal income tax purposes was $14,787,089. Accumulated net unrealized depreciation on investments was $(2,206,698), consisting of gross unrealized appreciation and depreciation of $665,060 and $(2,871,758), respectively.

c. INVESTMENT PURCHASES AND SALES:
For the nine months ended December 31, 1995, the cost of investments purchased and the proceeds from investments sold (excluding options, securities sold short and short-term investments) were $19,507,366 and $13,996,457, respectively.

d. OPTIONS:
At December 31, 1995, the Fund had no hedge position in put options.

e. SHORT SALES:
Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which

THE DEVELOPING COUNTRIES FUND ANNUAL RESULTS the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash and/or U.S. government securities sufficient to collateralize its obligations on the short positions. The Fund may also sell short "against the box" (i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the security which is sold short). If the Fund enters into a short sale "against the box," it will hold an equivalent amount of the securities to cover its position while the short sale is outstanding. The Fund limits the value of short sale positions (excluding short sales "against the box") to 25% of the Fund's total assets. At December 31, 1995, none of the Funds total assets were in short positions. For the nine months ended December 31, 1995, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $70,500 and $0, respectively.

f. FOREIGN SECURITIES:
Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, reevaluation of currencies, adverse political, social, and economic developments, and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets. At December 31, 1995, the Fund had its largest concentrated foreign investments, worth 15% of the Fund's total assets, in the Czech Republic.

Independent Accountants' Report

To the Shareholders and Board of Trustees of The Robertson Stephens Emerging Growth Fund

In our opinion, the accompanying statement of net assets, including the schedule of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Emerging Growth Fund (one of the series constituting The Robertson Stephens Investment Trust, hereinafter referred to as the "Fund") at December 31, 1995, the results of its operations for the nine month period then ended and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.


/s/Price Waterhouse LLP
Price Waterhouse LLP
San Francisco, California
February 15, 1996

THE EMERGING GROWTH FUND ANNUAL RESULTS

Schedule of Net Assets


DECEMBER 31, 1995                                         SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.6%
Cephalon, Inc.                                            65,300   $ 2,660,975
--------------------------------------------------------------------------------
                                                                     2,660,975
--------------------------------------------------------------------------------

COMPUTER HARDWARE & COMPONENTS - 2.5%
Seagate Technology, Inc.                                  40,000     1,900,000
Sun Microsystems, Inc.                                    50,000     2,281,250
--------------------------------------------------------------------------------
                                                                     4,181,250
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMPUTER SOFTWARE - 12.2%
Adobe Systems, Inc.1                                      15,400       954,800
Broderbund Software, Inc.                                 45,000     2,733,750
Citrix Systems, Inc.                                       7,050       229,125
Davidson & Associates, Inc.                               45,000       990,000
FTP Software, Inc.                                        75,000     2,175,000
Informix Corporation                                      40,000     1,200,000
Legato Systems, Inc.                                      13,400       415,400
NetManage, Inc.                                           20,200       469,650
Number Nine Visual Technology Corporation                 52,700       461,125
Premenos Technology Corporation                           36,400       960,050
Remedy Corporation                                       22,400      1,327,200
Sierra On-Line, Inc.                                     103,300     2,969,875
Spectrum HoloByte, Inc.                                  216,900     1,409,850
Symantec Corporation                                     108,900     2,531,925
Tivoli Systems, Inc.                                      23,600       796,500
Verity, Inc.                                              18,400       814,200
--------------------------------------------------------------------------------
                                                                    20,438,450
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONSUMER & SPECIALTY RETAIL - 10.6%
Baby Superstore, Inc.                                     22,450     1,279,650
Books-A-Million, Inc.                                    156,400     2,013,650
Cannondale Corporation                                    91,700     1,455,738
Creative Computers, Inc.                                  28,700       523,775
Garden Ridge Corp.                                        25,000       968,750
Gucci                                                     10,000       388,750
Just For Feet, Inc.                                       25,000       893,750
Kohl's Corporation                                        74,100     3,890,250

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY


                                                          SHARES         VALUE
--------------------------------------------------------------------------------
Micro Warehouse, Inc.                                     47,400    $2,050,050
PETsMART, Inc.                                           102,150     3,166,650
Tiffany & Co.(1)                                          23,000     1,158,625
--------------------------------------------------------------------------------
                                                                    17,789,638
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONSUMER TECHNOLOGY - 3.4%
Acclaim Entertainment, Inc.                              176,700     2,186,663
CDW Computer Centers, Inc.                                21,200       858,600
Electronic Arts                                           98,700     2,578,537
--------------------------------------------------------------------------------
                                                                     5,623,800
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DATA COMMUNICATIONS/TELECOMMUNICATIONS - 8.1%
3Com Corporation                                          55,400     2,583,025
Ascend Communications, Inc.                                5,000       405,625
Bay Networks, Inc.                                        55,500     2,282,437
Cascade Communications Corporation                        10,000       852,500
Colonial Data Technologies                               111,600     2,287,800
Netcom On Line Communications                             10,000       360,000
Network General Corporation                               63,300     2,112,637
P-COM, Inc.                                              102,600     2,052,000
UUNET Technologies, Inc.                                  10,000       630,000
--------------------------------------------------------------------------------
                                                                    13,566,024
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL SERVICES - 1.2%
Credit Acceptance Corporation                            100,000     2,075,000
--------------------------------------------------------------------------------
                                                                     2,075,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HEALTH CARE SERVICES - 3.2%
Emeritus Corporation                                      60,000       697,500
Express Scripts, Inc., Class A                            20,000     1,020,000
Pediatrix Medical Group, Inc.                             30,000       825,000
PhyCor, Inc.                                              46,050     2,328,403
United Dental Care, Inc.                                  11,500       474,375
--------------------------------------------------------------------------------
                                                                     5,345,278
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE EMERGING GROWTH FUND ANNUAL RESULTS

                                                          SHARES         VALUE
--------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 17.3%
Coventry Corporation                                     216,200   $ 4,459,125
Endosonics Corporation                                    35,000       529,375
Healthsource, Inc.                                       115,200     4,147,200
Healthwise of America                                     41,400     1,614,600
Mid Atlantic Medical Services, Inc.                      186,800     4,529,900
Oxford Health Plans, Inc.                                 34,800     2,570,850
PacifiCare Health Systems, Inc.                           25,200     2,192,400
Physician Healthcare                                      71,500     2,645,500
Quintiles Transnational Corporation                       46,400     1,902,400
Sierra Health Services                                   139,800     4,438,650
--------------------------------------------------------------------------------
                                                                    29,030,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LODGING - 1.1%
Bristol Hotel Company                                     74,300     1,811,063
--------------------------------------------------------------------------------
                                                                     1,811,063
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MEDICAL SERVICES - 5.2%
American Oncology Resources, Inc.                         19,000       923,875
Compdent Corporation                                      51,000     2,116,500
Exogen, Inc.                                              97,400     1,874,950
HBO & Company(1)                                          49,100     3,762,287
--------------------------------------------------------------------------------
                                                                     8,677,612
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER SERVICES - 4.0%
Corporate Express, Inc.                                   63,600     1,915,950
Landstar Systems, Inc.                                    51,800     1,385,650
Sylvan Learning Systems, Inc.                            114,700     3,412,325
--------------------------------------------------------------------------------
                                                                     6,713,925
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RESTAURANTS - 3.3%
Boston Chicken, Inc.                                      63,000     2,023,875
Daka International, Inc.                                  78,600     2,161,500
Landry's Seafood Restaurants                              80,000     1,365,000
--------------------------------------------------------------------------------
                                                                     5,550,375
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

                                                          SHARES         VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS - 6.1%
Act Manufacturing                                        207,500   $ 2,308,438
Burr-Brown Corporation                                   124,200     3,167,100
Cypress Semiconductor Corporation                        150,000     1,912,500
LSI Logic Corporation                                     50,000     1,637,500
Synopsys, Inc.                                            30,800     1,170,400
--------------------------------------------------------------------------------
                                                                    10,195,938
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 79.8% (Cost: $114,977,657)                   133,659,328
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS
--------------------------------------------------------------------------------
Applied Micro Circuits Corporation Series 3 -
 Restricted(2)                                             2,381        43,953
Managed Health Network, Inc. Series B - Restricted(2)        500        72,930
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS - 0.1%
 (Cost: $100,001)                                                      116,883
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 79.9% (Cost: $115,077,658)                     133,776,211
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
--------------------------------------------------------------------------------
Cash                                                                       408
Repurchase Agreement                                                29,680,000
     State Street Bank and Trust Company, 5.00%,
     dated 12/29/95, due 01/2/96, maturity value
     $29,696,489 (collateralized by $22,995,000
     par value U.S. Treasury Notes, 8.75%, due
     05/15/17).
--------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 17.6%                             29,680,408


--------------------------------------------------------------------------------
OTHER ASSETS, NET - 2.5%                                             4,271,868
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100%                                          $ 167,728,487
--------------------------------------------------------------------------------

(1)Income-producing security.
(2)See 4.d. in Notes to Financial Statements.


The accompanying notes are an integral part of these financial statements.

THE EMERGING GROWTH FUND ANNUAL RESULTS


Statement of Net Assets


DECEMBER 31, 1995
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (Cost: $115,077,658)                       $ 133,776,211
Cash and cash equivalents                                           29,680,408
Receivable for investments sold                                      4,998,114
Receivable for fund shares subscribed                                  376,473
Dividends/interest receivable                                           20,330
--------------------------------------------------------------------------------
TOTAL ASSETS                                                       168,851,536

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                      114,030
Payable for fund shares redeemed                                       429,171
Accrued expenses                                                       259,379
Capital gains distribution payable                                     320,469
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                    1,123,049

--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                 $ 167,728,487
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital                                                    132,299,996
Accumulated net realized gain from investments                      16,729,938
Net unrealized appreciation on investments                          18,698,553
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                 $ 167,728,487
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRICING OF SHARES:                                               $       19.21
     Net Asset Value, offering and redemption price per share
     (net assets of $167,728,487 applicable to 8,732,520 shares of beneficial interest outstanding with no par value)
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

Statement of Operations


FOR THE NINE MONTHS ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                          $    783,216
Dividends                                                               28,264
Other Income                                                            31,441
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                842,921

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment advisory fees                                             1,288,465
Distribution fees                                                      322,116
Custodian and transfer agent fees                                      268,320
Shareholder reports                                                     82,824
Professional fees                                                       80,395
Registration and filing fees                                            45,702
Trustees' fees and expenses                                             16,875
Other                                                                   14,040
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                       2,118,737

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                 (1,275,816)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION)
 ON INVESTMENTS
--------------------------------------------------------------------------------
Net realized gain from investments                                  22,504,993
Net change in unrealized depreciation on investments                  (731,214)
--------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED DEPRECIATION ON INVESTMENTS  21,773,779

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 20,497,963
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

THE EMERGING GROWTH FUND ANNUAL RESULTS


Statement of Changes in Net Assets



                                            NINE MONTHS ENDED       YEAR ENDED
                                                     12/31/95          3/31/95
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                              $ (1,275,816)    $ (1,654,135)
Net realized gain from investments                 22,504,993        6,598,824
Net change in unrealized
 (depreciation)/appreciation on investments          (731,214)      15,035,796
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                        20,497,963       19,980,485

--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
Realized gains on investments                     (13,460,981)     (19,811,863)
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (13,460,981)     (19,811,863)

--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net (decrease)/increase in net assets
 resulting from capital share transactions        (21,583,831)      13,915,017
--------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                  (21,583,831)      13,915,017

--------------------------------------------------------------------------------
TOTAL (DECREASE)/INCREASE IN NET ASSETS           (14,546,849)      14,083,639
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                               182,275,336      168,191,697
End of period                                   $ 167,728,487    $ 182,275,336
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

Financial Highlights



                                                                                               THREE-MONTH
FOR A SHARE OUTSTANDING                               PERIOD ENDED    YEAR ENDED  YEAR ENDED  PERIOD ENDED  YEAR ENDED  YEAR ENDED
THROUGHOUT EACH PERIOD:                                   12/31/95(1)    3/31/95     3/31/94       3/31/93    12/31/92    12/31/91
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                      $  18.36      $  18.37    $  14.71      $  16.77    $  17.50     $ 11.67
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                         (0.15)        (0.17)      (0.40)        (0.02)      (0.15)      (0.09)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain/(loss) and unrealized
     appreciation/(depreciation)
     on investments                                           2.58          2.26        4.06        (2.04)      (0.31)        6.82
-----------------------------------------------------------------------------------------------------------------------------------
Total Increase/(Decrease) in Net Assets
     Resulting From Operations                                2.43          2.09        3.66        (2.06)      (0.46)        6.73

-----------------------------------------------------------------------------------------------------------------------------------
Distribution from realized gains
     on investments                                         (1.58)        (2.10)           -             -      (0.27)      (0.90)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $  19.21      $  18.36    $  18.37      $  14.71    $  16.77    $  17.50
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                13.50%        12.01%      24.88%      (12.28)%     (2.55)%      58.70%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period (000s)                         $ 167,728     $ 182,275   $ 168,192     $ 228,893   $ 277,531   $ 141,929
Ratio of Expenses to
     Average Net Assets                                      1.64%         1.56%       1.60%         1.54%       1.49%       1.59%
Ratio of Net Investment Loss to
     Average Net Assets                                    (0.99)%       (0.96)%     (1.27)%       (0.61)%     (0.92)%     (0.68)%
Portfolio Turnover Rate                                       147%          280%        274%           43%        124%        147%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Represents a 9-month period then ended.

Per-share data for each of the periods has been determined by using the average number of shares outstanding throughout each period.
Ratios, except for total return and portfolio turnover rate, have been annualized.

The accompanying notes are an integral part of these financial statements.

THE EMERGING GROWTH FUND ANNUAL RESULTS


Notes to Financial Statements

The Robertson Stephens Emerging Growth Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on November 30, 1987. The Trust offers nine series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Robertson Stephens Contrarian Fund, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Robertson Stephens Information Age Fund, The Robertson Stephens Global Natural Resources Fund, and The Robertson Stephens Global Low-Priced Stock Fund. The assets for each series are segregated and accounted for separately.

The Emerging Growth Fund, for book and tax purposes, has a calendar (12/31) year-end. These financial statements reflect operations for a nine-month period.

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES:
The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. INVESTMENT VALUATIONS:
Marketable securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. At December 31, 1995, 99.9% of the Fund's portfolio was valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. At December 31, 1995, approximately 0.1% of the Fund's portfolio was valued using these guidelines and procedures.

b. REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Advisor to have satisfactory creditworthiness.

c. FEDERAL INCOME TAXES:
The Fund has made no provision for federal income tax for the period ended December 31, 1995. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

d. SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased and sold (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e. INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

f. CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital

                                                   ROBERTSON, STEPHENS & COMPANY

Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.

NOTE 2  CAPITAL SHARES:

a. TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the nine months ended December 31, 1995, and for the year ended March 31, 1995, were as follows:


4/1/95 - 12/31/95                                      SHARES           AMOUNT
--------------------------------------------------------------------------------
Shares sold                                         2,181,298     $ 41,669,243
Shares reinvested                                     686,387       13,000,659
--------------------------------------------------------------------------------
                                                    2,867,685       54,669,902
--------------------------------------------------------------------------------
Shares redeemed                                    (4,060,471)     (76,253,733)
--------------------------------------------------------------------------------
Net (decrease)                                     (1,192,786)   $ (21,583,831)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

4/1/94 - 3/31/95                                       SHARES           AMOUNT
--------------------------------------------------------------------------------
Shares sold                                         5,163,070     $ 94,127,247
Shares reinvested                                   1,070,767       18,663,580
--------------------------------------------------------------------------------
                                                    6,233,837      112,790,827
--------------------------------------------------------------------------------
Shares redeemed                                    (5,463,027)     (98,875,810)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net increase                                          770,810     $ 13,915,017
--------------------------------------------------------------------------------

NOTE 3  TRANSACTIONS WITH AFFILIATES:

a. ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson, Stephens Investment Management, Inc. ("RSIM Inc.") an investment advisory fee calculated at an annual rate of 1.00% of the average daily net assets of the Fund. For the nine months ended December 31, 1995, the Fund incurred investment advisory fees of $1,288,465. RSIM Inc. has agreed to reimburse the Fund for any annual operating expenses, including investment advisory fees, but excluding distribution fees that exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. For the nine months ended December 31, 1995, there was no expected reimbursement of the advisory fees and other expenses.

b. AFFILIATED PERSONS:
Certain officers and Trustees of the Fund are also Members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the parent of Robertson, Stephens & Company LLC (RS & Co.), the Fund's Distributor and RSIM Inc., the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer and a Trustee of the Fund, is also a Director of RSIM Inc., a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c. COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $16,875 for the nine months ended December 31, 1995.

d. DISTRIBUTION FEES:
The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is reviewed and approved annually by the Fund's Board of Trustees. Under this Plan, RS & Co. is compensated for services in such capacity including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an

THE EMERGING GROWTH FUND ANNUAL RESULTS
annual rate of 0.25% of the average daily net assets of the Fund. For the nine months ended December 31, 1995, the Fund incurred distribution fees of $322,116.

e. BROKERAGE COMMISSIONS:
RSIM Inc. may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the nine months ended December 31, 1995, the Fund paid brokerage commissions of $71,498 to RS & Co. which represented 24% of total commissions paid for the period.

NOTE 4 INVESTMENTS:

a. PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding short-term investments) measured as a percentage of the Fund's average monthly investment portfolio for the nine months ended December 31, 1995, was 147%.

b. TAX BASIS OF INVESTMENTS:
At December 31, 1995, the cost of investments for federal income tax purposes was $116,066,463. Accumulated net unrealized appreciation on investments was $17,709,748, consisting of gross unrealized appreciation and depreciation of $29,507,196 and $(11,797,448), respectively.

c. INVESTMENT PURCHASES AND SALES:
For the period ended December 31, 1995, the cost of investments purchased and the proceeds from investments sold (excluding short-term investments) were $219,859,671 and $278,926,405, respectively.

d. RESTRICTED SECURITIES:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would bear the expense of all registrations at no cost to the Fund. At December 31, 1995, the Fund held restricted securities with an aggregate value of $116,883, which represented 0.1% of the Fund's total net assets.

                                                                   ACQUISITION
SECURITY                             SHARES       COST      VALUE         DATE
--------------------------------------------------------------------------------
Applied Micro
Circuits
Corporation
Convertible
Preferred Stock,
   Series 3                           2,381    $50,001    $43,953      9/14/87
--------------------------------------------------------------------------------
Managed Health
Network, Inc.
Convertible
Preferred Stock,
   Series B                             500    $50,000    $72,930     12/30/87
--------------------------------------------------------------------------------

Each of the above securities was valued based on its common share price equivalent. Each common share was valued at its fair value according to the guidelines and procedures adopted by the Fund's Board of Trustees as outlined in
Note 1.a., paragraph 2.

At December 31, 1995, Applied Micro Circuits Corporation Convertible Preferred Stock, Series 3, was valued at the common share price equivalent of $1.75, assuming the 2,381 shares of the Convertible Preferred Stock were converted to 25,116 shares of common stock. Managed Health Network, Inc. Convertible Preferred Stock, Series B, was valued at the common share price equivalent of $1.6336, assuming the 500 shares of the Convertible Preferred Stock were converted to 44,642 shares of common stock.

THE GLOBAL LOW-PRICED STOCK FUND ANNUAL RESULTS

INDEPENDENT ACCOUNTANTS' REPORT

To the Shareholders and Board of Trustees of The Robertson Stephens Global Low-Priced Stock Fund

In our opinion, the accompanying statement of net assets, including the schedule of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Global Low-Priced Stock Fund (one of the series constituting The Robertson Stephens Investment Trust, hereinafter referred to as the "Fund") at December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

/s/Price Waterhouse LLP
Price Waterhouse LLP
San Francisco, California
February 15, 1996

THE GLOBAL LOW-PRICED STOCK FUND ANNUAL RESULTS

SCHEDULE OF NET ASSETS


DECEMBER 31, 1995                                         SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.8%
Pharmos Corporation                                       20,000  $    29,375
--------------------------------------------------------------------------------
                                                                       29,375
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLOSED-END FUNDS - 3.8%
Cathay Investment Fund, Ltd.                              10,000       10,993
Greenchip Development Capital, Ltd.                       12,026        7,866
Greenchip Emerging Growth, Ltd.                           25,439       24,202
Greenchip Investments, Ltd.                               30,000       19,845
--------------------------------------------------------------------------------
                                                                       62,906
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMUNICATIONS SERVICES - 0.8%
CD Radio, Inc.                                             3,000       13,313
--------------------------------------------------------------------------------
                                                                       13,313
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONSTRUCTION/INFRASTRUCTURE - 3.8%
Overseas and General, Ltd.                               102,500       24,761
Van Der Horst, Ltd.(1)                                     4,000       20,219
Vietnam Industrial Investments, Ltd.                      80,000       17,095
--------------------------------------------------------------------------------
                                                                       62,075
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS - 0.9%
AER Energy Resources, Inc.                                 5,000       14,375
--------------------------------------------------------------------------------
                                                                       14,375
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ENERGY - 2.3%
Canadian Conquest Exploration, Inc.                       10,000        7,836
Nugas, Ltd.                                               10,000       15,526
Olympia Energy, Inc., Class A                             25,000       14,280
--------------------------------------------------------------------------------
                                                                       37,642
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY


                                                          SHARES        VALUE
--------------------------------------------------------------------------------
ENERGY SERVICES - 2.4%
Grant Geophysical, Inc.                                   14,000      $35,000
Veritas Energy Services, Inc.                                700        3,845
--------------------------------------------------------------------------------
                                                                       38,845
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GOLD MINING - 2.3%
Bakyrchik Gold PLC                                         9,000       38,577
--------------------------------------------------------------------------------
                                                                       38,577
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MEDIA - 1.3%
Valuevision International, Inc.                            4,000       22,250
--------------------------------------------------------------------------------
                                                                       22,250
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REAL ESTATE - 2.9%
Catellus Development Corporation                           8,000       48,000
--------------------------------------------------------------------------------
                                                                       48,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RESTAURANTS - 2.4%
Taco Cabana, Class A                                       8,000       40,000
--------------------------------------------------------------------------------
                                                                       40,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RETAIL - 1.8%
Kmart Corporation(1)                                       4,000       29,000
--------------------------------------------------------------------------------
                                                                       29,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRANSPORTATION EQUIPMENT AND SERVICES - 1.6%
China Yuchai International, Ltd.(1)                        3,200       26,000
--------------------------------------------------------------------------------
                                                                       26,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 28.1% (Cost: $411,549)                            462,358
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

THE GLOBAL LOW-PRICED STOCK FUND ANNUAL RESULTS

DECEMBER 31, 1995
--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
--------------------------------------------------------------------------------
Cash                                                              $       927
Federal Mortgage Corporation Discount Note, 5.65% due 1/4/96          999,529
Repurchase Agreement
  State Street Bank and Trust Company, 5.00%, dated 12/29/95, due 1/2/96,maturity value $316,176 (collateralized by $245,000
  par value U.S. Treasury Notes, 8.75%, due 5/5/17)                   316,000
--------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 80.1%                             1,316,456

--------------------------------------------------------------------------------
OTHER LIABILITIES, NET - (8.2)%                                      (135,426)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100%                                           $ 1,643,388
--------------------------------------------------------------------------------


(1) Income-producing securities.

The accompanying notes are an integral part of these financial statements.

                                                 ROBERTSON, STEPHENS & COMPANY

STATEMENT OF NET ASSETS

DECEMBER 31, 1995
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (Cost: $441,549)                            $   462,358
Cash and cash equivalents                                           1,316,456
Receivable for fund shares subscribed                                   7,000
Receivable from Adviser                                                 6,440
Receivables, other                                                     19,283
--------------------------------------------------------------------------------
TOTAL ASSETS                                                        1,811,537

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                     147,835
Accrued expenses                                                       20,314
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                     168,149

--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                    1,643,388
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Paid-in capital                                                     1,620,721
Accumulated undistributed investment income                             1,858
Net unrealized appreciation on investments                             20,809
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                  $ 1,643,388
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRICING OF SHARES:                                                $     10.45
  Net Asset Value, offering and redemption price per share
  (Net assets of $1,643,388 applicable to 157,267 shares
  of beneficial interest outstanding with no par value)
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

THE GLOBAL LOW-PRICED STOCK FUND ANNUAL RESULTS

STATEMENT OF OPERATIONS


FOR THE PERIOD FROM 11/15/95
(COMMENCEMENT OF OPERATIONS)
THROUGH 12/31/95
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                             $  3,584
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 3,584

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Professional fees                                                       2,307
Shareholder reports                                                     1,667
Investment advisory fees                                                  854
Trustees' fees and expenses                                               813
Custodian and transfer agent fees                                         706
Registration and filing fees                                              640
Organizational expenses                                                   500
Other                                                                     253
Distribution fees                                                         213
Administration fees                                                       213
--------------------------------------------------------------------------------
Total Expenses                                                          8,166
Less: Reimbursement from Adviser                                       (6,440)
--------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                     1,726

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   1,858
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                   20,809
--------------------------------------------------------------------------------
TOTAL UNREALIZED APPRECIATION ON INVESTMENTS                           20,809

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  22,667
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                                                 ROBERTSON, STEPHENS & COMPANY

STATEMENT OF CHANGES IN NET ASSETS


FOR THE PERIOD FROM 11/15/95
(COMMENCEMENT OF OPERATIONS)
THROUGH 12/31/95
--------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------
Net investment income                                                 $   1,858
Net change in unrealized appreciation on investments                     20,809
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     22,667

-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------
Net investment income                                                       -
Realized gains on investments                                               -
-------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                         -

-------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------
Net increase in net assets resulting from
  capital share transactions                                          1,620,721
-------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                      1,620,721
-------------------------------------------------------------------------------
Total Increase in Net Assets                                          1,643,388
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------
Beginning of year                                                             0
End of year                                                       $   1,643,388
-------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE GLOBAL LOW-PRICED STOCK FUND ANNUAL RESULTS

FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING                                          PERIOD ENDED
THROUGHOUT THE PERIOD:                                              12/31/95(1)
--------------------------------------------------------------------------------
Net Asset Value, beginning of period                              $     10.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net investment income                                                    0.03
Unrealized appreciation on investments                                   0.42
--------------------------------------------------------------------------------
Total increase in net assets resulting from operations                   0.45

--------------------------------------------------------------------------------
Distributions from net investment income                                    -
Distributions from realized gains on investments                            -
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $     10.45
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL RETURN                                                            4.50%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net Assets, end of period                                         $ 1,643,388
Ratio of Expenses to Average Net Assets                                1.91%(2)
Ratio of Net Investment Income to Average Net Assets                   2.06%(2)
Portfolio Turnover Rate                                                    0%
--------------------------------------------------------------------------------


(1) The Fund commenced operations on 11/15/95.

(2) If the Fund had paid all of its expenses and had received no reimbursement from the Adviser, the ratio of expenses to average net assets for the period ended December 31, 1995, would have been 9.04%, and the ratio of net investment loss to average net assets would have been (5.07)%.

Per-share data for each of the periods has been determined by using the average number of shares outstanding throughout each period.

Ratios, except for total return and portfolio turnover rate, have been annualized.

The accompanying notes are an integral part of these financial statements.

                                                ROBERTSON, STEPHENS & COMPANY

NOTES TO FINANCIAL STATEMENTS

The Robertson Stephens Global Low-Priced Stock Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on November 15, 1995. The Trust offers nine series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Robertson Stephens Contrarian Fund, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Robertson Stephens Information Age Fund, The Robertson Stephens Global Natural Resources Fund, and The Robertson Stephens Global Low-Priced Stock Fund. The assets for each series are segregated and accounted for separately.

The Global Low-Priced Stock Fund, for book and tax purposes, has a calendar (12/31) year-end. These financial statements reflect operations for the period from November 15, 1995 (Commencement of Operations), through December 31, 1995.

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES:
The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. INVESTMENT VALUATIONS:
Marketable securities including options and foreign securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Foreign securities prices are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of The London Stock Exchange prior to when the Fund's net asset value is next determined. At December 31, 1995, 100% of the Fund's long positions were valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use all available resources including quotations from market makers and fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which would have a significant impact on the value of a security. At December 31, 1995, 0% of the Fund's long positions were valued using these guidelines and procedures.

b. REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Advisor to have satisfactory creditworthiness.

c. FEDERAL INCOME TAXES:
The Fund has made no provision for federal income taxes for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

THE GLOBAL LOW-PRICED STOCK FUND ANNUAL RESULTS

d. SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased and sold (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e. FOREIGN CURRENCY TRANSLATION:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

f. INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

g. CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.

NOTE 2  CAPITAL SHARES:

a. TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, were as follows:


11/15/95 - 12/31/95                                       SHARES       AMOUNT
--------------------------------------------------------------------------------
Shares sold                                              164,230  $ 1,691,739
Shares reinvested                                              -            -
--------------------------------------------------------------------------------
                                                         164,230    1,691,739

--------------------------------------------------------------------------------
Shares redeemed                                           (6,963)     (71,018)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net increase                                             157,267  $ 1,620,721
--------------------------------------------------------------------------------


NOTE 3   TRANSACTIONS WITH AFFILIATES:

a. ADVISORY FEES AND EXPENSE LIMITATION: Under the terms of an advisory agreement, which is reviewed and approved annually by the Fund's Board of Trustees, the Fund pays Robertson, Stephens & Company Investment Management, L.P. ("RSIM"), an investment advisory fee and an administrative services fee calculated respectively at an annual rate of 1.00% and 0.25% of the average daily net assets of the Fund. For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the Fund incurred investment advisory fees and administrative fees of $854 and $213, respectively. RSIM has agreed to reimburse the Fund for any annual operating expenses, including investment advisory fees but excluding distribution fees which exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the Adviser agreed to reimburse $6,440 of its fees and other expenses.

b. AFFILIATED PERSONS: Certain officers and Trustees of the Fund are also Members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the parent of Robertson, Stephens & Company LLC (RS & Co.), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer, and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of

                                                 ROBERTSON, STEPHENS & COMPANY

RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c. COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $813 for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995.

d. DISTRIBUTION FEES:
The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, RS & Co. agreed to waive distribution fees worth $213.

e. BROKERAGE COMMISSIONS:
RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the Fund paid no brokerage commissions to RS & Co.

NOTE 4   INVESTMENTS:

a. PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding options and short-term investments), measured as a percentage of the Fund's average monthly investment portfolio for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, was 0%.

b. TAX BASIS OF INVESTMENTS:
At December 31, 1995, the cost of investments for federal income tax purposes was $441,549. Accumulated net unrealized appreciation on investments was $20,809, consisting of gross unrealized appreciation and depreciation of $22,945 and $(2,136), respectively.

c. INVESTMENT PURCHASES AND SALES:
For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the cost of investments purchased and the proceeds from investments sold (excluding short-term investments) were $441,549 and $0, respectively.

d. FOREIGN SECURITIES:
Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, reevaluation of currencies, adverse political, social, and economic developments, and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets.

The Fund intends to invest no more than 40% of its total assets exclusively in one foreign country. At December 31, 1995, the Fund had its largest concentrated foreign investments, worth 5% of the Fund's total assets, in Australia.

THE GLOBAL NATURAL RESOURCES FUND ANNUAL RESULTS

INDEPENDENT ACCOUNTANTS' REPORT


To the Shareholders and Board of Trustees of The Robertson Stephens Global Natural Resources Fund

In our opinion, the accompanying statement of net assets, including the schedule of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Global Natural Resources Fund (one of the series constituting The Robertson Stephens Investment Trust, hereinafter referred to as the "Fund") at December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the period from November 15, 1995 (Commencement of Operations), through December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.


/s/ PRICE WATERHOUSE LLP
Price Waterhouse LLP
San Francisco, California
February 15, 1996

THE GLOBAL NATURAL RESOURCES FUND ANNUAL RESULTS

SCHEDULE OF NET ASSETS

DECEMBER 31, 1995                                          SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------

ALUMINUM - 12.6%
Aluminum Company of America(1)                                600     $  31,725
Kaiser Aluminum Corporation                                 1,300        16,900
MAXXAM, Inc.                                                  700        24,675
Western Mining Holdings, Ltd. - ADR(1,2)                    1,000        26,125
--------------------------------------------------------------------------------
                                                                         99,425
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COAL MINING - 3.5%
Zeigler Coal Holding Company(1)                             2,000        27,750
--------------------------------------------------------------------------------
                                                                         27,750
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ENERGY - 14.8%
Alberta Energy Company, Ltd.(1)                               900        14,400
Amerada Hess Corporation(1)                                   600        31,800
New Cache Petroleums, Ltd.                                  8,000        25,192
Olympia Energy, Inc., Class A                              25,000        14,280
Suncor, Inc.(1)                                             1,000        31,875
--------------------------------------------------------------------------------
                                                                        117,547
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ENERGY SERVICES - 1.7%
Ryan Energy Technologies, Inc.                             16,000         9,374
Veritas Energy Services, Inc.                                 700         3,845
--------------------------------------------------------------------------------
                                                                         13,219
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
GOLD MINING - 5.5%
Ashanti Goldfields - GDR(1,3)                                 727        14,540
Bakyrchik Gold PLC                                          1,000         4,287
Emperor Mines, Ltd.                                         5,000         7,990
Golden Shamrock Mines, Ltd.                                10,000         6,169
Golden Star Resources, Ltd.(1)                              2,000        10,250
--------------------------------------------------------------------------------
                                                                         43,236
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NICKEL MINING - 4.2%
Inco, Ltd.(1)                                               1,000        33,250
--------------------------------------------------------------------------------
                                                                         33,250
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

                                                           SHARES         VALUE
--------------------------------------------------------------------------------
REAL ESTATE - 4.5%
Catellus Development Corporation                            6,000     $  36,000
--------------------------------------------------------------------------------
                                                                         36,000
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 3.1%
NL Industries, Inc.                                         2,000        24,750
--------------------------------------------------------------------------------
                                                                         24,750
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 49.9% (Cost: $389,087)                              395,177
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
--------------------------------------------------------------------------------
Cash                                                                     81,423
Federal Mortgage Corporation Discount Note, 5.65%,
  due 1/4/96                                                            499,765
--------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 73.4%                                 581,188


--------------------------------------------------------------------------------
OTHER LIABILITIES, NET - (23.3)%                                       (184,621)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100%                                               $ 791,744
--------------------------------------------------------------------------------

(1)  Income - producing security.
(2)  ADR - American Depository Receipts.
(3)  GDR - Global Depository Receipts.

The accompanying notes are an integral part of these financial statements.

THE GLOBAL NATURAL RESOURCES FUND ANNUAL RESULTS

STATEMENT OF NET ASSETS

DECEMBER 31, 1995
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------

Investments, at value (Cost: $389,087)                               $  395,177
Cash and cash equivalents                                               581,188
Receivable for fund shares subscribed                                     7,000
Receivable from Adviser                                                   5,748
Receivables, other                                                       32,538
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,021,651


--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                       209,659
Accrued expenses                                                         20,248
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                       229,907



--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                        791,744
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital                                                         784,748
Accumulated undistributed investment income                                 906
Net unrealized appreciation on investments                                6,090
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                     $  791,744
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PRICING OF SHARES:                                                   $    10.12
     Net Asset Value, offering and redemption price per share
     (Net assets of $791,744 applicable to 78,211 shares
     of beneficial interest outstanding with no par value)
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

STATEMENT OF OPERATIONS

FOR THE PERIOD FROM 11/15/95
(COMMENCEMENT OF OPERATIONS)
THROUGH 12/31/95
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                             $    2,139
Dividends                                                                    50
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   2,189


--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Professional fees                                                         2,104
Shareholder reports                                                       1,521
Trustees' fees and expenses                                                 742
Custodian and transfer agent fees                                           645
Registration and filing fees                                                584
Organizational expenses                                                     500
Investment advisory fees                                                    470
Other                                                                       231
Distribution fees                                                           117
Administration fees                                                         117
--------------------------------------------------------------------------------
Total Expenses                                                            7,031
Less: Reimbursement from Adviser                                         (5,748)
--------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                       1,283


--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       906
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION)
  ON INVESTMENTS
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                      6,090
--------------------------------------------------------------------------------
TOTAL UNREALIZED APPRECIATION ON INVESTMENTS                              6,090


--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $    6,996
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

THE GLOBAL NATURAL RESOURCES FUND ANNUAL RESULTS

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD FROM 11/15/95
(COMMENCEMENT OF OPERATIONS)
THROUGH 12/31/95
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------

Net investment income                                                $      906
Net change in unrealized appreciation on investments                      6,090
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      6,996


--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
Net investment income                                                         -
Realized gains on investments                                                 -
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                           -


--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions    784,748
--------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                        784,748


--------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                            791,744
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of year                                                             0
End of year                                                          $  791,744
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING                                            PERIOD ENDED
THROUGHOUT THE PERIOD:                                              12/31/95(1)
--------------------------------------------------------------------------------
Net Asset Value, beginning of period                                $   10.00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Net investment income                                                    0.02
Unrealized appreciation on investments                                   0.10
--------------------------------------------------------------------------------
Total increase in net assets resulting from operations                   0.12


--------------------------------------------------------------------------------
Distributions from net investment income                                    -
Distributions from realized gains on investments                            -
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $   10.12
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL RETURN                                                            1.20%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net Assets, end of period                                           $ 791,744
Ratio of Expenses to Average Net Assets                                 2.60%(2)
Ratio of Net Investment Income to Average Net Assets                    1.84%(2)
Portfolio Turnover Rate                                                    0%
--------------------------------------------------------------------------------

(1) The Fund commenced operations on 11/15/95.
(2) If the Fund had paid all of its expenses and had received no reimbursement from the Adviser, the ratio of expenses to average net assets for the period ended December 31, 1995 would have been 14.25%, and the ratio of net investment loss to average net assets would have been (9.81)%.

Per-share data for each of the periods has been determined by using the average number of shares outstanding throughout each period. Ratios, except for total return and portfolio turnover rate, have been annualized.

The accompanying notes are an integral part of these financial statements.

THE GLOBAL NATURAL RESOURCES FUND ANNUAL RESULTS

NOTES TO FINANCIAL STATEMENTS

The Robertson Stephens Global Natural Resources Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on November 15, 1995. The Trust offers nine series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Robertson Stephens Contrarian Fund, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Robertson Stephens Information Age Fund, The Robertson Stephens Global Natural Resources Fund, and The Robertson Stephens Global Low-Priced Stock Fund. The assets for each series are segregated and accounted for separately.

The Global Natural Resources Fund, for book and tax purposes, has a calendar (12/31) year-end. These financial statements reflect operations for the period from November 15, 1995 (Commencement of Operations), through December 31, 1995.

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES:
The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.   INVESTMENT VALUATIONS:
Marketable securities including options and foreign securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Foreign securities prices are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of The London Stock Exchange prior to when the Fund's net asset value is next determined. At December 31, 1995, 100% of the Fund's long positions were valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use all available resources including quotations from market makers and fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which would have a significant impact on the value of a security. At December 31, 1995, none of the Fund's long positions were valued using these guidelines and procedures.

                                                   ROBERTSON, STEPHENS & COMPANY

B.   REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Advisor to have satisfactory creditworthiness.

C.   FEDERAL INCOME TAXES:
The Fund has made no provision for federal income tax for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

D.   SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased, sold, or sold short (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

E.   FOREIGN CURRENCY TRANSLATION:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F.   INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

G.   CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.

NOTE 2  CAPITAL SHARES:

A.   TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, were as follows:


11/15/95 - 12/31/95                                   SHARES             AMOUNT
--------------------------------------------------------------------------------
Shares sold                                           79,226         $  794,930
Shares reinvested                                          -                  -
--------------------------------------------------------------------------------
                                                      79,226            794,930


--------------------------------------------------------------------------------
Shares redeemed                                       (1,015)           (10,182)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Net increase                                          78,211         $  784,748
--------------------------------------------------------------------------------

THE GLOBAL NATURAL RESOURCES FUND ANNUAL RESULTS

NOTE 3    TRANSACTIONS WITH AFFILIATES:

A.   ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Fund's Board of Trustees, the Fund pays Robertson, Stephens & Company Investment Management, L.P. ("RSIM"), an investment advisory fee and an administrative services fee calculated respectively at an annual rate of 1.00% and 0.25% of the average daily net assets of the Fund. For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the Fund incurred investment advisory fees and administrative fees of $470 and $117, respectively. RSIM has agreed to reimburse the Fund for any annual operating expenses, including investment advisory fees but excluding distribution fees which exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the Advisor agreed to reimburse $5,748 of its fees and other expenses.

B.   AFFILIATED PERSONS:
Certain officers and Trustees of the Fund are also Members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the parent of Robertson Stephens & Company LLC (RS & Co.), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer, and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

C.   COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $742 for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995.

D.   DISTRIBUTION FEES:
The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the Fund incurred distribution fees of $117.

                                   ROBERTSON, STEPHENS & COMPANY

E.   BROKERAGE COMMISSIONS:
RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the Fund paid brokerage commissions of $515 to RS & Co. which represented 41% of total commissions paid for the period.

NOTE 4    INVESTMENTS:

A.   PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding short-term investments), measured as a percentage of the Fund's average monthly investment portfolio for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, was 0%.

B.   TAX BASIS OF INVESTMENTS:
At December 31, 1995, the cost of investments for federal income tax purposes was $389,087. Accumulated net unrealized appreciation on investments was $6,090, consisting of gross unrealized appreciation and depreciation of $9,940 and $(3,850), respectively.

C.   INVESTMENT PURCHASES AND SALES:
For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the cost of investments purchased and the proceeds from investments sold (excluding short-term investments) were $389,087 and $0, respectively.

D.   FOREIGN SECURITIES:
Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, reevaluation of currencies, adverse political, social, and economic developments, and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets.

The Fund intends to invest no more than 40% of its total assets exclusively in one foreign country. At December 31, 1995, the Fund had its largest concentration of foreign investments, worth 13% of the Fund's total assets, in Canada.

THE GROWTH & INCOME FUND ANNUAL RESULTS


INDEPENDENT ACCOUNTANTS' REPORT



To the Shareholders and Board of Trustees of The Robertson Stephens Growth & Income Fund

In our opinion, the accompanying statement of net assets, including the schedules of net assets and of securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Growth & Income Fund (one of the series constituting The Robertson Stephens Investment Trust, hereinafter referred to as the "Fund") at December 31, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the period from July 12, 1995 (Commencement of Operations), through December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.


/s/ PRICE WATERHOUSE LLP

Price Waterhouse LLP
San Francisco, California
February 15, 1996

THE GROWTH & INCOME FUND ANNUAL RESULTS

SCHEDULE OF NET ASSETS


DECEMBER 31, 1995                                     SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS
-------------------------------------------------------------------------------
ALUMINUM - 0.9%
MAXXAM, Inc.(1)                                       35,000        $1,233,750
--------------------------------------------------------------------------------
                                                                     1,233,750
--------------------------------------------------------------------------------
BANKS - 6.3%
Bank of New York - Warrants(2), Expire 11/29/98       30,000         1,113,750
Commercial Federal Corporation                        50,000         1,887,500
Corestates Financial Corporation                      41,500         1,571,813
Mellon Bank Corporation                               27,500         1,478,125
Meridian Bancorp                                       5,000           232,500
Norwest Corporation                                   25,500           841,500
Premier Bancorp, Inc.                                 10,000           233,750
UJB Financial Corporation                             35,000         1,251,250
--------------------------------------------------------------------------------
                                                                     8,610,188
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.9%
Genzyme Corporation(1)                                28,500         1,777,687
Molecular Dynamics, Inc.(1)                          125,000           781,250
--------------------------------------------------------------------------------
                                                                     2,558,937

--------------------------------------------------------------------------------
BUSINESS SERVICES - 2.3%
Moore Corporation, Ltd.                               75,000         1,396,875
NuCO2, Inc.(1)                                        32,500           422,500
U.S. Office Products Company(1)                       60,000         1,365,000
--------------------------------------------------------------------------------
                                                                     3,184,375
--------------------------------------------------------------------------------
CLOTHING/RETAIL - 3.3%
Adidas AG, 144A                                       42,000         1,126,125
Sport-Haley, Inc.(1)                                  75,000           726,562
Vans, Inc.(1)                                        169,000         1,415,375
Warnaco Group, Inc., Class A                          50,000         1,250,000
--------------------------------------------------------------------------------
                                                                     4,518,062
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 3.0%
ADT, Ltd.(1)                                          70,000         1,050,000
CKS Group, Inc.(1)                                     2,500            97,500
Learning Tree International, Inc.(1)                  40,000           625,000
National Education Corporation(1)                    185,000         1,503,125
Prepaid Legal Services, Inc.(1)                       85,000           881,875
--------------------------------------------------------------------------------
                                                                     4,157,500
--------------------------------------------------------------------------------
COMPUTER HARDWARE & COMPONENTS - 2.4%
Seagate Technology, Inc.(1)                           30,000         1,425,000
Sun Microsystems, Inc.(1)                             31,500         1,437,188
Truevision, Inc.(1)                                   80,000           395,000
--------------------------------------------------------------------------------
                                                                     3,257,188
--------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY





                                                      Shares             Value
-------------------------------------------------------------------------------
COMPUTER SOFTWARE - 7.2%
--------------------------------------------------------------------------------
Adobe Systems, Inc.                                   27,000        $1,674,000
Citrix Systems, Inc.(1)                                5,100           165,750
Computervision Corporation                            90,000         1,383,750
Dialogic Corporation(1)                               35,000         1,347,500
Expert Software, Inc.(1)                              60,000           840,000
Informix Corporation(1)                               35,000         1,050,000
Oracle Corporation(1)                                 25,000         1,059,375
Project Software & Development, Inc.(1)               10,000           348,750
Secure Computing Corporation(1)                        4,500           252,000
Sybase, Inc.(1)                                       31,000         1,116,000
Vantive Corporation(1)                                30,000           675,000
--------------------------------------------------------------------------------
                                                                     9,912,125
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 0.6%
Estee Lauder Companies, Class A(1)                    23,000           802,125
--------------------------------------------------------------------------------
                                                                       802,125
--------------------------------------------------------------------------------
DATA PROCESSING SERVICES - 3.5%
Affiliated Computer Services, Inc., Class A(1)        50,000         1,875,000
Computer Management Sciences, Inc.(1)                 20,400           362,100
DST Systems, Inc.(1)                                  30,000           855,000
Reynolds & Reynolds Company                           43,000         1,671,625
--------------------------------------------------------------------------------
                                                                     4,763,725
--------------------------------------------------------------------------------
DATA TELECOMMUNICATIONS - 1.3%
Data Translation, Inc.(1)                            105,000         1,706,250
Sync Research, Inc.(1)                                 2,000            90,500
--------------------------------------------------------------------------------
                                                                     1,796,750
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS - 2.3%
Diebold, Inc.                                         24,000         1,329,000
ITI Technologies, Inc.(1)                             60,000         1,785,000
--------------------------------------------------------------------------------
                                                                     3,114,000
--------------------------------------------------------------------------------
ENERGY SERVICES - 5.7%
Diamond Offshore Drilling, Inc.(1)                    40,000         1,350,000
Falcon Drilling Company, Inc.(1)                      90,000         1,350,000
Halliburton Company                                   30,000         1,518,750
Kerr-McGee Corporation                                18,000         1,143,000
Schlumberger, Ltd.                                    18,000         1,246,500
Western Atlas, Inc.(1)                                25,000         1,262,500
--------------------------------------------------------------------------------
                                                                     7,870,750
--------------------------------------------------------------------------------
ENTERTAINMENT - 1.9%
National Gaming Corporation(1)                        57,500           682,812
Stratosphere Corporation(1)                          200,000         1,975,000
--------------------------------------------------------------------------------
                                                                     2,657,812
--------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

THE GROWTH & INCOME FUND ANNUAL RESULTS

                                                      SHARES             VALUE
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES - 0.7%
Continental Waste Industries, Inc.(1)                 87,500        $1,017,183
--------------------------------------------------------------------------------
                                                                     1,017,183
--------------------------------------------------------------------------------
FINANCIAL SERVICE - 2.8%
Federal Home Loan Mortgage Corporation                16,000         1,336,000
Federal National Mortgage Association                 12,500         1,551,563
Sirrom Capital Corporation                            50,000           943,750
--------------------------------------------------------------------------------
                                                                     3,831,313
--------------------------------------------------------------------------------
FOOD PROCESSING - 0.8%
Smithfield Foods, Inc.(1)                             35,000         1,111,250
--------------------------------------------------------------------------------
                                                                     1,111,250
--------------------------------------------------------------------------------
HEALTHCARE/HMO - 3.3%
American Oncology Resources, Inc.(1)                  15,000           729,375
Community Health Systems, Inc.(1)                     35,000         1,246,875
Mid Atlantic Medical Services, Inc.(1)                45,000         1,091,250
Oxford Health Plans, Inc.(1)                          13,500           997,313
Surgical Care Affiliates, Inc.                        12,500           425,000
--------------------------------------------------------------------------------
                                                                     4,489,813
--------------------------------------------------------------------------------
INSURANCE - 4.3%
GCR Holdings, Ltd.(1)                                 57,000         1,282,500
Lincoln National Corporation                          21,500         1,155,625
Prudential Reinsurance Holdings, Inc.                 65,000         1,519,375
W. R. Berkley Corporation                             35,000         1,881,250
--------------------------------------------------------------------------------
                                                                     5,838,750
--------------------------------------------------------------------------------
MANUFACTURING - 2.6%
Fleetwood Enterprises, Inc.                           67,000         1,725,250
Millipore Corporation                                 45,000         1,850,625
--------------------------------------------------------------------------------
                                                                     3,575,875
--------------------------------------------------------------------------------
MEDIA - 2.2%
Emmis Broadcasting Corporation(1)                     42,500         1,317,500
US West Media Group                                   40,000           760,000
United International Holdings, Inc., Class A(1)       62,500           921,875
--------------------------------------------------------------------------------
                                                                     2,999,375
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS & DEVICES - 3.6%
Dentsply International, Inc.                          32,000         1,280,000
Guidant Corporation                                   55,000         2,323,750
Ventritex, Inc.(1)                                    80,000         1,390,000
--------------------------------------------------------------------------------
                                                                     4,993,750
--------------------------------------------------------------------------------
Motor Vehicles and Parts Suppliers - 1.0%
Strattec Security Corporation(1)                      75,000         1,350,000
--------------------------------------------------------------------------------
                                                                     1,350,000
--------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY



--------------------------------------------------------------------------------
                                                      SHARES             VALUE
--------------------------------------------------------------------------------
NETWORK SYSTEMS - 4.6%
Bay Networks, Inc.(1)                                24,500$        $1,007,563
Cisco Systems, Inc.(1)                                20,000         1,492,500
Madge Networks N.V.(1)                                24,000         1,074,000
NetManage, Inc.(1)                                    61,000         1,418,250
NetStar, Inc.(1)                                      23,000           419,750
Newbridge Networks Corporation(1)                     20,000           827,500
--------------------------------------------------------------------------------
                                                                     6,239,563
--------------------------------------------------------------------------------
PHARMACEUTICALS - 4.9%
Alteon, Inc.(1)                                       25,000           403,125
Bergen Brunswig Corporation                           47,500         1,181,563
Biochem Pharma, Inc.(1)                               17,000           682,125
Martek Biosciences Corporation                        35,000           883,750
Matrix Pharmaceutical, Inc.(1)                        68,000         1,275,000
North American Biologicals, Inc.(1)                   71,100           764,325
Pharmacia & Upjohn, Inc.                              39,000         1,511,250
--------------------------------------------------------------------------------
                                                                     6,701,138
--------------------------------------------------------------------------------
REITs - 2.4%
Bay Apartment Communities, Inc.                       50,000         1,212,500
Hospitality Properties Trust                          30,000           802,500
Prime Residential, Inc.                               65,000         1,202,500
--------------------------------------------------------------------------------
                                                                     3,217,500
--------------------------------------------------------------------------------
RESTAURANTS - 1.2%
Consolidated Products, Inc.(1)                        71,000         1,047,250
Main Street & Main, Inc.(1)                          235,000           660,937
--------------------------------------------------------------------------------
                                                                     1,708,187
--------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 3.7%
IMC Global, Inc                                       36,000         1,471,500
Mississippi Chemical Corporation                      50,000         1,162,500
Monsanto Company                                      14,000         1,715,000
Vigoro Corporation                                    12,500           771,875
--------------------------------------------------------------------------------
                                                                     5,120,875
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 3.6%
Applied Digital Access, Inc.(1)                       75,000           881,250
Davox Corporation(1)                                  57,500           682,812
VTEL Corporation(1)                                   50,000           925,000
AT&T Corporation                                      18,000         1,165,500
MFS Communications Company(1)                            301            16,028
Sprint Corporation                                    30,000         1,196,250
--------------------------------------------------------------------------------
                                                                     4,866,840
--------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

THE GROWTH & INCOME FUND ANNUAL RESULTS

                                                        SHARES          VALUE
--------------------------------------------------------------------------------
TRANSPORTATION - 2.3%
Airborne Freight Corporation                             25,000     $  665,625
Atlantic Southeast Airlines, Inc.                        72,500      1,558,750
Canada National Railway Company                          64,500        967,500
--------------------------------------------------------------------------------
                                                                     3,191,875
--------------------------------------------------------------------------------
UTILITIES - 1.8%
Equitable Resources, Inc.                                42,500      1,328,125
US West Communications Group                             30,000      1,072,500
--------------------------------------------------------------------------------
                                                                     2,400,625
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 88.4% (Cost: $108,160,639)                   121,091,199
--------------------------------------------------------------------------------


                                                         SHARES          VALUE
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS
Energy - 0.9%
Enron Corporation, 6.25%, 12/13/98 Series                50,000      1,200,000
--------------------------------------------------------------------------------
                                                                     1,200,000
--------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS - 2.3%
Atlantic Richfield Company, 9%, 9/15/97 Series           40,000        940,000
Noble Drilling Company, $1.5 Series                      22,000        566,500
Westinghouse Electric Corporation, Pfd Series C, $1.30  100,000      1,650,000
--------------------------------------------------------------------------------
                                                                     3,156,500
--------------------------------------------------------------------------------
REAL ESTATE - 0.6%
Catellus Development Corporation, $3.625, Class B        22,000        880,000
--------------------------------------------------------------------------------
                                                                       880,000
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.4%
MFS Communications Company, 8%, 5/31/99 Series           10,000        486,875
--------------------------------------------------------------------------------
                                                                       486,875
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS - 4.2% (Cost: $5,496,837)         5,723,375
--------------------------------------------------------------------------------


                                                            PAR          VALUE
--------------------------------------------------------------------------------
CONVERTIBLE BONDS
Computer Hardware & Components - 0.4%
Telxon Corporation, 5.75%, Due 01/01/03                 500,000        537,500
--------------------------------------------------------------------------------
                                                                       537,500
--------------------------------------------------------------------------------
CONSUMER & SPECIALITY RETAIL - 0.9%
Staples, Inc. 144A, 4.50%, Due 10/01/00               1,200,000      1,200,000
--------------------------------------------------------------------------------
                                                                     1,200,000
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY


                                                                 PAR       VALUE
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS - 0.9%
Integrated Device Technology, Inc., 5.50%, Due 06/01/02      700,000    $570,500
Intermagnetics General Corporation, 5.75%, Due 09/15/03      500,000     690,000
--------------------------------------------------------------------------------
                                                                       1,260,500
--------------------------------------------------------------------------------
ENERGY - 0.9%
Box Energy Corporation, 8.25%, Due 12/01/02                  600,000     600,000
Cross Timbers Oil Company, 5.25%, Due 11/01/03               650,000     611,000
--------------------------------------------------------------------------------
                                                                       1,211,000
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 0.2%
Sandoz Capital, 144A, 2%, Due 10/06/02                       250,000     235,625
--------------------------------------------------------------------------------
                                                                         235,625
--------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES - 0.8%
Federated Department Stores, Inc., 5.0%, Due 10/01/03      1,100,000   1,097,250
--------------------------------------------------------------------------------
                                                                       1,097,250
--------------------------------------------------------------------------------
HOME BUILDING - 0.4%
Continental Homes Holding Corporation, 6.875%, Due 11/01/02  500,000     530,000
--------------------------------------------------------------------------------
                                                                         530,000
--------------------------------------------------------------------------------
IRON/STEEL - 0.3%
USX Corporation, 7.0%, Due 06/15/17                          500,000     476,250
--------------------------------------------------------------------------------
                                                                         476,250
--------------------------------------------------------------------------------
PRECIOUS METALS - 0.3%
Coeur d'Alene Mines Corporation, 6.375%, Due 01/31/04        500,000     473,750
--------------------------------------------------------------------------------
                                                                         473,750
--------------------------------------------------------------------------------
TRANSPORTATION - 0.4%
Reno Air, Inc. 144A, 9.0%, Due 09/30/02                      500,000     485,000
--------------------------------------------------------------------------------
                                                                         485,000
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS - 5.5% (Cost: $7,303,573)                      7,506,875
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.1% (Cost: $120,961,049)                       134,321,449
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
--------------------------------------------------------------------------------
Cash                                                                         122
Repurchase Agreement                                                   2,077,000
     State Street Bank and Trust Company, 5.0%, dated 12/29/95, due 01/02/96 maturity value, $2,078,154 (collateralized by
     $1,611,000 par value U.S. Treasury Notes, 8.75%, due 05/15/17)
--------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 1.5%                                 2,077,122


The accompanying notes are an integral part of these financial statements.

THE GROWTH & INCOME FUND ANNUAL RESULTS

--------------------------------------------------------------------------------
DEPOSITS WITH BROKERS AND CUSTODIAN BANK FOR SECURITIES SOLD SHORT
--------------------------------------------------------------------------------
Cash                                                              $     64,375
Repurchase Agreement (Segregated)                                    1,700,000
        State Street Bank and Trust Company, 5.0%,
        dated 12/29/95, due 01/02/96 maturity value,
        $1,700,944 (collateralized by $1,319,000
        par value U.S. Treasury Notes, 8.75%, due 05/15/17)
--------------------------------------------------------------------------------
TOTAL DEPOSITS WITH BROKERS AND CUSTODIAN BANK
        FOR SECURITIES SOLD SHORT - 1.3%                              1,764,375


--------------------------------------------------------------------------------
RECEIVABLE FROM BROKERS FOR SECURITIES SOLD SHORT - 1.0%              1,312,937
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITIES SOLD SHORT - (0.9) % (Proceeds: $1,312,937)               (1,267,125)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER LIABILITIES, NET - (1.0)%                                      (1,306,792)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                         $ 136,901,966
--------------------------------------------------------------------------------

(1)Non-income-producing security.
(2)See Note 4.e. of Notes to Financial statements.



SCHEDULE OF SECURITIES SOLD SHORT


DECEMBER 31, 1995                                       SHARES            VALUE
--------------------------------------------------------------------------------
COMPUTER SOFTWARE-(0.6)%
Netscape Communications, Inc.                            6,000       $  834,000
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT-(0.3)%
Applied Materials, Inc.                                 11,000          433,125


--------------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT-(0.9)%(Procceds:$1,312,937)              $1,267,125
--------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY



STATEMENT OF NET ASSETS



DECEMBER 31, 1995
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (Cost: $120,961,049)                       $ 134,321,449
Cash and cash equivalents                                            2,077,122
Deposits with brokers and custodian bank
    for securities sold short                                        1,764,375
Receivable for investments sold                                      2,147,005
Receivable from brokers for securities sold short                    1,312,937
Receivable for fund shares subscribed                                  937,174
Dividends/interest receivable                                          233,834
--------------------------------------------------------------------------------
TOTAL ASSETS                                                       142,793,896



--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Securities sold short (Proceeds: $1,312,937)                         1,267,125
Payable for investments purchased                                    4,103,136
Payable for fund shares redeemed                                       302,007
Accrued expenses                                                       217,547
Payables, other                                                          2,115
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                    5,891,930
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                 $ 136,901,966
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital                                                    126,943,354
Accumulated net realized loss from investments                      (3,511,975)
Accumulated net realized gain from securities sold short                64,375
Net unrealized appreciation on investments                          13,360,400
Net unrealized appreciation on securities sold short                    45,812
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                 $ 136,901,966
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PRICING OF SHARES:                                               $       11.24
     Net Asset Value, offering and redemption price per share
     (net assets of $136,901,966 applicable to 12,183,332 shares of beneficial interest outstanding with no par value)
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE GROWTH & INCOME FUND ANNUAL RESULTS



STATEMENT OF OPERATIONS



FOR THE PERIOD FROM 7/12/95
(COMMENCEMENT OF OPERATIONS)
THROUGH 12/31/95


--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $   328,706
Dividends (Net of foreign tax withheld of $3,172)                      482,644
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                811,350


--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment advisory fees                                               415,116
Distribution fees                                                      103,780
Administrative fees                                                    103,780
Custodian and transfer agent fees                                       73,989
Professional fees                                                       34,977
Registration and filing fees                                            28,460
Shareholder reports                                                     17,348
Organizational costs                                                    15,520
Trustees' fees and expenses                                             11,249
Other                                                                   12,255
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                         816,474


--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                     (5,124)


--------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED
     APPRECIATION/(DEPRECIATION) ON INVESTMENTS
Net realized loss from investments                                  (3,511,975)
Net realized gain from securities sold short                            64,375
Net change in unrealized appreciation on investments                13,360,400
Net change in unrealized appreciation on securities sold short          45,812
-------------------------------------------------------------------------------
TOTAL NET REALIZED LOSS AND UNREALIZED APPRECIATION ON INVESTMENTS   9,958,612


--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 9,953,488
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

STATEMENT OF CHANGES IN NET ASSETS



FOR THE PERIOD FROM 7/12/95
(COMMENCEMENT OF OPERATIONS)
THROUGH 12/31/95
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                                               $     (5,124)
Net realized loss from investments                                  (3,511,975)
Net realized gain from securities sold short                            64,375
Net change in unrealized appreciation on investments                13,360,400
Net change in unrealized appreciation on securities sold short          45,812
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 9,953,488


--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
Realized gains on investments                                                -
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                          -


--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets resulting
      from capital share transactions                              126,948,478
--------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                   126,948,478


--------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                       136,901,966
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                                          0
End of period                                                     $136,901,966
--------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

THE GROWTH & INCOME FUND ANNUAL RESULTS



FINANCIAL HIGHLIGHTS



FOR A SHARE OUTSTANDING                                           PERIOD ENDED
THROUGHOUT EACH PERIOD:                                            12/31/95(1)
--------------------------------------------------------------------------------
Net Asset Value, beginning of period                                    $10.00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Net investment loss                                                       0.00

Net realized gain and unrealized appreciation from investments            1.24
--------------------------------------------------------------------------------
Total Increase in Net Assets Resulting From Operations                    1.24


--------------------------------------------------------------------------------
Distribution from realized gains on investments                           0.00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $11.24
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL RETURN                                                            12.40%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net Assets, end of period                                         $136,901,966
Ratio of Expenses to Average Net Assets                                  1.94%
Ratio of Net Investment Loss to Average Net Assets                     (0.01)%
Portfolio Turnover Rate                                                    97%
--------------------------------------------------------------------------------


(1)The Fund commenced operations on 7/12/95.


Per-share data for each period has been determined by using the average number of shares outstanding throughout each period.
Ratios, except for total return and portfolio turnover rate, have been annualized.


The accompanying notes are an integral part of these financial statements.

                                                 ROBERTSON, STEPHENS & COMPANY

NOTES TO FINANCIAL STATEMENTS

The Robertson Stephens Growth & Income Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on July 12, 1995. The Trust offers nine series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Robertson Stephens Contrarian Fund, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Robertson Stephens Information Age Fund, The Robertson Stephens Global Natural Resources Fund, and The Robertson Stephens Global Low-Priced Stock Fund. The assets for each series are segregated and accounted for separately.

The Growth & Income Fund, for book and tax purposes, has a calendar (12/31) year-end. These financial statements reflect operations for the period from July 12, 1995 (Commencement of Operations), through December 31, 1995.

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES:
The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. INVESTMENT VALUATIONS:
Marketable securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. At December 31, 1995, 99.5% of the Fund's portfolio was valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. At December 31, 1995, approximately 0.5% of the Fund's long portfolio was valued using these guidelines and procedures.

B. REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Advisor to have satisfactory creditworthiness.

C. FEDERAL INCOME TAXES:
The Fund has made no provision for federal income tax for the period from July 12, 1995 (Commencement of Operations) through December 31, 1995. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

D. SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased and sold (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

E. INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

THE GROWTH & INCOME FUND ANNUAL RESULTS

NOTES TO FINANCIAL STATEMENTS

F. CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.


NOTE 2  CAPITAL SHARES:

A. TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the period from July 12, 1995 (Commencement of Operations) through December 31, 1995 were as follows:


7/12/95 - 12/31/95                          SHARES                      AMOUNT
--------------------------------------------------------------------------------
Shares sold                             14,440,164                $150,810,508
Share reinvested                                 0                           0
--------------------------------------------------------------------------------
                                        14,440,164                 150,810,508

-------------------------------------------------------------------------------
Shares redeemed                         (2,256,832)                (23,862,030)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net increase                            12,183,332                $126,948,478
--------------------------------------------------------------------------------

NOTE 3  TRANSACTIONS WITH AFFILIATES:

A. ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson, Stephens & Company Investment Management, L.P. ("RSIM"), an investment advisory fee and an administrative services fee calculated respectively at an annual rate of 1.00% and 0.25% of the average daily net assets of the Fund. For the period from July 12, 1995 (Commencement of Operations), through December 31, 1995, the Fund incurred investment advisory fees and administrative fees of $415,116 and $103,780, respectively. RSIM has agreed to reimburse the Fund for any annual operating expenses, including investment advisory fees, but excluding distribution fees which exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. At December 31, 1995, there was no expected reimbursement of advisory fees and other expenses.

B. AFFILIATED PERSONS:
Certain officers and Trustees of the Fund are also Members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the parent of Robertson, Stephens & Company LLC (RS & Co.), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. John L. Wallace, Portfolio Manager, is a Member of RS Group. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

C. COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $11,249 for the period from July 12, 1995 (Commencement of Operations) through December 31, 1995.

D. DISTRIBUTION FEES:
The Fund has entered into an agreement with RS & Co., for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is reviewed and approved annually by the Fund's Board of Trustees. Under this Plan, RS & Co. is compensated for services in such capacity including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the period from July 12, 1995 (Commencement of Operations) through December 31, 1995, the Fund incurred distribution fees of $103,780.

                                                 ROBERTSON, STEPHENS & COMPANY



E. BROKERAGE COMMISSIONS:
RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the period from July 12, 1995 (Commencement of Operations), through December 31, 1995, the Fund paid brokerage commissions of $49,415 to RS & Co., which represented 18% of total commissions paid for the period.

NOTE 4 INVESTMENTS:

A. PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding securities sold short and short-term investments) measured as a percentage of the Fund's average monthly investment portfolio for the period for the period from July 12, 1995 (Commencement of Operations) through December 31, 1995, was 97%.

B. TAX BASIS OF INVESTMENTS:
At December 31, 1995, the cost of investments for federal income tax purposes was $122,418,733. Accumulated net unrealized appreciation on investments was $13,261,465 consisting of gross unrealized appreciation and depreciation of $15,555,488 and $(2,294,023), respectively.

C. INVESTMENT PURCHASES AND SALES:
For the period from July 12, 1995 (Commencement of Operations), through December 31, 1995, the cost of investments purchased and the proceeds from investments sold (excluding securities sold short and short-term investments) were $213,718,729 and $89,250,840, respectively.


D. SHORT SALES:
Short sales are transactions in which the Fund sells a security it does not want, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash and/or U.S. government securities sufficient to collateralize its obligation on the short positions. The Fund may also sell short against the box (i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the security which is sold short). If the Fund enters into a short sale against the box, it will hold an equivalent amount of the securities to cover its position while the short sale is outstanding. The Fund limits the value of short sale positions (excluding short sales "against the box") to 25% of the Fund's total assets. At December 31, 1995, the Fund had 0.8% of its total assets in short positions. For the period from July 12, 1995 (Commencement of Operations) through December 31, 1995, the cost of investments purchased to cover short sales and proceeds from investments sold short were $205,625 and $1,582,937, respectively.

E. WARRANTS:
A warrant is an option which normally entitles the holder to purchase a proportionate amount of a particular class of the issuer's securities at a predetermined price during a specific period.

The Bank of New York Warrants held by the Fund at December 31, 1995, were valued at the last sale price on the principal exchange or market on which they are traded, or, if there were no sales that day, at the mean between the closing bid and asked prices.

THE INFORMATION AGE FUND ANNUAL RESULTS

Independent Accountants' Report


To the Shareholders and Board of Trustees of The Robertson Stephens Information Age Fund

In our opinion, the accompanying statement of net assets, including the schedule of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Information Age Fund (one of the series constituting The Robertson Stephens Investment Trust, hereinafter referred to as the "Fund") at December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the period from November 15, 1995 (Commencement of Operations), through December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.


/s/Price Waterhouse LLP
Price Waterhouse LLP
San Francisco, California
February 15, 1996

THE INFORMATION AGE FUND ANNUAL RESULTS

Schedule of Net Assets


DECEMBER 31, 1995                                        SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------
COMPUTER HARDWARE & COMPONENTS - 11.7%
Adaptec, Inc.                                            15,000     $    615,000
Compaq Computer Corporation                              18,000          864,000
Gateway 2000, Inc.                                       20,000          490,000
Seagate Technology, Inc.                                 20,000          950,000
Sun Microsystems, Inc.                                   20,000          912,500
--------------------------------------------------------------------------------
                                                                       3,831,500
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMPUTER SOFTWARE - 22.9%
Adobe Systems Incorporated(1)                            15,000          930,000
Cadence Design Systems, Inc.                             15,000          630,000
FTP Software, Inc.                                       30,000          870,000
HNC Software, Inc.                                       10,000          477,500
Informix Corporation                                     30,000          900,000
Microsoft Corporation                                     9,500          833,625
Objective Systems Integrators, Inc.                       1,300           71,175
Oracle Corporation                                       20,000          847,500
Parametric Technology, Inc.                              15,000          997,500
Progress Software Corporation                            10,000          375,000
Symantec Corporation                                     25,000          581,250
--------------------------------------------------------------------------------
                                                                       7,513,550
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NETWORK SYSTEMS - 11.1%
ALANTEC Corporation                                      20,000        1,165,000
Bay Networks, Inc.                                       21,750          894,469
PairGain Technologies, Inc.                              10,000          547,500
Shiva Corp.                                              10,000          727,500
UUNET Technologies, Inc.                                  5,000          315,000
--------------------------------------------------------------------------------
                                                                       3,649,469
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
DATA COMMUNICATIONS - 5.6%
Ascend Communications, Inc.                              10,000          811,250
Cabletron Systems, Inc.                                  12,500        1,012,500
--------------------------------------------------------------------------------
                                                                       1,823,750
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 3.6%
3Com Corporation                                         25,500        1,188,938
--------------------------------------------------------------------------------
                                                                       1,188,938
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

                                                         SHARES            VALUE
--------------------------------------------------------------------------------
DATA TELECOMMUNICATIONS - 7.3%
Cisco Systems, Inc.                                      15,000     $  1,119,375
DSC Communications Corporation                           15,000          553,125
Stratacom, Inc.(1)                                       10,000          735,000
--------------------------------------------------------------------------------
                                                                       2,407,500
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT - 5.1%
Applied Materials, Inc.                                  15,000          590,625
KLA Instruments Corporation                              12,500          325,781
Lam Research Corporation                                  5,000          228,750
Novellus Systems, Inc.                                    5,000          270,000
Ultratech Stepper, Inc.                                  10,000          257,500
--------------------------------------------------------------------------------
                                                                       1,672,656
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEMICONDUCTORS - 7.6%
Altera Corporation                                       22,500        1,119,375
Analog Devices, Inc.                                     20,000          707,500
LSI Logic Corporation                                    20,000          655,000
--------------------------------------------------------------------------------
                                                                       2,481,875
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 5.5%
Cascade Communications Corporation                        6,000          511,500
Nokia Corporation, ADR(1),(2)                            15,000          583,125
QUALCOMM, Incorporated                                   15,000          645,000
Westell Technologies, Inc.                                2,600           65,325
--------------------------------------------------------------------------------
                                                                       1,804,950
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 1.7%
ADC Telecommunications                                   15,000          547,500
--------------------------------------------------------------------------------
                                                                         547,500
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES - 1.6%
MFS Communications Company, Inc.                         10,000          532,500
--------------------------------------------------------------------------------
                                                                         532,500
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TECHNOLOGY/NETWORK SYSTEMS - 1.2%
Synopsys, Inc.                                           10,000          380,000
--------------------------------------------------------------------------------
                                                                         380,000
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

THE INFORMATION AGE FUND ANNUAL RESULTS

DECEMBER 31, 1995                                        SHARES            VALUE
--------------------------------------------------------------------------------
CONSUMER & SPECIALTY RETAIL - 1.9%
CompUSA, Inc.                                            20,000     $    622,500
--------------------------------------------------------------------------------
                                                                         622,500
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 1.7%
America Online, Inc.                                     15,000          562,500
--------------------------------------------------------------------------------
                                                                         562,500
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CONSUMER SOFTWARE - 2.1%
Intuit, Inc.                                              9,000          702,000
--------------------------------------------------------------------------------
                                                                         702,000
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 90.6% (Cost: $29,423,102)                       29,721,188
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WARRANTS
--------------------------------------------------------------------------------
Intel Corp. - Warrants(3), Expire 3/14/98                20,000          535,000
--------------------------------------------------------------------------------
TOTAL WARRANTS - 1.6% (Cost: $577,500)                                   535,000
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 92.2% (Cost: $30,000,602)                         30,256,188
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
--------------------------------------------------------------------------------
Cash                                                                         500
Repurchase Agreement
     State Street Bank and Trust Company, 5.00%,
     dated 12/29/95, due 1/02/96, maturity value
     $2,071,725 (collateralized by $1,605,000 par
     value U.S. Treasury Notes, 8.75%, due 05/15/17)                   2,070,000
--------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 6.3%                                 2,070,500


--------------------------------------------------------------------------------
OTHER ASSETS, NET - 1.5%                                                 498,948
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100%                                             $ 32,825,636
--------------------------------------------------------------------------------

(1) Income-producing security.
(2) ADR -- American Depository Receipts.
(3) See 4.e. in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

Statement of Net Assets

FOR THE PERIOD FROM 11/15/95
(COMMENCEMENT OF OPERATIONS)
THROUGH 12/31/95
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (Cost: $30,000,602)                          $ 30,256,188
Cash and cash equivalents                                             2,070,500
Receivable for investments sold                                       1,493,250
Receivable for fund shares subscribed                                   927,454
Receivables, other                                                       33,350
--------------------------------------------------------------------------------
TOTAL ASSETS                                                         34,780,742


--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                     1,313,975
Payable for fund shares redeemed                                        581,621
Accrued expenses                                                         59,510
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                     1,955,106


--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $ 32,825,636
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital                                                      34,686,571
Accumulated net realized loss from investments                       (2,116,521)
Net unrealized appreciation on investments                              255,586
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $ 32,825,636
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PRICING OF SHARES:                                                 $       9.30
     Net Asset Value, offering and redemption price per share
     (Net assets of $32,825,636 applicable to 3,530,635 shares
     of beneficial interest outstanding with no par value)
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

THE INFORMATION AGE FUND ANNUAL RESULTS

Statement of Operations

FOR THE PERIOD FROM 11/15/95
(COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $     32,484
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  32,484


--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment advisory fees                                                 25,307
Custodian and transfer agent fees                                         7,032
Distribution fees                                                         6,327
Administrative fees                                                       6,327
Professional fees                                                         3,691
Shareholder reports                                                       2,901
Registration and filing fees                                              1,744
Trustees' fees and expenses                                               1,120
Other                                                                     1,046
Organizational expense                                                      500
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                           55,995


--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                     (23,511)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
REALIZED GAIN/LOSS AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS
--------------------------------------------------------------------------------
Net realized loss from investments                                   (2,116,521)
Net change in unrealized appreciation on investments                    255,586
--------------------------------------------------------------------------------
TOTAL NET REALIZED LOSS AND UNREALIZED APPRECIATION ON INVESTMENTS   (1,860,935)


--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (1,884,446)
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

Statement of Changes in Net Assets

FOR THE PERIOD FROM 11/15/95
(COMMENCEMENT OF OPERATIONS)
THROUGH 12/31/95
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                                                $    (23,511)
Net realized loss from investments                                   (2,116,521)
Net change in unrealized appreciation on investments                    255,586
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 (1,884,446)


--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
Net investment income                                                         -
Realized gains on investments                                                 -
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                           -


--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets resulting from capital share
transactions                                                         34,710,082
--------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                     34,710,082


--------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                         32,825,636
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of year                                                             0
End of year                                                        $ 32,825,636
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

THE INFORMATION AGE FUND ANNUAL RESULTS

Financial Highlights

FOR A SHARE OUTSTANDING                                             PERIOD ENDED
THROUGHOUT THE PERIOD:                                              12/31/95(1)
--------------------------------------------------------------------------------
Net Asset Value, beginning of period                                $     10.00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Net investment loss                                                       (0.01)
Net realized loss and unrealized appreciation on investments              (0.69)
--------------------------------------------------------------------------------
Total decrease in net assets resulting from operations                    (0.70)


--------------------------------------------------------------------------------
Distributions from net investment income                                      -
Distributions from realized gain on investments                               -
--------------------------------------------------------------------------------
Total Distributions                                                           -


--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $      9.30
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL RETURN                                                            (7.00)%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net Assets, end of period                                           $32,825,636
Ratio of Expenses to Average Net Assets                                   2.13%
Ratio of Net Investment Loss to Average Net Assets                      (0.89)%
Portfolio Turnover Rate                                                     89%
--------------------------------------------------------------------------------

(1)The Fund commenced operations on 11/15/95.

Per-share data for each of the periods has been determined by using the average number of shares outstanding throughout each period.

Ratios, except for total return and portfolio turnover rate, have been annualized.

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

Notes to Financial Statements


The Robertson Stephens Information Age Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on November 15, 1995. The Trust offers nine series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Robertson Stephens Contrarian Fund, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Robertson Stephens Information Age Fund, The Robertson Stephens Global Natural Resources Fund, and The Robertson Stephens Global Low-Priced Stock Fund. The assets for each series are segregated and accounted for separately.

The Information Age Fund, for book and tax purposes, has a calendar (12/31) year-end. These financial statements reflect operations for the period from November 15, 1995 (Commencement of Operations), through December 31, 1995.

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES:
The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a.   INVESTMENT VALUATIONS:
Marketable securities including options are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. At December 31, 1995, 100% of the Fund's portfolio was valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. At December 31, 1995, no security of the Fund was valued using these guidelines and procedures.

As its normal course of business, the Fund has invested a significant portion of its assets in companies within a number of industries in the technology and telecommunications sectors. Accordingly, the performance of the Fund may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

b.   REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Advisor to have satisfactory creditworthiness.

c.   FEDERAL INCOME TAXES:
The Fund has made no provisions for federal income tax for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

THE INFORMATION AGE FUND ANNUAL RESULTS

d.   SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased, sold, or sold short (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e.   INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

f.   CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.

NOTE 2  CAPITAL SHARES:

a.   TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995 were as follows:


11/15/95 - 12/31/95                                   SHARES             AMOUNT
--------------------------------------------------------------------------------
Shares sold                                        3,937,648       $ 38,546,017
--------------------------------------------------------------------------------
                                                   3,937,648         38,546,017

--------------------------------------------------------------------------------
Shares redeemed                                     (407,013)        (3,835,935)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Net increase                                       3,530,635       $ 34,710,082
--------------------------------------------------------------------------------

NOTE 3  TRANSACTIONS WITH AFFILIATES:

a.   ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson, Stephens & Company Investment Management, L.P. ("RSIM") an investment advisory fee and an administrative services fee calculated respectively at an annual rate of 1.00% and 0.25% of the average daily net assets of the Fund. For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the Fund incurred investment advisory fees and administrative fees of $25,307 and $6,327, respectively. RSIM has agreed to reimburse the Fund for any annual operating expenses, including investment advisory fees, but excluding distribution fees that exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. At December 31, 1995, there was no expected reimbursement of advisory fees and other expenses.

b.   AFFILIATED PERSONS:
Certain officers and Trustees of the Fund are also Members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the parent of Robertson, Stephens & CompanyLLC (RS & Co.), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. Ronald E. Elijah, Portfolio Manager, is a Member of RS Group. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

                                                   ROBERTSON, STEPHENS & COMPANY

c.   COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $1,120 for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995.

d.   DISTRIBUTION FEES:
The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distirbution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the Fund incurred distribution fees of $6,327.

e.   BROKERAGE COMMISSIONS:
RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the Fund paid brokerage commissions of $5,200 to RS & Co., which represented 25% of total commissions paid for the period.

NOTE 4  INVESTMENTS:

a.   PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding short-term investments) measured as a percentage of the Fund's average monthly investment portfolio for the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, was 89%.

b.   TAX BASIS OF INVESTMENTS:
At December 31, 1995, the cost of investments for federal income tax purposes was $30,721,627. Accumulated net unrealized depreciation on investments was $(465,439), consisting of gross unrealized appreciation and depreciation of $1,169,474 and $(1,634,913), respectively.

c.   INVESTMENT PURCHASES AND SALES:
For the period from November 15, 1995 (Commencement of Operations) through December 31, 1995, the cost of investments purchased and the proceeds from investments sold (excluding short-term investments) were $46,256,105 and $14,138,982, respectively.

d. WARRANTS: A warrant is an option which normally entitles the holder to purchase a proportionate number of a particular class of the issuer's securities at a predetermined price during a specific period.

The Intel Corp. Warrants held by the Fund at December 31, 1995, were valued at the last sale price on the principal exchange or market on which they are traded, or, if there were no sales that day, at the mean between the closing bid and asked prices.

THE PARTNERS FUND ANNUAL RESULTS



INDEPENDENT ACCOUNTANTS' REPORT


To the Shareholders and Board of Trustees of The Robertson Stephens Partners
Fund:

In our opinion, the statement of net assets, including the schedules of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Partners Fund (one of the series constituting The Robertson Stephens Investment Trust, hereinafter referred to as the "Fund") at December 31, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the period from July 12, 1995 (Commencement of Operations), through December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.


/s/  Price Waterhouse LLP
Price Waterhouse LLP
San Francisco, California
February 15, 1996

THE PARTNERS FUND ANNUAL RESULTS

SCHEDULE OF NET ASSETS


DECEMBER 31, 1995                       SHARES                   VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCKS
ALUMINUM -- 7.7%
Kaiser Aluminum Corporation             20,000              $    260,000
MAXXAM, Inc.                             9,000                   317,250
------------------------------------------------------------------------
                                                                 577,250
------------------------------------------------------------------------

AUTOMOBILE PARTS/EQUIPMENT -- 1.6%
Wescast Industries, Inc., Class A(1)    12,500                   120,312
------------------------------------------------------------------------
                                                                 120,312
------------------------------------------------------------------------

Construction/Infrastructure -- 6.0%
American Buildings Company              20,000                   450,000
------------------------------------------------------------------------
                                                                 450,000
------------------------------------------------------------------------

CONSUMER & BUSINESS SERVICES -- 10.9%
Barefoot, Inc.(1)                       11,000                   115,500
Harper Group(1)                         18,000                   319,500
Pittston Services Group(1)              12,000                   376,500
------------------------------------------------------------------------
                                                                 811,500
------------------------------------------------------------------------

ENERGY -- 20.8%
Aztec Resources, Ltd.                   29,000                    47,785
Berkley Petroleum Corporation           50,000                   302,087
CS Resources                            10,000                    72,318
Canadian 88 Energy Corporation         209,300                   343,341
Canadian Conquest Exploration, Inc.    475,000                   372,208
Discovery West Corporation              49,400                   148,327
New Cache Petroleums, Ltd.              46,200                   142,102
Nugas, Ltd.                             50,000                    77,627
Olympia Energy, Inc., Class A           75,000                    42,841
------------------------------------------------------------------------
                                                               1,548,636
------------------------------------------------------------------------
ENERGY SERVICES -- 7.9%
EnServ Corporation                      14,000              $    120,469
Veritas Energy Services, Inc.           85,000                   466,862
------------------------------------------------------------------------
                                                                 587,331


The accompanying notes are integral part of these financial statements.

                                                  ROBERTSON, STEPHENS & COMPANY

                                        SHARES                   VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MANUFACTURING -- 2.5%
Gardner Denver Machinery, Inc.          10,000                   190,000
------------------------------------------------------------------------
                                                                 190,000
------------------------------------------------------------------------

REAL ESTATE -- 5.6%
Catellus Development Corporation        70,000                   420,000
------------------------------------------------------------------------
                                                                 420,000
------------------------------------------------------------------------

OTHER COMMON STOCK-0.1%                    600                     6,450
------------------------------------------------------------------------
                                                                   6,450
------------------------------------------------------------------------
TOTAL COMMON STOCKS-63.1% (COST: $4,535,499)                   4,711,479

------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
Cash                                                                 142
Federal Mortgage Corporation Discount Note, 5.65%, 01/04/95    1,799,152
Repurchase Agreement                                           1,665,000
     State Street Bank and Trust Company, 5.00%, 12/29/95
     due 01/2/96, maturity value $1,665,925 (collateralized
     by $1,290,000 par value U.S. Treasury Notes, 8.75%,
     due 05/15/17)
------------------------------------------------------------------------

TOTAL CASH AND CASH EQUIVALENTS -- 46.3%                       3,464,294
------------------------------------------------------------------------
------------------------------------------------------------------------
OTHER LIABILITIES, NET - (9.4%)                                 (695,429)
------------------------------------------------------------------------
------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                   $  7,480,344
------------------------------------------------------------------------
------------------------------------------------------------------------

(1) Income-producing security.


The accompanying notes are an integral part of these financial statements.

THE PARTNERS FUND ANNUAL RESULTS




STATEMENT OF NET ASSETS

                                                               DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ASSETS

Investments, at value (Cost: $4,535,499)                        $    4,711,479
Cash and cash equivalents                                            3,464,294
Receivable for investments sold                                        378,000
Receivable for fund shares subscribed                                   10,050
Receivable from Adviser                                                 93,846
Dividends/interest receivable                                              694
--------------------------------------------------------------------------------
TOTAL ASSETS                                                         8,658,363
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                    1,141,652
Accrued expenses                                                        36,367
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                    1,178,019

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                $    7,480,344
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF
Paid-in capital                                                      7,248,887
Accumulated undistributed net investment income                         46,395
Accumulated net realized gain from investments                          36,775
Accumulated net realized loss from options                            (27,693)
Net unrealized appreciation on investments                             175,980
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                $    7,480,344
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PRICING OF SHARES:                                              $        10.39
    Net Asset Value, offering and redemption price per share (net assets of $7,480,344 applicable to 720,218 shares of beneficial interest outstanding with no par value)



The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

STATEMENT OF OPERATIONS


FOR THE PERIOD 7/12/95
(COMMENCEMENT OF OPERATIONS)
THROUGH 12/31/95
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend Income                                                     $      692
Interest                                                               129,179

TOTAL INVESTMENT INCOME                                                129,871


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment advisory fees                                                42,710
Organizational expenses                                                 32,420
Professional fees                                                       28,841
Custodian and transfer agent fees                                       20,574
Shareholder reports                                                     20,254
Trustees' fees and expenses                                             11,251
Registration and filing fees                                             9,441
Distribution fees                                                        8,542
Other                                                                    3,289
--------------------------------------------------------------------------------
Total Expenses                                                         177,322
Less: Reimbursement from Adviser                                       (93,846)
TOTAL EXPENSES, NET                                                     83,476
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   46,395


-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS AND OPTIONS

Net realized gain from investments                                      36,775
Net realized loss from options                                         (27,693)
Net change in unrealized appreciation on investments                   175,980
TOTAL NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS     185,062

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $    231,457


The accompanying notes are an integral part of these financial statements.

THE PARTNERS FUND ANNUAL RESULTS

STATEMENT OF CHANGES IN NET ASSETS



FOR THE PERIOD FROM 7/12/95
(COMMENCEMENT OF OPERATIONS)
THROUGH 12/31/95
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                                $   46,395
Net realized gain from investments                                       36,775
Net realized loss from options                                          (27,693)
Net change in unrealized appreciation on investments                    175,980
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    231,457


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------
Net investment income
Realized gains on investments
-------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS

Net increase in net assets resulting from capital share transactions  7,248,887
-------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                      7,248,887


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


TOTAL INCREASE IN NET ASSETS                                          7,480,344
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                                           0
End of period                                                        $7,480,344
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY

FINANCIAL HIGHLIGHTS





FOR A SHARE OUTSTANDING                                           PERIOD ENDED
THROUGHOUT THE PERIOD:                                            12/31/95 (1)
--------------------------------------------------------------------------------
Net Asset Value, beginning of period                                    $10.00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Net investment income                                                     0.06
Net realized gain and unrealized appreciation on investments              0.33
--------------------------------------------------------------------------------

Total Increase in Net Assets Resulting From Operations                    0.39


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Distributions from net investment income                                     -

Distributions from realized gains on investments                             -
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                         $ 10.39
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL RETURN                                                              3.90%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net Assets, end of period                                          $ 7,480,344
Ratio of Expenses to Average Net Assets                                2.41%(2)
Ratio of Net Investment Income to Average Net Assets                   1.34%(2)
Portfolio Turnover Rate                                                     71%
--------------------------------------------------------------------------------



(1)The Fund commenced operations on 7/12/95.

(2)If the Fund had paid all of its expenses and there had been no reimbursement by the Adviser, the ratio of expenses to average net assets for the period ended December 31, 1995, would have been 5.12%, and the ratio of net investment loss to average net assets would have been (1.37)%

Per-share data has been determined by using the average number of shares outstanding throughout the period.

Ratios, except for total return and portfolio turnover rate, have been annualized.


The accompanying notes are an integral part of these financial statements.

THE PARTNERS FUND ANNUAL RESULTS

NOTES TO FINANCIAL STATEMENTS

The Robertson Stephens Partners Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a non-diversified, open-end management investment company. The Fund became effective to offer shares to the public on July 12, 1995. The Trust offers nine series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Robertson Stephens Contrarian Fund, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Robertson Stephens Information Age Fund, The Robertson Stephens Global Natural Resources Fund, and The Robertson Stephens Global Low-Priced Stock Fund. The assets for each series are segregated and accounted for separately.

The Partners Fund, for book and tax purposes, has a calendar (12/31) year-end. These financial statements reflect operations for the period from July 12, 1995 (Commencement of Operations), through December 31, 1995.

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES:
The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.   INVESTMENT VALUATIONS:

Marketable securities including options and foreign securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Foreign securities prices are generally denominated in foreign currencies. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of The London Stock Exchange prior to when the Fund's net asset value is next determined. At December 31, 1995, 100% of the Fund's long positions were valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use all available resources including quotations from market makers and fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which would have a significant impact on the value of a security. At December 31, 1995, 0% of the Fund's long positions were valued using these guidelines and procedures.


B.   REPURCHASE AGREEMENTS:

Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

C.   FEDERAL INCOME TAXES:

The Fund has made no provision for federal income tax for the period from July 12, 1995 (Commencement of Operations), through December 31, 1995. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

D.   SECURITIES TRANSACTIONS:

Securities transactions are accounted for on the date the securities are purchased and sold (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

E.   FOREIGN CURRENCY TRANSLATION:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign

                                                   ROBERTSON, STEPHENS & COMPANY

currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F.   INVESTMENT INCOME:

Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

G.   CAPITAL ACCOUNTS:

The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.

NOTE 2  CAPITAL SHARES:

A.   TRANSACTIONS:

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the period from July 12, 1995 (Commencement of Operations), through December 31, 1995 were as follows:


7/12/95 - 12/31/95       SHARES         AMOUNT
-----------------------------------------------
Shares sold              993,987   $ 10,001,278
Shares reinvested              -              -
-----------------------------------------------
                         993,987     10,001,278
-----------------------------------------------

Shares redeemed         (273,769)    (2,752,391)
------------------------------------------------
Net increase             720,218   $  7,248,887


NOTE 3    TRANSACTIONS WITH AFFILIATES:

A.   ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Fund's Board of Trustees, the Fund pays Robertson, Stephens & Company Investment Management, L.P. ("RSIM"), an investment advisory fee calculated at an annual rate of 1.25% of the average daily net assets of the Fund. For the period from July 12, 1995 (Commencement of Operations), through December 31, 1995, the Fund incurred investment advisory fees of $42,710. RSIM has agreed to reimburse the Fund for any annual operating expenses, including investment advisory fees but excluding distribution fees, which exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. For the period from July 12, 1995 (Commencement of Operations), through December 31, 1995, the Adviser agreed to reimburse $93,846 of its fees and other expenses.

B.   AFFILIATED PERSONS:

Certain officers and Trustees of the Fund are also Members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the parent of Robertson, Stephens & Company LLC (RS & Co.), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. Andrew P. Pilara, Jr., Portfolio Manager, is a Member of RS Group. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

C.   COMPENSATION OF TRUSTEES AND OFFICERS:

Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation

THE PARTNERS FUND ANNUAL RESULTS

NOTES TO FINANCIAL STATEMENTS

and reimbursement of expenses of $11,251 for the period from July 12, 1995 (Commencement of Operations) through December 31, 1995.

D.   DISTRIBUTION FEES:

The Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the period from July 12, 1995 (Commencement of Operations), through December 31, 1995, the Fund incurred distribution fees of $8,542.

E.   BROKERAGE COMMISSIONS:

RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the period from July 12, 1995 (Commencement of Operations), through December 31, 1995, the Fund paid brokerage commissions of $25 to RS & Co., which represented 0.1% of the total commissions paid for the period.

NOTE 4    INVESTMENTS:

A.   PORTFOLIO TURNOVER RATE:

The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding short-term investments), measured as a percentage of the Fund's average monthly investment portfolio for the period from July 12, 1995 (Commencement of Operations), through December 31, 1995, was 71%.

B.   TAX BASIS OF INVESTMENTS:
At December 31, 1995, the cost of investments for federal income tax purposes was $4,535,499. Accumulated net unrealized appreciation on investments was $175,980, consisting of gross unrealized appreciation and depreciation of $403,307 and $(227,327), respectively.

C.   INVESTMENT PURCHASES AND SALES:
For the period from July 12, 1995 (Commencement of Operations), through December 31, 1995, the cost of investments purchased and the proceeds from investments sold (excluding options and short-term investments) were $6,038,159 and $1,539,435, respectively.

D.   OPTIONS:
At December 31, 1995, the Fund had no hedge positions in put options.

E.   FOREIGN SECURITIES:
Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to, reevaluation of currencies, adverse political, social, and economic developments, and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets.

At December 31, 1995, the Fund had its largest concentrated foreign investments, worth 25% of the Fund's total assets, in Canada.

THE VALUE + GROWTH FUND ANNUAL RESULTS

Independent Accountants' Report

To the Shareholders and Board of Trustees of The Robertson Stephens Value + Growth Fund

In our opinion, the accompanying statement of net assets, including the schedule of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens Value + Growth Fund (one of the series constituting The Robertson Stephens Investment Trust, hereinafter referred to as the "Fund") at December 31, 1995, the results of its operations for the nine-month period then ended and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

/s/Price Waterhouse LLP
Price Waterhouse LLP
San Francisco, California
February 15, 1996

THE VALUE + GROWTH FUND ANNUAL RESULTS

Schedule of Net Assets


DECEMBER 31,1995                                          SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------
Biotechnology - 1.8%
Amgen, Inc.                                              350,000  $ 20,781,250
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                                                                    20,781,250
--------------------------------------------------------------------------------

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COMMUNICATIONS EQUIPMENT - 4.5%
3Com Corporation                                       1,100,000    51,287,500
--------------------------------------------------------------------------------
                                                                    51,287,500
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMPUTER HARDWARE & COMPONENTS - 13.4%
Adaptec, Inc.                                            368,000    15,088,000
Compaq Computer Corporation                              906,000    43,488,000
Dell Computer                                            380,000    13,157,500
Hewlett-Packard Company(1)                               390,000    32,662,500
Seagate Technology, Inc.                                 638,000    30,305,000
Sun Microsystems, Inc.                                   400,000    18,250,000
--------------------------------------------------------------------------------
                                                                   152,951,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMPUTER SOFTWARE - 12.5%
Adobe Systems Incorporated(1)                            312,000    19,344,000
Cadence Design Systems, Inc.                             690,000    28,980,000
Computer Sciences Corporation                            400,000    28,100,000
Microsoft Corporation                                    500,000    43,875,000
Parametric Technology Corporation                        340,000    22,610,000
--------------------------------------------------------------------------------
                                                                   142,909,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONSUMER & SPECIALTY RETAIL - 6.6%
CompUSA, Inc.                                            400,000    12,450,000
Nike, Inc.(1)                                            900,000    62,662,500
--------------------------------------------------------------------------------
                                                                    75,112,500
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONSUMER ELECTRONICS - 1.3%
Kemet Corporation                                        510,000    12,176,250
Vishay Intertechnology, Inc.                              82,300     2,592,450
--------------------------------------------------------------------------------
                                                                    14,768,700
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The accompanying notes are an integral part of these financial statements.

ROBERTSON, STEPHENS & COMPANY

                                                          SHARES         VALUE
--------------------------------------------------------------------------------
DATA TELECOMMUNICATIONS - 7.7%
Cabletron Systems, Inc.                                  595,000  $ 48,195,000
Cisco Systems, Inc.                                      530,000    39,551,250
--------------------------------------------------------------------------------
                                                                    87,746,250
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL SERVICES - 6.6%
Charles Schwab Corporation(1)                            821,900    16,540,737
First USA, Inc.(1)                                       184,000     8,165,000
Green Tree Financial Corporation(1)                      510,000    13,451,250
Household International, Inc.(1)                         385,000    22,763,125
MBNA Corporation(1)                                      250,000     9,218,750
Merrill Lynch & Company, Inc.(1)                         100,000     5,100,000
--------------------------------------------------------------------------------
                                                                    75,238,862
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 15.4%
Columbia/HCA Healthcare Corporation(1)                   500,000    25,375,000
Healthsource, Inc.                                     1,162,000    41,832,000
Horizon/CMS Healthcare Corporation                       100,000     2,525,000
Oxford Health Plans                                      630,000    46,541,250
PacifiCare Health Systems, Class B                        70,000     6,090,000
U.S. Healthcare, Inc.(1)                                 300,000    13,950,000
United Healthcare Corporation(1)                         545,000    35,697,500
Vencor, Inc.                                             100,000     3,250,000
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                                                                   175,260,750
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LODGING/RECREATION - 3.2%
Hospitality Franchise Systems, Inc.                      215,000    17,576,250
La Quinta Inns, Inc.(1)                                  235,000     6,433,125
Mirage Resorts, Inc.                                     350,000    12,075,000
--------------------------------------------------------------------------------
                                                                    36,084,375
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NETWORK SYSTEMS - 3.4%
Bay Networks                                             942,000    38,739,750
--------------------------------------------------------------------------------
                                                                    38,739,750
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The accompanying notes are an integral part of these financial statements.

THE VALUE + GROWTH FUND ANNUAL RESULTS

                                                          SHARES         VALUE
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT - 11.5%
Applied Materials, Inc.(1)                             1,410,000   $55,518,750
KLA Instruments Corporation                              547,400    14,266,613
Lam Research Corporation                                 424,200    19,407,150
Novellus Systems, Inc.                                   403,300    21,778,200
Teradyne, Inc.                                           788,600    19,715,000
--------------------------------------------------------------------------------
                                                                   130,685,713
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SEMICONDUCTORS - 8.4%
Altera Corporation                                       629,000    31,292,750
Atmel Corporation                                        365,000     8,166,875
Intel Corporation(1)                                     500,000    28,375,000
LSI Logic Corporation                                    300,000     9,825,000
Microchip Technology, Inc.                               454,200    16,578,300
VLSI Technology, Inc.                                     80,000     1,450,000
--------------------------------------------------------------------------------
                                                                    95,687,925
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.8%
Allen Group(1)                                           354,000     7,920,750
Frontier Corporation(1)                                  450,000    13,500,000
LCI International, Inc.                                  495,000    10,147,500
--------------------------------------------------------------------------------
                                                                    31,568,250
--------------------------------------------------------------------------------

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TOTAL INVESTMENTS - 99.1%(Cost: $948,763,109)                    1,128,821,825
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--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
--------------------------------------------------------------------------------
Cash                                                                       233
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Repurchase Agreement                                                16,544,000
   State Street Bank and Trust Company, 5.00%, dated 12/29/95, due 01/2/96, maturity value $16,553,191 (collateralized by $12,820,000 par value
   U.S. Treasury Notes, 8.75%, due 05/15/17)
--------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 1.4%                              16,544,233

--------------------------------------------------------------------------------
OTHER LIABILITIES, NET - (0.5)%                                      (5,214,891)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSESTS - 100%                                        $1,140,151,167
--------------------------------------------------------------------------------


(1) Income-producing security

The accompanying notes are an integral part of these financial statements.

                                                 ROBERTSON, STEPHENS & COMPANY

Statement of Net Assets


DECEMBER 31, 1995
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (Cost: $948,763,109)                    $ 1,128,821,825
Cash and cash equivalents                                          16,544,233
Receivable for investments sold                                        46,500
Receivable for fund shares subscribed                               5,695,678
Receivables, other                                                    417,093
--------------------------------------------------------------------------------
TOTAL ASSETS                                                    1,151,525,329
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                   2,023,749
Payable for fund shares redeemed                                    7,969,344
Accrued expenses                                                    1,381,069
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                  11,374,162

--------------------------------------------------------------------------------
TOTAL NET ASSETS                                               $1,140,151,167
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital                                                   986,869,159
Accumulated net realized loss from investments                     (26,776,708)
Net unrealized appreciation on investments                        180,058,716
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS                                               $1,140,151,167
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRICING OF SHARES:                                             $        22.66

    Net Asset Value, offering and redemption price per share
    (Net assets of $1,140,151,167 applicable to 50,318,588 shares of beneficial interest outstanding with no par value)
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

THE VALUE + GROWTH FUND ANNUAL RESULTS

Statement of Operations


NINE MONTHS ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign tax withheld of $21,089)                $   1,998,900
Interest                                                              1,143,886
Other Income                                                              6,776
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                               3,149,562

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment advisory fees                                              9,702,327
Custodian and transfer agent fees                                       834,156
Registration and filing fees                                            305,986
Interest expense                                                        148,037
Shareholder reports                                                     142,430
Professional fees                                                        79,985
Trustees' fees and expenses                                              41,401
Other                                                                    17,598
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                       11,271,920

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NET INVESTMENT LOSS                                                  (8,122,358)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS
--------------------------------------------------------------------------------
Net realized loss from investments                                  (25,249,381)
Net change in unrealized appreciation on investments                139,393,491
--------------------------------------------------------------------------------
TOTAL NET REALIZED LOSS AND UNREALIZED APPRECIATION ON INVESTMENTS  114,144,110

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $106,021,752
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                                                 ROBERTSON, STEPHENS & COMPANY

Statement of Changes in Net Assets


                                             NINE MONTHS ENDED     YEAR ENDED
                                                      12/31/95        3/31/95
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                               $  (8,122,358) $  (1,115,225)
Net realized loss from investments                  (25,249,381)    (1,344,592)
Net realized gain from options                                -        455,848
Net realized gain from securities sold short                  -         73,750
Net change in unrealized appreciation
  on investments                                    139,393,491     39,217,602
Net change in unrealized depreciation on
  securities sold short                                       -       (103,750)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                   106,021,752     37,183,633

--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
Realized gains on investments                                 -     (1,566,892)
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           -     (1,566,892)

--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets resulting from
  capital share transactions                        605,226,408    348,785,903
--------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                    605,226,408    348,785,903

--------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                        711,248,160    384,402,644
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of year                                   428,903,007     44,500,363
End of year                                      $1,140,151,167   $428,903,007
--------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

THE VALUE + GROWTH FUND ANNUAL RESULTS

Financial Highlights


FOR A SHARE OUTSTANDING                                             PERIOD ENDED       YEAR ENDED   YEAR ENDED   PERIOD ENDED
THROUGHOUT THE PERIOD:                                               12/31/95(2)         3/31/95      3/31/94     3/31/93(1)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                             $         18.25    $       13.56  $     11.94  $       10.00
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Net investment (loss)/income                                               (0.16)           (0.18)       (0.04)          0.12
Net realized gain and unrealized appreciation on investments                4.57             5.07         1.99           1.88
------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets resulting from operations                      4.41             4.89         1.95           2.00

------------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                       -                -        (0.03)         (0.06)
Distributions from realized gain on investments                                -            (0.20)       (0.30)             -
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                            -            (0.20)       (0.33)         (0.06)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $         22.66    $       18.25  $     13.56  $       11.94
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              24.16%           36.27%       16.32%         20.05%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                                        $ 1,140,151,167    $ 428,903,007  $44,500,363  $  17,833,350
Ratio of Expenses to Average Net Assets                                    1.45%            1.68%        1.55%(3)       1.33%(3)
Ratio of Net Investment (Loss)/Income to Average Net Assets              (1.04)%          (1.09)%       (0.51)%(3)      1.26%(3)
Portfolio Turnover Rate                                                     104%             232%         250%           210%
------------------------------------------------------------------------------------------------------------------------------

(1) From April 21, 1992 (Commencement of Operations) to 3/31/93.

(2) Represents a 9-month period then ended.

(3) If the Fund had paid all of its expenses and had received no reimbursement from the Adviser, the ratio of expenses to average net assets for the periods ended March 31, 1994 and March 31, 1993 would have been 2.35% and 2.71%, respectively, and the ratio of net investment income/(loss) to average net assets would have been (1.31)% and (0.12)%, respectively.

    Per-share data for each of the periods has been determined by using the average number of shares outstanding throughout each period.

    Ratios, except for total return and portfolio turnover rate, have been annualized.

The accompanying notes are an integral part of these financial statements.

                                                   ROBERTSON, STEPHENS & COMPANY


Notes to Financial Statements

The Robertson Stephens Value + Growth Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on May 12, 1992. Prior to the public offering, shares were offered in a private placement offering on April 21, 1992, at $10 per share, to sophisticated investors under Section 4(2) of the Securities Act of 1933. The Trust offers nine series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Robertson Stephens Contrarian Fund, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Robertson Stephens Information Age Fund, The Robertson Stephens Global Natural Resources Fund, and The Robertson Stephens Global Low-Priced Stock Fund. The assets for each series are segregated and accounted for separately.

The Value + Growth Fund, for book and tax purposes, has a calendar (12/31) year-end. These financial statements reflect operations for a nine-month period.

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES:
The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a.  INVESTMENT VALUATIONS:
Marketable securities including options are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. At December 31, 1995, 100% of the Fund's portfolio was valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. At December 31, 1995, no security of the Fund was valued using these guidelines and procedures.

As its normal course of business, the Fund has invested a significant portion of its assets in companies within a number of industries in the technology and telecommunications sectors. Accordingly, the performance of the Fund may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

b.  REPURCHASE AGREEMENTS:
Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

THE VALUE + GROWTH FUND ANNUAL RESULTS

c.  FEDERAL INCOME TAXES:
The Fund has made no provisions for federal income tax for the nine months ended December 31, 1995. The Fund complied with requirements of the Internal Revenue Code for qualifying as a regulated investment company so as not to be subject to federal income tax.

d.  SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased, sold, or sold short (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e.  INVESTMENT INCOME:
Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

f.  CAPITAL ACCOUNTS:
The Fund follows the provisions of the AICPA's Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss accounts in such a manner as to approximate amounts available for future distributions to shareholders, if any.

NOTE 2  CAPITAL SHARES:

a.  TRANSACTIONS:
The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the nine months ended December 31, 1995 and for the year ended March 31, 1995 were as follows:


4/1/95 - 12/31/95                                      SHARES          AMOUNT
--------------------------------------------------------------------------------
Shares sold                                        71,111,212  $1,642,177,404
Shares reinvested                                       2,182          54,597
--------------------------------------------------------------------------------
                                                   71,113,394   1,642,232,001

--------------------------------------------------------------------------------
Shares redeemed                                   (44,296,835) (1,037,005,593)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net increase                                       26,816,559  $  605,226,408


4/1/94 - 3/31/95                                       SHARES          AMOUNT
--------------------------------------------------------------------------------
Shares sold                                        34,759,244  $  574,001,458
Shares reinvested                                      79,555       1,276,754
--------------------------------------------------------------------------------
                                                   34,838,799     575,278,212

--------------------------------------------------------------------------------
Shares redeemed                                   (14,619,427)   (226,492,309)

--------------------------------------------------------------------------------
Net increase                                       20,219,372  $  348,785,903
--------------------------------------------------------------------------------


NOTE 3  TRANSACTIONS WITH AFFILIATES:

a.  ADVISORY FEES AND EXPENSE LIMITATION:
Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund paid Robertson, Stephens & Company Investment Management, L.P. ("RSIM"), an investment advisory fee during fiscal 1995 calculated at an annual rate of 1.25% of the average daily net assets of the Fund. (As of January 1, 1996, that rate was reduced to 1% of the average daily net assets of the Fund.) For the nine months ended December 31, 1995, the Fund incurred investment advisory fees of $9,702,327. RSIM has agreed to reimburse the Fund for any annual operating expenses, including investment advisory fees, but excluding dividend expense for short sales, which exceed the most stringent limits prescribed by any state in which the Fund's shares are offered for sale. For the nine months ended December 31, 1995, there was no expected reimbursement of advisory fees and other expenses.

b.  AFFILIATED PERSONS:
Certain officers and Trustees of the Fund are also Members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the parent of Robertson, Stephens & Company LLC (RS & Co.), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial

                                                   ROBERTSON, STEPHENS & COMPANY

Officer of RS & Co. John P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. Ronald E. Elijah, Portfolio Manager, is a Member of RS Group. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c.  COMPENSATION OF TRUSTEES AND OFFICERS:
Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $41,401 for the nine months ended December 31, 1995.

d.  DISTRIBUTION FEES:
Effective on January 1, 1996, the Fund has entered into an agreement with RS & Co. for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund.

e.  BROKERAGE COMMISSIONS:

RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the nine months ended December 31, 1995, the Fund paid brokerage commissions of $356,240 to RS & Co. which represented 21% of total commissions paid for the period.

NOTE 4  INVESTMENTS:

a.  PORTFOLIO TURNOVER RATE:
The portfolio turnover rate, which is calculated based on the lesser of the cost of investments purchased or the proceeds from investments sold (excluding options, securities sold short, and short-term investments) measured as a percentage of the Fund's average monthly investment portfolio for the nine months ended December 31, 1995, was 104%.

b.  TAX BASIS OF INVESTMENTS:
At December 31, 1995, the cost of investments for federal income tax purposes was $951,916,535. Accumulated net unrealized appreciation on investments was $176,905,290, consisting of gross unrealized appreciation and depreciation of $205,497,759 and $(28,592,469), respectively.

c.  INVESTMENT PURCHASES AND SALES:
For the nine months ended December 31, 1995, the cost of investments purchased and the proceeds from investments sold (excluding options, securities sold short, and short-term investments) were $1,619,932,751 and $1,035,627,673, respectively.

d.  OPTIONS:
At December 31, 1995, the Fund had no hedge position in put options.

e.  SHORT SALES:
At December 31, 1995, the Fund did not sell any securities short.